UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The registrant is making a filing for 13 of its series.

Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Real Return Portfolio (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio), Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series has a May 31 fiscal year end.

Date of reporting period: November 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2014

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains.

The U.S. stock market outperformed most international markets; the S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with an 8.58% gain. The MSCI EAFE Index (Net)2, a proxy for international developed markets, ended the period with a 5.07% loss. The U.S. was the fastest-growing developed country, which benefited U.S. companies. In addition, a strong U.S. dollar held back the returns of non-U.S. investments in dollar terms. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. The Barclays U.S. Aggregate Bond Index3 returned 1.91% during the period. Short-term interest rates remained ultralow.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate effectively near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and also discussed changes to its forward guidance as it begins to normalize monetary policy.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Challenging geopolitical situations and concerns about slowing global growth remained.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine continued throughout the reporting period. As of November 2014, most investors believed that the situation would not result in a war. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies and fears of a prolonged regional war.

[1].	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2].	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3].	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

Economic news out of Europe trended lower for most of 2014. Slower European growth and expectations of higher U.S. interest rates sent the euro lower during the quarter, pressuring European returns for U.S. dollar-denominated investors. Returns in Asia were dampened by a sluggish Japanese economy as well as a late-period decline in the yen. Among countries in the MSCI EAFE Index (Net), most of the major markets (such as Japan, Germany, and France) ended the period with losses. By contrast, U.S. economic news remained favorable; gross domestic product grew at a 3.9% annualized gain, pushing the U.S. stock market to a solid gain. Meanwhile, 10-year U.S. Treasury yields trended lower over the period, reaching 2.20% by the end of November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	2.81	10.40	5.49	9.08	11.72	6.11	1.39	1.20
Class B (NVGRX)*	10-1-1998	3.24	10.60	5.55	8.24	10.87	5.55	2.14	1.95
Class C (WFGWX)	10-1-1998	7.27	10.88	5.32	8.27	10.88	5.32	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	9.32	12.00	6.38	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	10.19	11.20	7.07	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(0.02)	6.38	5.25	–	–
Russell 1000® Growth Index[7]	–	–	–	–	17.50	16.77	9.02	–	–
Russell 1000® Value Index[8]	–	–	–	–	15.62	15.69	7.59	–	–
Russell 2000® Index[9]	–	–	–	–	3.99	16.69	7.78	–	–
S&P 500 Index[10]	–	–	–	–	16.86	15.96	8.06	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Growth Balanced Fund (continued)

Ten largest long-term holdings[11] (%) as of November 30, 2014
Apple Incorporated	1.42
Facebook Incorporated Class A	0.63
JPMorgan Chase & Company	0.63
Exxon Mobil Corporation	0.61
U.S. Treasury Bond, 4.25%, 11-15-2040	0.55
FNMA Series 2002 W4 Class A4, 6.25%, 5-25-2042	0.54
FNMA, 3.50%, 9-1-2032	0.53
Johnson & Johnson	0.52
Bank of America Corporation	0.50
American Express Company	0.49

Neutral target allocation[12] as of November 30, 2014

Current target allocation[12] as of November 30, 2014

1.	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

7.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

9.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

10.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

11.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	1.01	7.58	4.72	7.17	8.86	5.34	1.36	1.15
Class B (WMOBX)*	1-30-2004	1.34	7.75	4.79	6.34	8.05	4.79	2.11	1.90
Class C (WFBCX)	1-30-2004	5.37	8.05	4.55	6.37	8.05	4.55	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	7.41	9.13	5.60	1.20	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	7.52	7.93	5.89	–	–
Barclays Short Treasury 9–12 Months Index[5]	–	–	–	–	0.24	0.35	2.01	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(0.02)	6.38	5.25	–	–
Russell 1000® Growth Index[8]	–	–	–	–	17.50	16.77	9.02	–	–
Russell 1000® Value Index[9]	–	–	–	–	15.62	15.69	7.59	–	–
Russell 2000® Index[10]	–	–	–	–	3.99	16.69	7.78	–	–
S&P 500 Index[11]	–	–	–	–	16.86	15.96	8.06	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Moderate Balanced Fund (continued)

Ten largest long-term holdings[12] (%) as of November 30, 2014
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.92
Apple Incorporated	0.88
U.S. Treasury Bond, 4.25%, 11-15-2040	0.73
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.70
FNMA, 3.50%, 9-1-2032	0.70
FNMA Series 2006-M2 Class A2F, 5.26%, 5-25-2020	0.55
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2, 7.00%, 3-25-2043	0.44
FNMA Series 2004-T3 Class A1, 6.00%, 2-25-2044	0.43
FNMA Series 2004-W11 Class 1A3, 7.00%, 5-25-2044	0.42
U.S. Treasury Note, 0.88%, 8-15-2017	0.42

Neutral target allocation[13] as of November 30, 2014

Current target allocation[13] as of November 30, 2014

1.	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the Russell 2000® Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 6% in the MSCI EAFE Index (Net), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

8.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

9.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

10.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

11.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

12.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

13.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation (TAA) Model as of the date specified.

8	Wells Fargo Advantage Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,045.84	$6.15	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,041.80	$9.98	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,042.00	$9.98	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,046.79	$4.87	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,034.07	$5.86	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,030.22	$9.67	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,029.84	$9.67	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,035.50	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	9

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.53%

Affiliated Master Portfolios: 99.53%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$13,978,816
Wells Fargo Advantage Core Bond Portfolio				17,329,092
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				41,963,301
Wells Fargo Advantage Emerging Growth Portfolio				4,174,204
Wells Fargo Advantage Index Portfolio				41,898,638
Wells Fargo Advantage International Growth Portfolio				12,561,468
Wells Fargo Advantage International Value Portfolio				11,882,416
Wells Fargo Advantage Large Company Value Portfolio				27,704,476
Wells Fargo Advantage Managed Fixed Income Portfolio				60,671,936
Wells Fargo Advantage Real Return Portfolio				8,654,899
Wells Fargo Advantage Small Company Growth Portfolio				4,119,429
Wells Fargo Advantage Small Company Value Portfolio				8,183,087

Total Investment Companies (Cost $214,493,934)				253,121,762

	Yield	Maturity date	Principal

Short-Term Investments: 0.51%

U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)	0.02%	12-4-2014	$420,000	419,999
U.S. Treasury Bill #(z)	0.02	12-11-2014	870,000	869,995

Total Short-Term Investments (Cost $1,289,994)				1,289,994

Total investments in securities (Cost $215,783,928) *	100.04%	254,411,756
Other assets and liabilities, net	(0.04)	(103,321)

Total net assets	100.00%	$254,308,435

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $216,728,230 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,683,526
Gross unrealized losses	0

Net unrealized gains	$37,683,526

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.49%

Affiliated Master Portfolios: 99.49%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,838,603
Wells Fargo Advantage Core Bond Portfolio				15,309,634
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				17,471,151
Wells Fargo Advantage Emerging Growth Portfolio				1,710,762
Wells Fargo Advantage Index Portfolio				17,449,921
Wells Fargo Advantage International Growth Portfolio				5,272,142
Wells Fargo Advantage International Value Portfolio				5,044,709
Wells Fargo Advantage Large Company Value Portfolio				11,566,901
Wells Fargo Advantage Managed Fixed Income Portfolio				53,586,889
Wells Fargo Advantage Real Return Portfolio				7,662,398
Wells Fargo Advantage Small Company Growth Portfolio				1,726,291
Wells Fargo Advantage Small Company Value Portfolio				3,389,909
Wells Fargo Advantage Stable Income Portfolio				25,378,474

Total Investment Companies (Cost $155,084,202)				171,407,784

	Yield	Maturity date	Principal

Short-Term Investments: 0.50%

U.S. Treasury Securities: 0.50%
U.S. Treasury Bill #(z)	0.02%	12-11-2014	$570,000	569,997
U.S. Treasury Bill #(z)	0.03	12-4-2014	290,000	289,999

Total Short-Term Investments (Cost $859,996)				859,996

Total investments in securities (Cost $155,944,198) *	99.99%	172,267,780
Other assets and liabilities, net	0.01	11,981

Total net assets	100.00%	$172,279,761

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $155,112,410 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,155,370
Gross unrealized losses	0

Net unrealized gains	$17,155,370

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	11

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$253,121,762	$171,407,784
In unaffiliated securities, at value (see cost below)	1,289,994	859,996

Total investments, at value (see cost below)	254,411,756	172,267,780
Receivable for Fund shares sold	148,779	153,638
Prepaid expenses and other assets	38,364	25,876

Total assets	254,598,899	172,447,294

Liabilities
Payable for Fund shares redeemed	75,830	26,313
Payable for daily variation margin on open futures contracts	91,000	63,000
Distribution fees payable	8,390	3,207
Administration fees payable	39,334	19,767
Shareholder report expenses payable	14,011	11,330
Shareholder servicing fees payable	51,728	35,109
Accrued expenses and other liabilities	10,171	8,807

Total liabilities	290,464	167,533

Total net assets	$254,308,435	$172,279,761

NET ASSETS CONSIST OF
Paid-in capital	$366,376,302	$147,886,545
Undistributed net investment income	2,412,552	3,473,186
Accumulated net realized gains (losses) on investments	(153,878,367)	4,053,773
Net unrealized gains on investments	39,397,948	16,866,257

Total net assets	$254,308,435	$172,279,761

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$63,676,829	$19,262,556
Shares outstanding – Class A1	1,603,907	803,394
Net asset value per share – Class A	$39.70	$23.98
Maximum offering price per share – Class A2	$42.12	$25.44
Net assets – Class B	$288,424	$235,219
Shares outstanding – Class B1	8,149	9,860
Net asset value per share – Class B	$35.39	$23.86
Net assets – Class C	$13,463,591	$5,081,686
Shares outstanding – Class C1	387,668	216,500
Net asset value per share – Class C	$34.73	$23.47
Net assets – Administrator Class	$176,879,591	$147,700,300
Shares outstanding – Administrator Class[1]	4,971,945	6,100,921
Net asset value per share – Administrator Class	$35.58	$24.21

Investments in affiliated Master Portfolios, at cost	$214,493,934	$155,084,202

Investments in unaffiliated securities, at cost	$1,289,994	$859,996

Total investments, at cost	$215,783,928	$155,944,198

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$1,385,894	$1,409,241
Dividends allocated from affiliated Master Portfolios*	1,228,763	510,549
Securities lending income allocated from affiliated Master Portfolios	16,679	7,527
Interest	105	70
Expenses allocated from affiliated Master Portfolios	(696,170)	(460,415)
Waivers allocated from affiliated Master Portfolios	54,598	67,135

Total investment income	1,989,869	1,534,107

Expenses
Advisory fee	312,390	210,584
Administration fees
Fund level	62,478	42,117
Class A	80,048	24,253
Class B	496	349
Class C	16,808	6,284
Administrator Class	87,513	72,355
Shareholder servicing fees
Class A	76,969	23,321
Class B	477	335
Class C	16,162	6,041
Administrator Class	218,566	180,887
Distribution fees
Class B	1,432	1,006
Class C	48,485	18,128
Custody and accounting fees	5,186	3,728
Professional fees	14,713	15,244
Registration fees	25,578	23,541
Shareholder report expenses	33,888	17,098
Trustees’ fees and expenses	6,423	5,537
Other fees and expenses	5,110	5,254

Total expenses	1,012,722	656,062
Less: Fee waivers and/or expense reimbursements	(323,687)	(242,406)

Net expenses	689,035	413,656

Net investment income	1,300,834	1,120,451

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	6,126,830	2,828,494
Futures transactions	786,354	507,024

Net realized gains on investments	6,913,184	3,335,518

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	2,768,405	1,135,700
Futures transactions	313,666	246,014

Net change in unrealized gains (losses) on investments	3,082,071	1,381,714

Net realized and unrealized gains (losses) on investments	9,995,255	4,717,232

Net increase in net assets resulting from operations	$11,296,089	$5,837,683

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$638	$560
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$30,842	$12,733

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	13

	Growth Balanced Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$1,300,834		$2,929,153
Net realized gains on investments		6,913,184		15,766,495
Net change in unrealized gains (losses) on investments		3,082,071		15,973,472

Net increase in net assets resulting from operations		11,296,089		34,669,120

Distributions to shareholders from
Net investment income
Class A		0		(546,500)
Class B		0		(1,163)
Class C		0		(55,253)
Administrator Class		0		(2,226,393)

Total distributions to shareholders		0		(2,829,309)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,960	3,656,115	194,629	6,998,960
Class B	1,549	53,164	3,979	128,300
Class C	34,232	1,156,156	99,662	3,144,748
Administrator Class	228,684	7,900,052	686,725	22,150,590

		12,765,487		32,422,598

Reinvestment of distributions
Class A	0	0	14,849	539,599
Class B	0	0	35	1,141
Class C	0	0	1,637	52,395
Administrator Class	0	0	67,509	2,193,375

		0		2,786,510

Payment for shares redeemed
Class A	(100,948)	(3,880,078)	(271,847)	(9,792,448)
Class B	(7,409)	(255,364)	(22,505)	(727,480)
Class C	(25,680)	(864,666)	(39,648)	(1,259,505)
Administrator Class	(410,197)	(14,077,311)	(1,460,577)	(47,159,492)

		(19,077,419)		(58,938,925)

Net decrease in net assets resulting from capital share transactions		(6,311,932)		(23,729,817)

Total increase in net assets		4,984,157		8,109,994

Net assets
Beginning of period		249,324,278		241,214,284

End of period		$254,308,435		$249,324,278

Undistributed net investment income		$2,412,552		$1,111,718

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Moderate Balanced Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$1,120,451		$2,438,190
Net realized gains on investments		3,335,518		6,681,099
Net change in unrealized gains (losses) on investments		1,381,714		7,084,717

Net increase in net assets resulting from operations		5,837,683		16,204,006

Distributions to shareholders from
Net investment income
Class A		0		(97,654)
Class B		0		(736)
Class C		0		(14,477)
Administrator Class		0		(970,104)

Total distributions to shareholders		0		(1,082,971)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	78,248	1,836,614	452,763	9,968,564
Class B	1,074	24,957	3,798	81,897
Class C	45,631	1,047,302	83,699	1,821,475
Administrator Class	225,847	5,340,875	814,765	18,218,885

		8,249,748		30,090,821

Reinvestment of distributions
Class A	0	0	4,246	94,771
Class B	0	0	30	668
Class C	0	0	559	12,306
Administrator Class	0	0	42,641	958,985

		0		1,066,730

Payment for shares redeemed
Class A	(58,431)	(1,374,871)	(161,021)	(3,577,396)
Class B	(7,622)	(178,419)	(16,252)	(358,633)
Class C	(25,283)	(580,140)	(11,008)	(242,512)
Administrator Class	(293,542)	(6,940,696)	(1,559,569)	(35,094,813)

		(9,074,126)		(39,273,354)

Net decrease in net assets resulting from capital share transactions		(824,378)		(8,115,803)

Total increase in net assets		5,013,305		7,005,232

Net assets
Beginning of period		167,266,456		160,261,224

End of period		$172,279,761		$167,266,456

Undistributed net investment income		$3,473,186		$2,352,735

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$37.96	0.17		1.57	0.00	0.00	$39.70
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	0.00	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	0.00	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	0.00	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	0.00	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	0.00	$25.89
Year ended September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)	(0.08)	$24.12
Class B
Six months ended November 30, 2014 (unaudited)	$33.97	0.03	[4]	1.39	0.00	0.00	$35.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	0.00	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	0.00	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	0.00	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	0.00	$23.07
Year ended September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)	(0.08)	$21.46
Class C
Six months ended November 30, 2014 (unaudited)	$33.33	0.03	[4]	1.37	0.00	0.00	$34.73
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	0.00	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	0.00	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	0.00	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	0.00	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	0.00	$22.93
Year ended September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)	(0.08)	$21.42
Administrator Class
Six months ended November 30, 2014 (unaudited)	$33.98	0.23		1.37	0.00	0.00	$35.58
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	0.00	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	0.00	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	0.00	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	0.00	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	0.00	$23.39
Year ended September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)	(0.08)	$21.81

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.91%	1.40%	1.20%	4.58%	35%	$63,677
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284
1.95%	1.32%	1.20%	(2.95)%	105%	$55,318

0.15%	2.14%	1.95%	4.18%	35%	$288
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924
1.21%	2.08%	1.95%	(3.66)%	105%	$13,869

0.16%	2.14%	1.95%	4.20%	35%	$13,464
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665
1.21%	2.06%	1.95%	(3.69)%	105%	$7,738

1.15%	1.24%	0.95%	4.68%	35%	$176,880
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073
2.18%	1.14%	0.95%	(2.68)%	105%	$861,399

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$23.19	0.14		0.65	0.00	0.00	$23.98
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Year ended September 30, 2009	$17.85	0.38		(0.36)	(0.57)	(0.18)	$17.12
Class B
Six months ended November 30, 2014 (unaudited)	$23.16	0.05	[4]	0.65	0.00	0.00	$23.86
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Year ended September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.99
Class C
Six months ended November 30, 2014 (unaudited)	$22.79	0.04	[4]	0.64	0.00	0.00	$23.47
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Year ended September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.96
Administrator Class
Six months ended November 30, 2014 (unaudited)	$23.38	0.17		0.66	0.00	0.00	$24.21
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11
Year ended September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)	(0.18)	$17.23

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.14%	1.36%	1.15%	3.41%	39%	$19,263
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992
2.47%	1.31%	1.15%	0.94%	116%	$8,669

0.39%	2.10%	1.90%	3.02%	39%	$235
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257
1.72%	2.06%	1.90%	0.19%	116%	$1,720

0.39%	2.11%	1.90%	2.98%	39%	$5,082
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726
1.72%	2.05%	1.90%	0.21%	116%	$1,445

1.39%	1.20%	0.90%	3.55%	39%	$147,700
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179
2.72%	1.13%	0.90%	1.14%	116%	$330,340

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	31		13
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	1		1
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	2		1
Wells Fargo Advantage Large Company Value Portfolio	31		13
Wells Fargo Advantage Managed Fixed Income Portfolio	53		47
Wells Fargo Advantage Real Return Portfolio	20		17
Wells Fargo Advantage Small Company Growth Portfolio	1		0	*
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	21

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

22	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2014, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $159,605,297 with $7,499,740 expiring in 2016; $69,527,330 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$253,121,762	$0	$253,121,762

Short-term investments
U.S. Treasury securities	869,995	419,999	0	1,289,994
Total assets	$869,995	$253,541,761	$0	$254,411,756
Liabilities
Futures contracts	$91,000	$0	$0	$91,000
Total liabilities	$91,000	$0	$0	$91,000

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	23

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$171,407,784	$0	$171,407,784

Short-term investments
U.S. Treasury securities	569,997	289,999	0	859,996
Total assets	$569,997	$171,697,783	$0	$172,267,780
Liabilities
Futures contracts	$63,000	$0	$0	$63,000
Total liabilities	$63,000	$0	$0	$63,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities included in the are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 31, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended November 30, 2014, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers, and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

24	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through September 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15%	1.90%	1.90%	0.90%

After September 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Growth Balanced Fund	$8,789	$0
Moderate Balanced Fund	2,502	50

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$46,759,923	$48,433,826	$51,121,835	$49,598,498
Moderate Balanced Fund	41,310,840	31,673,375	45,164,453	27,952,383

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	25

At November 30, 2014, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
Growth Balanced Fund	12-18-2014	Goldman Sachs	24 Long	S&P 500 Index	$12,397,800	$951,805
	3-20-2015	Goldman Sachs	88 Short	U.S. Treasury Bond	12,551,000	(181,685)
Moderate Balanced Fund	12-18-2014	Goldman Sachs	17 Long	S&P 500 Index	8,781,775	666,551
	3-20-2015	Goldman Sachs	60 Short	U.S. Treasury Bond	8,557,500	(123,876)

The Funds had average notional amounts in futures contracts outstanding during the six months ended November 30, 2014 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$13,227,685	$13,972,425
Moderate Balanced Fund	9,064,761	9,222,818

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows for Growth Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$55,000	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	36,000	*
		$0		$91,000

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(456,989)	$(106,881)
Equity contracts	1,243,343	420,547
	$786,354	$313,666

The fair value of derivative instruments as of November 30, 2014 was as follows for Moderate Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$37,500	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	25,500	*
		$0		$63,000

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(302,813)	$319,190
Equity contracts	809,837	(73,176)
	$507,024	$246,014

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$91,000	$0	$(91,000)	$0
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	63,000	0	(63,000)	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$302
Moderate Balanced Fund	151

For the six months ended November 30, 2014, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	27

9. SUBSEQUENT DISTRIBUTIONS

On December 19, 2014, the Funds declared distributions from net investment income to shareholders of record on December 18, 2014. The per share amounts payable on December 22, 2014 were as follows:

Net investment income	Growth Balanced Fund	Moderate Balanced Fund
Class A	$0.16692	$0.44320
Class B	0.00000	0.00000
Class C	0.07508	0.23375
Administrator Class	0.20618	0.52200

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

28	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 91.51%

Consumer Discretionary: 12.57%

Hotels, Restaurants & Leisure: 5.01%
Carnival Corporation	210,400	$9,291,264
McDonald’s Corporation	79,000	7,647,990

		16,939,254

Media: 5.16%
Omnicom Group Incorporated	127,500	9,851,925
Twenty-First Century Fox Incorporated	206,700	7,606,560

		17,458,485

Multiline Retail: 2.40%
Kohl’s Corporation	135,900	8,102,358

Consumer Staples: 10.64%

Beverages: 1.34%
Diageo plc ADR	36,800	4,533,760

Food Products: 2.07%
Unilever NV ADR	172,600	7,014,464

Household Products: 4.70%
Colgate-Palmolive Company	67,800	4,718,202
Henkel AG & Company KGaA ADR	51,200	5,067,776
The Procter & Gamble Company	67,600	6,113,068

		15,899,046

Tobacco: 2.53%
Philip Morris International	98,300	8,545,219

Energy: 8.69%

Oil, Gas & Consumable Fuels: 8.69%
Chevron Corporation	60,440	6,580,103
Devon Energy Corporation	117,300	6,917,181
Exxon Mobil Corporation	85,350	7,727,589
Noble Energy Incorporated	75,600	3,718,008
World Fuel Services Corporation	98,600	4,464,608

		29,407,489

Financials: 23.88%

Banks: 7.12%
Bank of America Corporation	334,100	5,693,064
JPMorgan Chase & Company	174,800	10,515,968
PNC Financial Services Group Incorporated	90,000	7,872,300

		24,081,332

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	29

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.92%
State Street Corporation	172,700	$13,251,271

Consumer Finance: 2.23%
American Express Company	81,400	7,522,988

Diversified Financial Services: 1.52%
Berkshire Hathaway Incorporated Class B †	34,600	5,144,674

Insurance: 9.09%
Axis Capital Holdings Limited	33,700	1,686,685
FNF Group	233,900	7,578,360
RenaissanceRe Holdings Limited	79,200	7,755,264
The Progressive Corporation	333,600	9,087,264
Willis Group Holdings plc	108,500	4,634,035

		30,741,608

Health Care: 13.79%

Health Care Equipment & Supplies: 4.49%
Baxter International Incorporated	98,900	7,219,700
Becton Dickinson & Company	56,700	7,956,711

		15,176,411

Health Care Providers & Services: 6.76%
Cardinal Health Incorporated	81,300	6,682,047
Laboratory Corporation of America Holdings †	84,300	8,821,152
UnitedHealth Group Incorporated	74,700	7,367,661

		22,870,860

Pharmaceuticals: 2.54%
Johnson & Johnson	79,400	8,595,050

Industrials: 9.45%

Air Freight & Logistics: 2.68%
United Parcel Service Incorporated Class B	82,600	9,079,392

Electrical Equipment: 1.09%
Eaton Corporation plc	54,100	3,669,603

Industrial Conglomerates: 2.52%
3M Company	53,200	8,516,788

Machinery: 3.16%
Illinois Tool Works Incorporated	28,000	2,658,040
Parker Hannifin Corporation	62,200	8,025,666

		10,683,706

Information Technology: 6.64%

Communications Equipment: 2.09%
QUALCOMM Incorporated	97,000	7,071,300

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.55%
Fiserv Incorporated †		99,700	$7,127,553
The Western Union Company		444,000	8,249,520

			15,377,073

Materials: 5.85%

Containers & Packaging: 5.85%
Ball Corporation		69,500	4,661,365
Crown Holdings Incorporated †		222,800	11,028,600
Rock-Tenn Company Class A		71,900	4,084,639

			19,774,604

Total Common Stocks (Cost $214,789,569)			309,456,735

	Dividend yield

Preferred Stocks: 0.45%

Consumer Staples: 0.45%

Household Products: 0.45%
Henkel AG & Company KGaA ADR ±	1.51%	13,600	1,507,315

Total Preferred Stocks (Cost $597,017)			1,507,315

	Yield

Short-Term Investments: 7.34%

Investment Companies: 7.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	24,831,887	24,831,887

Total Short-Term Investments (Cost $24,831,887)			24,831,887

Total investments in securities (Cost $240,218,473) *	99.30%	335,795,937
Other assets and liabilities, net	0.70	2,369,039

Total net assets	100.00%	$338,164,976

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $249,058,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,955,131
Gross unrealized losses	(10,217,626)

Net unrealized gains	$86,737,505

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.14%

Consumer Discretionary: 25.59%

Auto Components: 1.17%
BorgWarner Incorporated	2,560	$144,794
Delphi Automotive plc	19,530	1,424,714

		1,569,508

Distributors: 0.52%
LKQ Corporation †	23,900	694,295

Hotels, Restaurants & Leisure: 4.78%
Chipotle Mexican Grill Incorporated †	3,130	2,077,131
Hilton Worldwide Holdings Incorporated †	7,368	193,189
Las Vegas Sands Corporation	13,660	870,005
Marriott International Incorporated Class A	8,700	685,473
Starbucks Corporation	21,214	1,722,789
Wynn Resorts Limited	4,860	868,045

		6,416,632

Internet & Catalog Retail: 2.92%
Amazon.com Incorporated †	7,460	2,526,254
Netflix Incorporated †	280	97,045
The Priceline Group Incorporated †	1,120	1,299,413

		3,922,712

Media: 5.94%
CBS Corporation Class B	14,780	811,126
Comcast Corporation Class A	36,450	2,079,108
Liberty Global plc Class C †	31,320	1,563,494
The Walt Disney Company	15,900	1,470,909
Time Warner Incorporated	10,610	903,123
Twenty-First Century Fox Incorporated	31,320	1,152,576

		7,980,336

Multiline Retail: 2.08%
Dollar Tree Incorporated †	31,610	2,160,860
Nordstrom Incorporated	8,340	636,842

		2,797,702

Specialty Retail: 4.53%
Cabela’s Incorporated †«	3,680	199,603
CarMax Incorporated †	30,120	1,716,238
O’Reilly Automotive Incorporated †	4,590	838,777
TJX Companies Incorporated	26,500	1,753,240
Tractor Supply Company	20,440	1,572,449

		6,080,307

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.65%
Nike Incorporated Class B	25,020	$2,484,236
Under Armour Incorporated Class A †	19,520	1,415,005
VF Corporation	13,420	1,008,781

		4,908,022

Consumer Staples: 3.93%

Beverages: 0.95%
Constellation Brands Incorporated Class A †	10,240	987,136
The Coca-Cola Company	6,650	298,120

		1,285,256

Food & Staples Retailing: 1.93%
Costco Wholesale Corporation	11,450	1,627,274
CVS Health Corporation	4,200	383,712
Sprouts Farmers Market Incorporated †	15,228	484,098
Walgreen Company	1,370	93,996

		2,589,080

Household Products: 0.42%
Colgate-Palmolive Company	8,180	569,246

Personal Products: 0.63%
Estee Lauder Companies Incorporated Class A	11,370	842,972

Energy: 4.39%

Energy Equipment & Services: 1.10%
Halliburton Company	14,080	594,176
Schlumberger Limited	10,280	883,566

		1,477,742

Oil, Gas & Consumable Fuels: 3.29%
Antero Resources Corporation †	13,592	637,737
Concho Resources Incorporated †	14,460	1,377,315
Continental Resources Incorporated †«	2,250	92,205
EOG Resources Incorporated	4,830	418,858
Memorial Resource Development Corporation †	5,877	126,943
Pioneer Natural Resources Company	11,610	1,662,900
Whiting Petroleum Corporation †	2,500	104,425

		4,420,383

Financials: 6.32%

Capital Markets: 2.71%
Affiliated Managers Group Incorporated †	4,660	948,729
Ameriprise Financial Incorporated	5,890	776,125
Northern Trust Corporation	4,410	298,689
TD Ameritrade Holding Corporation	46,710	1,616,633

		3,640,176

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.11%
American Express Company	16,470	$1,522,157
Discover Financial Services	20,110	1,318,211

		2,840,368

Diversified Financial Services: 1.05%
IntercontinentalExchange Group Incorporated	6,220	1,405,658

REITs: 0.45%
American Tower Corporation	5,770	605,908

Health Care: 15.83%

Biotechnology: 8.39%
Alexion Pharmaceuticals Incorporated †	13,850	2,699,365
Biogen Idec Incorporated †	8,310	2,556,904
BioMarin Pharmaceutical Incorporated †	2,030	182,132
Celgene Corporation †	23,560	2,678,536
Gilead Sciences Incorporated †	13,230	1,327,234
Medivation Incorporated †	2,610	302,473
Regeneron Pharmaceuticals Incorporated †	3,660	1,522,963

		11,269,607

Health Care Equipment & Supplies: 0.89%
Covidien plc	11,820	1,193,820

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	11,463	1,043,706
Envision Healthcare Holdings Incorporated †	7,057	249,536
McKesson Corporation	6,110	1,287,744

		2,580,986

Health Care Technology: 1.04%
Cerner Corporation †	21,690	1,396,836

Life Sciences Tools & Services: 0.52%
Mettler-Toledo International Incorporated †	1,570	460,418
Quintiles Transnational Holdings Incorporated †	4,054	234,402

		694,820

Pharmaceuticals: 3.07%
AbbVie Incorporated	18,060	1,249,752
Jazz Pharmaceuticals plc †	360	63,752
Merck & Company Incorporated	9,070	547,828
Perrigo Company plc	14,150	2,266,688

		4,128,020

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrials: 11.17%

Aerospace & Defense: 1.39%
Precision Castparts Corporation	2,370	$563,823
The Boeing Company	4,630	622,087
United Technologies Corporation	6,170	679,194

		1,865,104

Air Freight & Logistics: 0.81%
United Parcel Service Incorporated Class B	9,900	1,088,208

Airlines: 1.16%
Delta Air Lines Incorporated	18,630	869,462
Southwest Airlines Company	16,440	687,521

		1,556,983

Commercial Services & Supplies: 0.35%
Tyco International plc	10,900	467,610

Electrical Equipment: 0.25%
Rockwell Automation Incorporated	2,920	336,997

Industrial Conglomerates: 0.90%
3M Company	3,220	515,490
Danaher Corporation	8,280	691,877

		1,207,367

Machinery: 1.03%
Cummins Incorporated	6,416	934,298
Flowserve Corporation	4,110	241,956
Pentair plc	3,220	208,366

		1,384,620

Road & Rail: 4.61%
Canadian Pacific Railway Limited	4,540	876,946
CSX Corporation	16,990	619,965
Genesee & Wyoming Incorporated Class A †	3,330	328,305
Kansas City Southern	6,890	819,497
Norfolk Southern Corporation	10,510	1,173,336
Union Pacific Corporation	20,390	2,380,940

		6,198,989

Trading Companies & Distributors: 0.67%
W.W. Grainger Incorporated	3,650	896,732

Information Technology: 27.66%

Communications Equipment: 1.81%
Cisco Systems Incorporated	12,120	334,997
F5 Networks Incorporated †	2,500	322,975
Palo Alto Networks Incorporated †	5,772	709,956
QUALCOMM Incorporated	14,541	1,060,039

		2,427,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.72%
TE Connectivity Limited	15,040	$965,568

Internet Software & Services: 8.36%
Akamai Technologies Incorporated †	14,560	940,722
Alibaba Group Holding Limited ADR †	3,770	420,883
Facebook Incorporated Class A †	51,660	4,013,982
Google Incorporated Class A †	4,644	2,549,928
Google Incorporated Class C †	5,014	2,716,736
Pandora Media Incorporated †	26,150	514,109
Twitter Incorporated †	1,750	73,045

		11,229,405

IT Services: 5.34%
Accenture plc	9,420	813,229
Alliance Data Systems Corporation †	5,170	1,477,948
MasterCard Incorporated Class A	22,600	1,972,754
Visa Incorporated Class A	11,260	2,907,219

		7,171,150

Semiconductors & Semiconductor Equipment: 3.07%
ARM Holdings plc ADR	14,120	604,901
Microchip Technology Incorporated «	34,870	1,574,381
Micron Technology Incorporated †	32,950	1,184,553
Texas Instruments Incorporated	14,110	767,866

		4,131,701

Software: 4.09%
Adobe Systems Incorporated †	8,430	621,122
Microsoft Corporation	19,150	915,562
Salesforce.com Incorporated †	34,114	2,042,405
ServiceNow Incorporated †	21,000	1,343,160
Splunk Incorporated †	6,460	433,466
Tableau Software Incorporated Class A †	1,650	138,402

		5,494,117

Technology Hardware, Storage & Peripherals: 4.27%
Apple Incorporated	41,207	4,900,749
Western Digital Corporation	8,120	838,552

		5,739,301

Materials: 3.13%

Chemicals: 3.13%
Airgas Incorporated	1,480	171,132
Ecolab Incorporated	6,230	678,754
Monsanto Company	13,740	1,647,563
Praxair Incorporated	13,270	1,703,603

		4,201,052

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 1.12%

Wireless Telecommunication Services: 1.12%
SBA Communications Corporation Class A †		12,333	$1,500,556

Total Common Stocks (Cost $87,975,922)			133,173,819

	Yield

Short-Term Investments: 2.42%

Investment Companies: 2.42%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.12%	1,815,925	1,815,925
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,435,598	1,435,598

Total Short-Term Investments (Cost $3,251,523)			3,251,523

Total investments in securities (Cost $91,227,445) *	101.56%	136,425,342
Other assets and liabilities, net	(1.56)	(2,099,469)

Total net assets	100.00%	$134,325,873

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $91,565,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,274,226
Gross unrealized losses	(1,414,079)

Net unrealized gains	$44,860,147

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.54%

Consumer Discretionary: 12.72%

Auto Components: 2.66%
Gentherm Incorporated †	534,700	$20,152,843
Motorcar Parts of America Incorporated †	285,572	9,638,055

		29,790,898

Diversified Consumer Services: 2.00%
Grand Canyon Education Incorporated †	385,600	17,610,352
LifeLock Incorporated †	289,700	4,782,947

		22,393,299

Hotels, Restaurants & Leisure: 3.79%
Fiesta Restaurant Group Incorporated †	464,155	26,020,529
Jack In the Box Incorporated	63,000	4,693,500
The Habit Restaurants Incorporated Class A †	105,453	3,418,786
Zoe’s Kitchen Incorporated «†	262,630	8,306,987

		42,439,802

Internet & Catalog Retail: 0.15%
RetailMeNot Incorporated «†	116,307	1,712,621

Media: 1.10%
IMAX Corporation †	391,510	12,285,584

Specialty Retail: 1.67%
Boot Barn Holdings Incorporated †	176,379	3,809,786
Five Below Incorporated «†	320,697	14,963,722

		18,773,508

Textiles, Apparel & Luxury Goods: 1.35%
G-III Apparel Group Limited †	170,600	15,096,394

Consumer Staples: 1.47%

Food & Staples Retailing: 1.47%
Diplomat Pharmacy Incorporated †	137,726	3,699,320
United Natural Foods Incorporated †	170,240	12,800,346

		16,499,666

Energy: 2.90%

Energy Equipment & Services: 0.05%
RigNet Incorporated †	12,800	524,160

Oil, Gas & Consumable Fuels: 2.85%
Bonanza Creek Energy Incorporated †	172,500	4,695,450
Diamondback Energy Incorporated †	154,957	8,739,575
Oasis Petroleum Incorporated †	173,600	3,190,768
Parsley Energy Incorporated Class A †	462,048	5,840,287
RSP Permian Incorporated «†	437,788	9,526,267

		31,992,347

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 7.71%

Capital Markets: 1.60%
Financial Engines Incorporated «	547,630	$17,896,548

Consumer Finance: 2.87%
Encore Capital Group Incorporated «†	149,600	6,419,336
PRA Group Incorporated †	439,800	25,737,096

		32,156,432

Diversified Financial Services: 3.24%
MarketAxess Holdings Incorporated	552,671	36,238,637

Health Care: 31.09%

Biotechnology: 3.36%
Exact Sciences Corporation «†	177,453	4,404,383
Hyperion Therapeutics Incorporated †	239,823	4,913,973
Ligand Pharmaceuticals Incorporated †	65,100	3,505,635
NPS Pharmaceuticals Incorporated †	434,100	14,403,438
PTC Therapeutics Incorporated †	207,700	9,294,575
Repligen Corporation †	48,600	1,111,482

		37,633,486

Health Care Equipment & Supplies: 10.59%
Align Technology Incorporated †	94,200	5,359,980
Cardiovascular Systems Incorporated †	584,558	17,922,548
Cynosure Incorporated Class A †	616,678	17,001,812
DexCom Incorporated †	439,900	22,637,254
Endologix Incorporated †	618,094	7,930,146
Insulet Corporation †	164,300	7,654,737
NxStage Medical Incorporated †	372,460	6,436,109
Oxford Immunotec Global plc †	264,771	3,463,205
Spectranetics Corporation «†	773,614	25,397,748
Tandem Diabetes Care Incorporated «†	337,737	4,772,224

		118,575,763

Health Care Providers & Services: 9.84%
AAC Holdings Incorporated «†	229,581	6,625,708
Acadia Healthcare Company Incorporated †	588,960	36,521,409
Adeptus Health Incorporated Class A †	231,601	7,049,934
ExamWorks Group Incorporated †	697,028	27,428,052
HealthEquity Incorporated †	217,602	5,403,058
MWI Veterinary Supply Incorporated †	98,300	16,064,186
Team Health Holdings Incorporated †	195,300	11,163,348

		110,255,695

Health Care Technology: 0.95%
Medidata Solutions Incorporated †	248,400	10,609,164

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 1.22%
ICON plc ADR †	187,800	$10,430,412
INC Research Holdings Incorporated Class A †	132,129	3,222,626

		13,653,038

Pharmaceuticals: 5.13%
Akorn Incorporated «†	841,434	33,716,260
ANI Pharmaceuticals Incorporated †	200,200	10,832,822
BioDelivery Sciences International Incorporated †	427,600	6,563,660
Intersect ENT Incorporated †	309,475	5,353,918
Lannett Company Incorporated †	20,969	1,030,207

		57,496,867

Industrials: 10.59%

Aerospace & Defense: 1.01%
TASER International Incorporated «†	528,100	11,343,588

Electrical Equipment: 1.69%
Power Solutions International Incorporated «†	289,199	18,985,914

Machinery: 1.54%
Proto Labs Incorporated †	97,855	6,350,790
The Middleby Corporation †	113,450	10,850,358

		17,201,148

Professional Services: 3.97%
Corporate Executive Board Company	76,046	5,567,328
On Assignment Incorporated †	670,113	20,592,572
Paylocity Holding Corporation «†	251,133	7,305,459
Wageworks Incorporated †	188,750	11,026,775

		44,492,134

Road & Rail: 1.13%
Saia Incorporated †	227,900	12,641,613

Trading Companies & Distributors: 1.25%
DXP Enterprises Incorporated †	51,516	3,027,080
H&E Equipment Services Incorporated	312,600	10,941,000

		13,968,080

Information Technology: 32.56%

Electronic Equipment, Instruments & Components: 1.62%
Cognex Corporation †	254,700	10,368,837
Universal Display Corporation «†	278,300	7,720,042

		18,088,879

Internet Software & Services: 12.58%
Borderfree Incorporated †	680,539	6,812,195
ChannelAdvisor Corporation «†	381,500	6,714,400
DealerTrack Holdings Incorporated †	362,900	17,114,364
Demandware Incorporated †	371,500	20,804,000

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Internet Software & Services (continued)
Envestnet Incorporated †		689,492	$35,267,516
HomeAway Incorporated †		585,845	18,372,099
Q2 Holdings Incorporated †		367,249	6,827,159
SPS Commerce Incorporated †		497,432	28,990,337

			140,902,070

IT Services: 2.85%
iGATE Corporation †		184,500	6,817,275
InterXion Holding NV †		286,400	7,981,968
Maximus Incorporated		185,200	9,702,628
Wex Incorporated †		65,821	7,443,039

			31,944,910

Semiconductors & Semiconductor Equipment: 2.31%
Cavium Incorporated †		203,900	11,540,740
Veeco Instruments Incorporated †		383,900	14,361,699

			25,902,439

Software: 13.20%
Aspen Technology Incorporated †		81,700	3,083,358
Callidus Software Incorporated †		785,950	12,551,622
Fleetmatics Group plc «†		626,720	22,054,277
Guidewire Software Incorporated †		243,801	12,304,636
HubSpot Incorporated †		96,803	3,425,858
MobileIron Incorporated «†		840,888	7,795,032
Proofpoint Incorporated †		749,140	32,527,659
PROS Holdings Incorporated †		439,422	12,567,469
Synchronoss Technologies Incorporated †		367,801	15,752,917
Tyler Technologies Incorporated †		104,425	11,338,467
Ultimate Software Group Incorporated †		98,170	14,454,551

			147,855,846

Materials: 0.50%

Chemicals: 0.50%
Balchem Corporation		86,300	5,609,500

Total Common Stocks (Cost $797,241,970)			1,114,960,030

	Yield

Short-Term Investments: 12.22%

Investment Companies: 12.22%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	130,887,098	130,887,098
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	5,987,366	5,987,366

Total Short-Term Investments (Cost $136,874,464)			136,874,464

Total investments in securities (Cost $934,116,434) *	111.76%	1,251,834,494
Other assets and liabilities, net	(11.76)	(131,745,558)

Total net assets	100.00%	$1,120,088,936

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	41

EMERGING GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $936,487,448 and unrealized gains (losses) consists of:

Gross unrealized gains	$344,568,180
Gross unrealized losses	(29,221,134)

Net unrealized gains	$315,347,046

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.72%

Consumer Discretionary: 11.80%

Auto Components: 0.41%
Other securities		$11,700,990	0.41%

Automobiles: 0.65%
Other securities		18,756,441	0.65

Distributors: 0.08%
Other securities		2,434,550	0.08

Diversified Consumer Services: 0.05%
Other securities		1,431,853	0.05

Hotels, Restaurants & Leisure: 1.58%
McDonald’s Corporation	151,931	14,708,440	0.51
Other securities		30,817,521	1.07

		45,525,961	1.58

Household Durables: 0.42%
Other securities		12,109,918	0.42

Internet & Catalog Retail: 1.22%
Amazon.com Incorporated †	58,621	19,851,415	0.69
Other securities		15,241,491	0.53

		35,092,906	1.22

Leisure Products: 0.09%
Other securities		2,700,223	0.09

Media: 3.47%
Comcast Corporation Class A	400,450	22,841,668	0.79
The Walt Disney Company	244,348	22,604,633	0.78
Other securities		54,635,756	1.90

		100,082,057	3.47

Multiline Retail: 0.72%
Other securities		20,853,280	0.72

Specialty Retail: 2.25%
Home Depot Incorporated	208,251	20,700,149	0.72
Other securities		44,236,594	1.53

		64,936,743	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.86%
Other securities		$24,857,285	0.86%

Consumer Staples: 9.76%

Beverages: 2.21%
PepsiCo Incorporated	233,141	23,337,414	0.81
The Coca-Cola Company	610,759	27,380,326	0.95
Other securities		13,041,583	0.45

		63,759,323	2.21

Food & Staples Retailing: 2.39%
CVS Health Corporation	179,194	16,371,164	0.57
Wal-Mart Stores Incorporated	244,319	21,387,685	0.74
Other securities		31,144,786	1.08

		68,903,635	2.39

Food Products: 1.62%
Other securities		46,651,671	1.62

Household Products: 1.94%
The Procter & Gamble Company	418,947	37,885,377	1.31
Other securities		18,015,315	0.63

		55,900,692	1.94

Personal Products: 0.11%
Other securities		3,238,424	0.11

Tobacco: 1.49%
Altria Group Incorporated	306,893	15,424,442	0.53
Philip Morris International	241,704	21,011,329	0.73
Other securities		6,659,608	0.23

		43,095,379	1.49

Energy: 8.28%

Energy Equipment & Services: 1.37%
Schlumberger Limited	200,594	17,241,054	0.60
Other securities		22,293,272	0.77

		39,534,326	1.37

Oil, Gas & Consumable Fuels: 6.91%
Chevron Corporation	293,816	31,987,748	1.11
ConocoPhillips Company	190,248	12,569,685	0.44
Exxon Mobil Corporation	659,864	59,744,087	2.07
Other securities		95,008,234	3.29

		199,309,754	6.91

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.09%

Banks: 5.82%
Bank of America Corporation	1,627,090	$27,725,614	0.96%
Citigroup Incorporated	469,098	25,317,219	0.88
JPMorgan Chase & Company	581,972	35,011,436	1.21
Wells Fargo & Company (l)	735,042	40,045,088	1.39
Other securities		39,664,343	1.38

		167,763,700	5.82

Capital Markets: 2.21%
Other securities		63,718,879	2.21

Consumer Finance: 0.91%
American Express Company	139,262	12,870,594	0.45
Other securities		13,271,058	0.46

		26,141,652	0.91

Diversified Financial Services: 2.04%
Berkshire Hathaway Incorporated Class B †	282,071	41,941,137	1.45
Other securities		16,880,589	0.59

		58,821,726	2.04

Insurance: 2.73%
Other securities		78,852,821	2.73

Real Estate Management & Development: 0.05%
Other securities		1,456,421	0.05

REITs: 2.28%
Other securities		65,866,613	2.28

Thrifts & Mortgage Finance: 0.05%
Other securities		1,438,507	0.05

Health Care: 14.15%

Biotechnology: 2.89%
Amgen Incorporated	117,532	19,429,215	0.67
Celgene Corporation †	123,706	14,064,135	0.49
Gilead Sciences Incorporated †	233,896	23,464,447	0.81
Other securities		26,300,040	0.92

		83,257,837	2.89

Health Care Equipment & Supplies: 2.19%
Other securities		63,179,808	2.19

Health Care Providers & Services: 2.24%
UnitedHealth Group Incorporated	150,337	14,827,738	0.51
Other securities		49,852,543	1.73

		64,680,281	2.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.11%
Other securities		$3,024,610	0.11%

Life Sciences Tools & Services: 0.43%
Other securities		12,486,464	0.43

Pharmaceuticals: 6.29%
Abbvie Incorporated	246,279	17,042,507	0.59
Bristol-Myers Squibb Company	256,523	15,147,683	0.53
Johnson & Johnson	436,375	47,237,594	1.64
Merck & Company Incorporated	446,331	26,958,392	0.93
Pfizer Incorporated	981,104	30,561,390	1.06
Other securities		44,629,381	1.54

		181,576,947	6.29

Industrials: 10.32%

Aerospace & Defense: 2.63%
Boeing Company	103,694	13,932,326	0.48
United Technologies Corporation	131,638	14,490,711	0.50
Other securities		47,401,640	1.65

		75,824,677	2.63

Air Freight & Logistics: 0.78%
Other securities		22,373,609	0.78

Airlines: 0.37%
Other securities		10,520,786	0.37

Building Products: 0.07%
Other securities		2,135,237	0.07

Commercial Services & Supplies: 0.46%
Other securities		13,187,947	0.46

Construction & Engineering: 0.12%
Other securities		3,490,225	0.12

Electrical Equipment: 0.56%
Other securities		16,278,770	0.56

Industrial Conglomerates: 2.34%
3M Company	100,258	16,050,303	0.56
General Electric Company	1,552,517	41,126,175	1.43
Other securities		10,324,201	0.35

		67,500,679	2.34

Machinery: 1.56%
Other securities		45,123,333	1.56

Professional Services: 0.19%
Other securities		5,387,604	0.19

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.04%
Union Pacific Corporation	138,856	$16,214,215	0.56%
Other securities		13,804,879	0.48

		30,019,094	1.04

Trading Companies & Distributors: 0.20%
Other securities		5,905,054	0.20

Information Technology: 19.71%

Communications Equipment: 1.63%
Cisco Systems Incorporated	788,985	21,807,545	0.76
QUALCOMM Incorporated	259,326	18,904,865	0.65
Other securities		6,264,587	0.22

		46,976,997	1.63

Electronic Equipment, Instruments & Components: 0.40%
Other securities		11,562,764	0.40

Internet Software & Services: 3.22%
Facebook Incorporated Class A †	322,352	25,046,750	0.87
Google Incorporated Class A †	43,957	24,135,910	0.84
Google Incorporated Class C †	43,954	23,815,596	0.82
Other securities		19,823,577	0.69

		92,821,833	3.22

IT Services: 3.25%
International Business Machines Corporation	143,550	23,279,504	0.81
MasterCard Incorporated	152,294	13,293,743	0.46
Visa Incorporated Class A	76,169	19,666,074	0.68
Other securities		37,579,995	1.30

		93,819,316	3.25

Semiconductors & Semiconductor Equipment: 2.45%
Intel Corporation	766,054	28,535,512	0.99
Other securities		42,234,165	1.46

		70,769,677	2.45

Software: 3.79%
Microsoft Corporation	1,274,928	60,954,308	2.11
Oracle Corporation	503,183	21,339,991	0.74
Other securities		26,985,129	0.94

		109,279,428	3.79

Technology Hardware, Storage & Peripherals: 4.97%
Apple Incorporated	926,486	110,186,980	3.82
Other securities		33,354,688	1.15

		143,541,668	4.97

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	47

INDEX PORTFOLIO

Security name		Shares	Value	Percent of net assets

Materials: 3.17%

Chemicals: 2.34%
Other securities			$67,498,229	2.34%

Construction Materials: 0.09%
Other securities			2,482,357	0.09

Containers & Packaging: 0.20%
Other securities			5,890,602	0.20

Metals & Mining: 0.42%
Other securities			12,096,064	0.42

Paper & Forest Products: 0.12%
Other securities			3,555,995	0.12

Telecommunication Services: 2.38%

Diversified Telecommunication Services: 2.38%
AT&T Incorporated		802,415	28,389,443	0.98
Verizon Communications Incorporated		641,380	32,447,414	1.13
Other securities			7,783,311	0.27

			68,620,168	2.38

Utilities: 3.06%

Electric Utilities: 1.75%
Other securities			50,499,192	1.75

Gas Utilities: 0.03%
Other securities			967,055	0.03

Independent Power & Renewable Electricity Producers: 0.11%
Other securities			3,061,443	0.11

Multi-Utilities: 1.17%
Other securities			33,837,538	1.17

Total Common Stocks (Cost $1,423,799,062)			2,848,169,018	98.72

	Yield
Short-Term Investments: 1.86%

Investment Companies: 1.77%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	15,878,700	15,878,700	0.55
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	35,068,768	35,068,768	1.22

			50,947,468	1.77

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01%	1-8-2015	$1,900,000	$1,899,975	0.06%
U.S. Treasury Bill (z)#	0.02	12-18-2014	180,000	179,998	0.01
U.S. Treasury Bill (z)#	0.02	3-5-2015	360,000	359,981	0.01
U.S. Treasury Bill (z)#	0.06	4-23-2015	225,000	224,946	0.01

				2,664,900	0.09

Total Short-Term Investments (Cost $53,612,375)				53,612,368	1.86

Total investments in securities (Cost $1,477,411,437) *				2,901,781,386	100.58%
Other assets and liabilities, net				(16,627,350)	(0.58)

Total net assets				$2,885,154,036	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,556,651,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,443,250,527
Gross unrealized losses	(98,120,464)

Net unrealized gains	$1,345,130,063

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.93%

Belgium: 3.97%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	28,940	$3,401,507
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,489	1,286,381
UCB SA (Health Care, Pharmaceuticals)	19,855	1,558,427

		6,246,315

Brazil: 0.18%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	276,338

China: 10.45%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	4,262	475,810
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	37,490	9,189,174
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	233,000	2,870,849
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,541,000	1,045,231
Tencent Holdings Limited (Information Technology, Internet Software & Services)	178,400	2,852,596

		16,433,660

Denmark: 0.19%
Rockwool International AS B Shares (Industrials, Building Products)	2,420	300,679

France: 5.75%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	57,178	1,007,791
L’Oreal SA (Consumer Staples, Personal Products)	6,608	1,128,104
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	6,670	1,199,275
Pernod-Ricard SA (Consumer Staples, Beverages)	2,016	239,086
Publicis Groupe SA (Consumer Discretionary, Media)	102	7,496
Schneider Electric SA (Industrials, Electrical Equipment)	19,776	1,614,237
Technip SA (Energy, Energy Equipment & Services)	8,423	548,142
Vinci SA (Industrials, Construction & Engineering)	13,889	751,338
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	77,004	2,553,498

		9,048,967

Germany: 11.84%
Allianz AG (Financials, Insurance)	8,365	1,441,066
Bayer AG (Health Care, Pharmaceuticals)	45,409	6,833,965
Beiersdorf AG (Consumer Staples, Personal Products)	23,029	2,051,123
Deutsche Post AG (Industrials, Air Freight & Logistics)	69,999	2,326,869
Linde AG (Materials, Chemicals)	27,948	5,277,210
MTU Aero Engines AG (Industrials, Aerospace & Defense)	7,732	689,532

		18,619,765

Hong Kong: 6.39%
AIA Group Limited (Financials, Insurance)	950,800	5,492,765
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	284,500	2,270,893
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	382,800	2,292,881

		10,056,539

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 3.59%
Covidien plc (Health Care, Health Care Equipment & Supplies)	55,835	$5,639,335

Japan: 14.80%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	701,000	3,544,282
JS Group Corporation (Industrials, Building Products)	60,000	1,276,144
Kawasaki Heavy Industries Limited (Industrials, Machinery)	78,116	343,613
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	35,800	2,293,951
NGK Insulators Limited (Industrials, Machinery)	130,000	2,886,576
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	113,400	4,128,154
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,200	1,044,510
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	39,269	2,635,030
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	83,200	5,127,874

		23,280,134

Mexico: 3.05%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	128,450	4,797,608

Netherlands: 4.45%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	46,681	4,933,172
Nielsen Holdings NV (Industrials, Professional Services) «	7,161	299,115
Unilever NV (Consumer Staples, Food Products) «	43,287	1,764,250

		6,996,537

South Korea: 0.38%
Naver Corporation (Information Technology, Internet Software & Services)	844	575,896
Orion Corporation (Consumer Staples, Food Products)	18	15,889

		591,785

Spain: 1.97%
Grifols SA (Health Care, Biotechnology)	20,597	918,153
Grifols SA ADR (Health Care, Biotechnology)	18,313	681,976
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	93,451	1,497,700

		3,097,829

Sweden: 0.83%
Swedbank AB (Financials, Banks)	49,780	1,306,046

Switzerland: 8.85%
Actelion Limited (Health Care, Biotechnology)	17,281	2,056,005
Nestle SA (Consumer Staples, Food Products)	57,662	4,331,740
Roche Holdings AG (Health Care, Pharmaceuticals)	15,380	4,608,824
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,238	612,110
Syngenta AG (Materials, Chemicals)	2,906	957,784
Zurich Financial Services AG (Financials, Insurance)	4,311	1,351,665

		13,918,128

United Kingdom: 18.10%
Babcock International Group plc (Industrials, Commercial Services & Supplies)	47,400	842,899
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	266,746	1,711,318

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	51

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Croda International plc (Materials, Chemicals)		52,433	$2,012,409
Diageo plc (Consumer Staples, Beverages)		4,956	153,551
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		36,646	1,553,219
Johnson Matthey plc (Materials, Chemicals)		62,393	3,245,600
Liberty Global plc Class A (Consumer Discretionary, Media)		53,969	2,805,848
Liberty Global plc Class C (Consumer Discretionary, Media) †		90,152	4,500,388
Lloyds Banking Group plc (Financials, Banks) †		982,846	1,235,117
Prudential plc (Financials, Insurance)		78,205	1,893,400
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		158,153	2,083,935
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense) †(a)		18,495,180	28,926
SABMiller plc (Consumer Staples, Beverages)		59,469	3,314,860
Saga plc (Financials, Diversified Financial Services) †«		55,063	132,450
Smiths Group plc (Industrials, Industrial Conglomerates)		26,695	483,059
WPP plc (Consumer Discretionary, Media)		118,085	2,474,779

			28,471,758

United States: 2.14%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †		33,777	1,823,620
Schlumberger Limited (Energy, Energy Equipment & Services)		17,924	1,540,568

			3,364,188

Total Common Stocks (Cost $118,310,333)			152,445,611

Participation Notes: 0.78%

United Kingdom: 0.78%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		115,900	1,232,086

Total Participation Notes (Cost $969,118)			1,232,086

	Dividend yield

Preferred Stocks: 1.33%

Germany: 1.33%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.51%	18,843	2,091,882

Total Preferred Stocks (Cost $1,392,735)			2,091,882

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12	1,787,826	1,787,826
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,480,017	1,480,017

Total Short-Term Investments (Cost $3,267,843)			3,267,843

Total investments in securities (Cost $123,940,029) *	101.12%	159,037,422
Other assets and liabilities, net	(1.12)	(1,754,016)

Total net assets	100.00%	$157,283,406

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $124,190,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,566,124
Gross unrealized losses	(2,718,911)

Net unrealized gains	$34,847,213

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Health Care	17.64%
Consumer Discretionary	17.12
Industrials	15.10
Information Technology	12.74
Consumer Staples	12.05
Financials	8.92
Telecommunication Services	7.71
Materials	7.38
Energy	1.34

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.52%

Australia: 5.51%
Arrium Limited (Materials, Metals & Mining)	3,063,400	$625,892
Bendigo Bank Limited (Financials, Banks)	272,500	2,962,375
Boart Longyear Group Limited (Industrials, Construction & Engineering) †«	199,991	31,497
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	842,133
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,569,896
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,899,480
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	987,864
Independence Group NL (Materials, Metals & Mining)	404,400	1,445,916
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,574,175
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	1,745,297
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	277,070
Mineral Resources Limited (Materials, Metals & Mining)	144,300	937,289
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	796,296
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	128,723
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,356,376
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,360,830
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	842,639
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,361,658
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,263

		27,014,669

Austria: 1.30%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,189,533
Raiffeisen Bank International AG (Financials, Banks)	81,200	1,681,258
RHI AG (Materials, Construction Materials) (i)	64,721	1,518,437
Voestalpine AG (Materials, Metals & Mining)	47,700	1,982,393

		6,371,621

Belgium: 0.59%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,882,203

Brazil: 0.99%
Banco do Brasil SA (Financials, Banks)	196,000	2,261,965
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	1,885,537
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	686,782

		4,834,284

Canada: 2.91%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	7,091,950
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	3,802,102
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,388,408

		14,282,460

China: 2.46%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	718,905
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,382,362
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,008,417

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$2,007,792
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	2,632,400
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	131,600	313,604

		12,063,480

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,602,829

Finland: 0.94%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,485,585
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,121,872

		4,607,457

France: 8.40%
Alstom SA (Industrials, Machinery) †	83,800	2,932,659
AXA SA (Financials, Insurance)	132,200	3,193,698
BNP Paribas SA (Financials, Banks)	49,100	3,150,064
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,208,383
Credit Agricole SA (Financials, Banks)	219,328	3,085,245
Electricite de France SA (Utilities, Electric Utilities)	122,100	3,657,690
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,251,429
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	5,948,503
SCOR SE (Financials, Insurance)	109,700	3,424,776
Societe Generale SA (Financials, Banks)	39,000	1,935,769
Thales SA (Industrials, Aerospace & Defense)	59,100	3,137,871
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,245,423

		41,171,510

Germany: 7.87%
Allianz AG (Financials, Insurance)	35,700	6,150,156
BASF SE (Materials, Chemicals)	46,500	4,224,353
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	26,100	2,986,188
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,846,391
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,347,504
E.ON SE (Utilities, Multi-Utilities)	87,200	1,546,709
Gildemeister AG (Industrials, Machinery)	58,200	1,542,870
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,768,019
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	4,060,529
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,428,317
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,560,312
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,115,241

		38,576,589

Hong Kong: 1.90%
China Resources Cement Holdings Limited (Materials, Construction Materials)	743,000	509,711
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	898,095
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,158,500	1,738,893
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,054,752
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,906,021
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,192,124

		9,299,596

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hungary: 0.01%
Richter Gedeon (Health Care, Pharmaceuticals)	3,800	$59,155

India: 1.56%
Gail Limited (Utilities, Gas Utilities) (i)	41,200	1,957,000
Tata Motors Limited ADR (Consumer Discretionary, Automobiles) (i)	83,800	3,826,308
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,876,217

		7,659,525

Ireland: 0.62%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	8,324
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,018,205

		3,026,529

Israel: 1.15%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,705,965
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,923,613

		5,629,578

Italy: 1.30%
Enel SpA (Utilities, Electric Utilities)	688,400	3,323,514
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,065,371

		6,388,885

Japan: 19.78%
Adeka Corporation (Materials, Chemicals)	203,200	2,448,605
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,659,796
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	69,000	479,110
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,586,800
Aozora Bank Limited (Financials, Banks)	588,000	1,912,598
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	1,788,371
Chiba Bank Limited (Financials, Banks)	329,000	2,187,419
CKD Corporation (Industrials, Machinery)	10,200	85,437
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	911,634
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	2,327,547
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,153,770
Fukuoka Financial Group Incorporated (Financials, Banks)	357,000	1,946,398
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,310,240
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,518,267
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	41,000	870,650
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,344,411
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,927,109
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,096,469
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,253,752
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	952,857
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	671,589
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,800,737
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,591,820
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,867,699
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,271,641

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	$6,261,625
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	367,800	3,435,631
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	2,808,376
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	123,100	3,892,582
Rengo Company Limited (Materials, Containers & Packaging)	189,000	761,288
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,471,666
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	84,000	1,123,350
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,446,701
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	971,265
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,040,448
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,668,939
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,786,045
The Keiyo Bank Limited (Financials, Banks)	62,000	344,299
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,660,302
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,327,505
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,783,532
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	16,800	948,513
West Japan Railway Company (Industrials, Road & Rail)	54,200	2,587,825
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,732,991

		97,017,609

Liechtenstein: 0.13%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	634,823

Netherlands: 2.80%
Aegon NV (Financials, Insurance)	334,000	2,623,658
ING Groep NV (Financials, Banks) †	237,100	3,475,376
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,659,733
Nutreco NV (Consumer Staples, Food Products)	52,400	2,998,282

		13,757,049

Norway: 1.65%
Atea ASA (Information Technology, IT Services)	84,900	881,012
DnB Nor ASA (Financials, Banks)	148,800	2,464,224
Marine Harvest ASA (Consumer Staples, Food Products)	94,300	1,333,786
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,162,124
Yara International ASA (Materials, Chemicals)	53,600	2,272,843

		8,113,989

Poland: 0.60%
Asseco Poland SA (Information Technology, Software)	101,800	1,629,236
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,334,439

		2,963,675

Russia: 1.06%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,439,228
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	14,430
LUKOIL ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,763,300

		5,216,958

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 1.13%
DBS Group Holdings Limited (Financials, Banks)	227,000	$3,453,856
United Overseas Bank Limited (Financials, Banks)	113,000	2,080,872

		5,534,728

South Africa: 0.66%
Barclays Africa Group Limited (Financials, Banks)	200,300	3,224,974

South Korea: 2.51%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,687,802
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	13,449	307,107
Industrial Bank of Korea (Financials, Banks)	192,500	2,614,852
Kwangju Bank (Financials, Banks) †	13,510	120,108
Kyongnam Bank (Financials, Banks) †	20,645	237,577
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	5,645,697
Woori Bank (Financials, Banks) †	178,044	1,719,456

		12,332,599

Spain: 1.53%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,875,691
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,780,499
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	839,793

		7,495,983

Sweden: 2.22%
Boliden AB (Materials, Metals & Mining)	169,300	2,861,293
Nordea Bank AB (Financials, Banks)	177,300	2,215,269
Saab AB (Industrials, Aerospace & Defense)	113,500	3,169,651
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,914,430
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	103,000	734,994

		10,895,637

Switzerland: 5.06%
Baloise Holding AG (Financials, Insurance)	28,800	3,763,458
Credit Suisse Group AG (Financials, Capital Markets)	184,595	4,935,276
GAM Holding AG (Financials, Capital Markets)	79,700	1,411,204
Georg Fischer AG (Industrials, Machinery)	3,000	1,837,432
Novartis AG (Health Care, Pharmaceuticals)	34,700	3,359,513
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,148,175
Zurich Financial Services AG (Financials, Insurance)	17,100	5,361,512

		24,816,570

Taiwan: 0.49%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,401,260

Thailand: 0.79%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,366,559
Thanachart Capital plc (Financials, Banks)	1,481,500	1,511,504

		3,878,063

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom: 18.27%
3i Group plc (Financials, Capital Markets)		316,400	$2,197,133
Alent plc (Materials, Chemicals)		111,265	592,011
AMEC plc (Energy, Energy Equipment & Services)		83,300	1,217,478
Amlin plc (Financials, Insurance)		279,000	1,942,657
Anglo American plc (Materials, Metals & Mining)		107,000	2,211,504
AstraZeneca plc (Health Care, Pharmaceuticals)		89,800	6,713,378
Aviva plc (Financials, Insurance)		314,900	2,501,919
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	5,147,446
Barclays plc (Financials, Banks)		715,000	2,741,415
Barratt Developments plc (Consumer Discretionary, Household Durables)		236,200	1,700,426
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	5,548,680
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		727,900	4,669,864
Carillion plc (Industrials, Construction & Engineering)		261,500	1,421,636
Centrica plc (Utilities, Multi-Utilities)		898,500	3,999,354
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	913,392
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	1,394,313
Firstgroup plc (Industrials, Road & Rail) †		254,700	450,137
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		75,900	1,762,808
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	908,935
J Sainsbury plc (Consumer Staples, Food & Staples Retailing) «		907,900	3,314,177
Kesa Electricals plc (Consumer Discretionary, Specialty Retail) (i)		547,900	571,991
Lloyds Banking Group plc (Financials, Banks) †		1,749,400	2,198,426
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,264,625
Mondi plc (Materials, Paper & Forest Products)		127,600	2,185,253
Old Mutual plc (Financials, Insurance)		982,800	3,078,811
Pace plc (Consumer Discretionary, Household Durables)		308,800	1,736,736
Petrofac Limited (Energy, Energy Equipment & Services)		84,300	1,087,723
Premier Foods plc (Consumer Staples, Food Products) †		73,926	42,780
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	477,666
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		322,700	11,219,547
Standard Chartered plc (Financials, Banks)		253,000	3,708,031
Tate & Lyle plc (Consumer Staples, Food Products)		158,800	1,498,872
Tesco plc (Consumer Staples, Food & Staples Retailing)		1,033,600	3,014,059
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,102,462
Vesuvius plc (Industrials, Machinery)		145,400	946,690
WH Smith plc (Consumer Discretionary, Specialty Retail)		111,900	2,210,397
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	1,897,546

			89,590,278

Total Common Stocks (Cost $467,306,073)			473,344,565

	Dividend yield

Preferred Stocks: 0.94%

Brazil: 0.94%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.03%	349,800	2,004,819
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	12.06	109,056	599,099
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	8.32	257,700	2,003,446

Total Preferred Stocks (Cost $7,494,241)			4,607,364

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	59

INTERNATIONAL VALUE PORTFOLIO

Security name		Expiration date	Shares	Value

Rights: 0.01%

Spain: 0.01%
Telefonica SA †		2-27-2015	52,400	$23,994

Total Rights (Cost $22,818)				23,994

	Yield

Short-Term Investments: 4.24%

Investment Companies: 4.24%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%		14,194,341	14,194,341
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		6,617,840	6,617,840

Total Short-Term Investments (Cost $20,812,181)				20,812,181

Total investments in securities (Cost $495,635,313) *	101.71%	498,788,104
Other assets and liabilities, net	(1.71)	(8,394,726)

Total net assets	100.00%	$490,393,378

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The interest rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $452,438,425 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,488,851
Gross unrealized losses	(113,139,172)

Net unrealized gains	$46,349,679

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Financials	30.21%
Consumer Discretionary	13.47
Industrials	11.94
Energy	9.86
Materials	8.75
Health Care	6.99
Consumer Staples	6.82
Telecommunication Services	5.58
Utilities	4.03
Information Technology	2.35

100.00%

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.80%

Consumer Discretionary: 8.73%

Automobiles: 1.02%
Ford Motor Company	57,585	$905,812

Hotels, Restaurants & Leisure: 2.27%
Las Vegas Sands Corporation	10,359	659,765
Norwegian Cruise Line Holdings Limited †	30,830	1,353,129

		2,012,894

Household Durables: 1.88%
Newell Rubbermaid Incorporated	28,697	1,041,986
Toll Brothers Incorporated †	17,999	629,785

		1,671,771

Media: 2.52%
Gannett Company Incorporated	12,760	415,338
The Walt Disney Company	4,950	457,925
Viacom Incorporated Class B	18,073	1,366,861

		2,240,124

Textiles, Apparel & Luxury Goods: 1.04%
PVH Corporation	7,272	924,562

Consumer Staples: 4.82%

Food & Staples Retailing: 2.96%
CVS Health Corporation	28,745	2,626,143

Household Products: 1.40%
The Procter & Gamble Company	13,758	1,244,136

Personal Products: 0.46%
Herbalife Limited «	9,385	405,901

Energy: 9.05%

Energy Equipment & Services: 1.00%
Baker Hughes Incorporated	15,574	887,718

Oil, Gas & Consumable Fuels: 8.05%
Chevron Corporation	9,775	1,064,204
ConocoPhillips Company	14,775	976,184
Exxon Mobil Corporation	13,508	1,223,014
Marathon Oil Corporation	42,007	1,214,842
Noble Energy Incorporated	15,968	785,306
Valero Energy Corporation	28,154	1,368,566
Whiting Petroleum Corporation †	12,415	518,575

		7,150,691

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 29.36%

Banks: 12.28%
Bank of America Corporation	121,134	$2,064,123
BOK Financial Corporation	20,039	1,291,514
Citigroup Incorporated	41,091	2,217,681
First Republic Bank	29,589	1,524,721
JPMorgan Chase & Company	35,754	2,150,961
KeyCorp	122,684	1,656,234

		10,905,234

Capital Markets: 2.28%
Ameriprise Financial Incorporated	7,966	1,049,680
Goldman Sachs Group Incorporated	5,193	978,413

		2,028,093

Consumer Finance: 1.05%
American Express Company	10,096	933,072

Insurance: 8.85%
ACE Limited	7,968	911,061
American International Group Incorporated	42,022	2,302,806
Endurance Specialty Holdings Limited	19,620	1,157,188
MetLife Incorporated	30,141	1,676,141
The Hartford Financial Services Group Incorporated	43,741	1,806,503

		7,853,699

REITs: 4.90%
Alexandria Real Estate Equities Incorporated	11,116	955,087
American Campus Communities Incorporated	23,430	937,200
American Tower Corporation	13,983	1,468,355
LaSalle Hotel Properties	24,497	988,944

		4,349,586

Health Care: 13.56%

Biotechnology: 0.88%
Gilead Sciences Incorporated †	7,831	785,606

Health Care Equipment & Supplies: 2.97%
Medtronic Incorporated	14,952	1,104,504
Stryker Corporation	16,469	1,530,135

		2,634,639

Health Care Providers & Services: 2.96%
Cigna Corporation	16,419	1,689,351
HCA Holdings Incorporated †	13,462	938,167

		2,627,518

Pharmaceuticals: 6.75%
Johnson & Johnson	8,586	929,435
Merck & Company Incorporated	32,684	1,974,114

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Novartis AG ADR	16,667	$1,610,866
Pfizer Incorporated	47,367	1,475,482

		5,989,897

Industrials: 11.50%

Aerospace & Defense: 0.94%
Triumph Group Incorporated	12,351	840,609

Airlines: 1.30%
United Continental Holdings Incorporated †	18,839	1,153,512

Commercial Services & Supplies: 1.04%
West Corporation	29,715	928,297

Construction & Engineering: 0.85%
Quanta Services Incorporated †	24,711	753,686

Electrical Equipment: 0.72%
Eaton Corporation plc	9,411	638,348

Industrial Conglomerates: 1.45%
General Electric Company	48,541	1,285,851

Machinery: 3.97%
Crane Company	10,314	608,835
Dover Corporation	11,299	869,910
Stanley Black & Decker Incorporated	15,350	1,449,654
The Timken Company	13,991	598,675

		3,527,074

Road & Rail: 0.51%
AMERCO	1,622	451,240

Trading Companies & Distributors: 0.72%
WESCO International Incorporated †	7,726	636,545

Information Technology: 12.73%

Electronic Equipment, Instruments & Components: 1.82%
Synnex Corporation	15,724	1,123,323
TE Connectivity Limited	7,718	495,496

		1,618,819

Internet Software & Services: 2.12%
AOL Incorporated †	17,068	787,859
Yahoo! Incorporated †	21,125	1,093,008

		1,880,867

IT Services: 0.53%
Teradata Corporation †	10,346	467,018

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	63

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.04%
Skyworks Solutions Incorporated		26,834	$1,810,490

Technology Hardware, Storage & Peripherals: 6.22%
Apple Incorporated		13,430	1,597,230
EMC Corporation		48,172	1,462,020
Hewlett-Packard Company		23,512	918,379
NCR Corporation †		35,415	1,050,055
Seagate Technology plc		7,504	496,089

			5,523,773

Materials: 3.62%

Chemicals: 1.90%
Cabot Corporation		13,440	578,995
Huntsman Corporation		43,520	1,110,630

			1,689,625

Containers & Packaging: 1.07%
Crown Holdings Incorporated †		19,245	952,628

Paper & Forest Products: 0.65%
International Paper Company		10,711	576,466

Telecommunication Services: 1.93%

Diversified Telecommunication Services: 1.93%
CenturyLink Incorporated		17,637	719,060
Verizon Communications Incorporated		19,685	995,864

			1,714,924

Utilities: 3.50%

Electric Utilities: 2.60%
Duke Energy Corporation		13,268	1,073,381
The Southern Company		26,004	1,233,370

			2,306,751

Independent Power & Renewable Electricity Producers: 0.90%
AES Corporation		57,960	803,905

Total Common Stocks (Cost $69,483,953)			87,737,524

	Yield

Short-Term Investments: 2.41%

Investment Companies: 2.41%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	404,950	404,950
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,733,742	1,733,742

Total Short-Term Investments (Cost $2,138,692)			2,138,692

Total investments in securities (Cost $71,622,645) *	101.21%	89,876,216
Other assets and liabilities, net	(1.21)	(1,073,498)

Total net assets	100.00%	$88,802,718

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $72,235,908 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,528,368
Gross unrealized losses	(1,888,060)

Net unrealized gains	$17,640,308

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.13%

Consumer Discretionary: 12.96%

Auto Components: 0.66%
Modine Manufacturing Company †	253,128	$3,080,566

Diversified Consumer Services: 1.38%
2U Incorporated «†	159,562	2,884,881
Nord Anglia Education Incorporated †	216,620	3,585,061

		6,469,942

Hotels, Restaurants & Leisure: 2.58%
Brinker International Incorporated	79,275	4,465,561
Del Frisco’s Restaurant Group Incorporated †	150,506	3,344,243
Krispy Kreme Doughnuts Incorporated †	208,310	4,241,192

		12,050,996

Household Durables: 0.18%
LGI Homes Incorporated «†	53,415	853,572

Leisure Products: 0.56%
Malibu Boats Incorporated †	140,100	2,622,672

Media: 1.89%
IMAX Corporation †	150,976	4,737,627
Lions Gate Entertainment Corporation	121,409	4,115,765

		8,853,392

Multiline Retail: 0.78%
Burlington Stores Incorporated †	81,990	3,662,493

Specialty Retail: 2.99%
Chico’s FAS Incorporated	160,897	2,553,435
Christopher & Banks Corporation †	366,393	2,652,685
Dick’s Sporting Goods Incorporated	84,239	4,263,336
Monro Muffler Brake Incorporated	82,763	4,534,585

		14,004,041

Textiles, Apparel & Luxury Goods: 1.94%
Movado Group Incorporated	62,290	1,789,592
Skechers U.S.A. Incorporated Class A †	71,058	4,363,672
Tumi Holdings Incorporated †	134,479	2,943,745

		9,097,009

Consumer Staples: 1.50%

Food Products: 1.50%
Darling Ingredients Incorporated †	164,827	3,065,782
Whitewave Foods Company †	107,916	3,952,963

		7,018,745

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 4.06%

Energy Equipment & Services: 1.42%
C&J Energy Services Incorporated †	130,160	$1,971,924
Hornbeck Offshore Services Incorporated †	92,340	2,450,704
Natural Gas Services Group Incoporated †	95,515	2,212,128

		6,634,756

Oil, Gas & Consumable Fuels: 2.64%
Delek US Holdings Incorporated	96,975	2,899,553
Diamondback Energy Incorporated †	37,139	2,094,640
GasLog Limited «	131,063	2,311,951
Oasis Petroleum Incorporated †	98,311	1,806,956
Ring Energy Incorporated «†	147,350	1,408,666
Sanchez Energy Corporation «†	164,170	1,853,479

		12,375,245

Financials: 10.00%

Banks: 2.96%
PacWest Bancorp	70,629	3,284,249
ServisFirst Bancshares Incorporated	70,980	2,242,968
Signature Bank †	30,593	3,710,013
SVB Financial Group †	43,932	4,619,450

		13,856,680

Capital Markets: 3.95%
Evercore Partners Incorporated Class A	120,264	6,073,332
LPL Financial Holdings Incorporated	106,901	4,561,466
Stifel Financial Corporation †	93,428	4,534,061
Virtus Investment Partners Incorporated	21,604	3,327,016

		18,495,875

Insurance: 1.11%
Argo Group International Holdings Limited	91,920	5,187,965

REITs: 0.85%
QTS Realty Trust Incorporated Class A «	123,255	4,008,253

Thrifts & Mortgage Finance: 1.13%
Essent Group Limited †	209,854	5,288,321

Health Care: 25.38%

Biotechnology: 7.62%
Alnylam Pharmaceuticals Incorporated †	41,892	4,212,241
AMAG Pharmaceuticals Incorporated †	73,960	2,751,312
Celldex Therapeutics Incorporated «†	154,590	3,135,085
Cepheid Incorporated †	137,380	7,566,890
Exact Sciences Corporation †	183,912	4,564,696
Intrexon Corporation «†	85,827	2,276,990
NPS Pharmaceuticals Incorporated †	98,790	3,277,852

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Portola Pharmaceuticals Incorporated †	97,815	$2,750,558
Tesaro Incorporated «†	97,421	3,361,999
Tetraphase Pharmaceuticals †	67,198	1,774,027

		35,671,650

Health Care Equipment & Supplies: 7.29%
Accuray Incorporated «†	384,328	2,648,020
Analogic Corporation	46,130	3,360,109
Atricure Incorporated †	186,830	3,499,326
Cerus Corporation «†	599,269	2,714,689
DexCom Incorporated †	86,876	4,470,639
Endologix Incorporated †	341,722	4,384,293
Inogen Incorporated †	128,430	3,119,565
Insulet Corporation †	73,149	3,408,012
Nevro Corporation †	48,221	1,301,485
Spectranetics Corporation †	148,384	4,871,447
Veracyte Incorporated «†	56,380	367,598

		34,145,183

Health Care Providers & Services: 5.90%
Adeptus Health Incorporated Class A «†	123,230	3,751,121
AMN Healthcare Services Incorporated †	333,469	5,708,989
Capital Senior Living Corporation †	142,590	3,628,916
Ensign Group Incorporated	84,645	3,336,706
HealthEquity Incorporated †	246,210	6,113,394
LifePoint Hospitals Incorporated †	73,716	5,100,410

		27,639,536

Health Care Technology: 0.70%
Imprivata Incorporated †	70,190	1,039,514
Medidata Solutions Incorporated †	52,122	2,226,131

		3,265,645

Life Sciences Tools & Services: 1.28%
ICON plc ADR †	107,632	5,977,881

Pharmaceuticals: 2.59%
Akorn Incorporated †	124,781	4,999,975
Cempra Holdings Incorporated «†	154,960	2,229,874
Pacira Pharmaceuticals Incorporated †	32,418	3,045,023
Pernix Therapeutics Holdings Incorporated †	181,650	1,883,711

		12,158,583

Industrials: 13.66%

Aerospace & Defense: 1.66%
Astronics Corporation	82,778	4,057,778
Esterline Technologies Corporation †	31,301	3,719,498

		7,777,276

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Air Freight & Logistics: 0.96%
Hub Group Incorporated Class A †	118,989	$4,476,366

Building Products: 2.79%
A.O. Smith Corporation	93,439	5,039,165
NCI Building Systems Incorporated †	228,674	4,267,057
PGT Incorporated †	399,440	3,758,730

		13,064,952

Commercial Services & Supplies: 2.95%
Copart Incorporated †	126,200	4,586,108
Kar Auction Services Incorporated	140,880	4,881,492
TrueBlue Incorporated †	189,500	4,349,025

		13,816,625

Machinery: 0.98%
Wabash National Corporation †	425,898	4,595,439

Professional Services: 1.54%
On Assignment Incorporated †	175,604	5,396,311
RPX Corporation †	137,685	1,806,427

		7,202,738

Road & Rail: 2.28%
Genesee & Wyoming Incorporated Class A †	36,187	3,567,676
Roadrunner Transportation Systems Incorporated †	126,907	2,856,677
Swift Transportation Company †	146,206	4,250,208

		10,674,561

Trading Companies & Distributors: 0.50%
MSC Industrial Direct Company	30,090	2,337,090

Information Technology: 24.22%

Communications Equipment: 2.41%
Infinera Corporation †	255,452	3,481,811
Palo Alto Networks Incorporated †	38,013	4,675,599
Riverbed Technology Incorporated †	151,647	3,135,302

		11,292,712

Electronic Equipment, Instruments & Components: 1.05%
OSI Systems Incorporated †	69,616	4,912,801

Internet Software & Services: 5.00%
Benefitfocus Incorporated «†	96,160	2,604,974
Cornerstone OnDemand Incorporated «†	124,730	3,962,672
Everyday Health Incorporated «†	205,800	2,663,052
Marketo Incorporated «†	126,480	4,042,301
Pandora Media Incorporated †	161,360	3,172,338
TrueCar Incorporated «†	225,860	4,327,478
Zillow Incorporated Class A †	22,431	2,654,933

		23,427,748

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	69

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 3.31%
EVERTEC Incorporated	169,099	$3,726,942
InterXion Holding NV †	122,524	3,414,744
Maximus Incorporated	78,110	4,092,183
Vantiv Incorporated Class A †	126,080	4,253,939

		15,487,808

Semiconductors & Semiconductor Equipment: 5.94%
Applied Micro Circuits Corporation †	369,397	2,183,136
Exar Corporation †	242,611	2,215,038
Microsemi Corporation †	133,838	3,640,394
Nanometrics Incorporated †	169,769	2,519,372
Semtech Corporation †	125,453	3,194,033
Spansion Incorporated Class A †	230,065	5,376,619
Synaptics Incorporated †	53,852	3,392,137
Teradyne Incorporated	265,927	5,278,651

		27,799,380

Software: 6.51%
Bottomline Technologies Incorporated †	120,610	2,957,357
Cadence Design Systems Incorporated †	289,902	5,470,451
PTC Incorporated †	126,776	4,953,138
Qlik Technologies Incorporated †	155,053	4,780,284
SS&C Technologies Holdings	137,313	6,941,172
Synchronoss Technologies Incorporated †	58,060	2,486,710
Ultimate Software Group Incorporated †	19,721	2,903,720

		30,492,832

Materials: 4.35%

Chemicals: 2.05%
Calgon Carbon Corporation †	198,459	4,050,548
Flotek Industries Incorporated †	142,017	2,766,491
Methanex Corporation	54,136	2,796,666

		9,613,705

Metals & Mining: 1.41%
Constellium NV Class A †	184,859	2,911,529
Steel Dynamics Incorporated	163,941	3,695,230

		6,606,759

Paper & Forest Products: 0.89%
Boise Cascade Company †	116,677	4,164,202

Total Common Stocks (Cost $377,232,425)		450,161,995

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 13.93%

Investment Companies: 13.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	48,391,400	$48,391,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,841,539	16,841,539

Total Short-Term Investments (Cost $65,232,939)			65,232,939

Total investments in securities (Cost $442,465,364) *	110.06%	515,394,934
Other assets and liabilities, net	(10.06)	(47,111,790)

Total net assets	100.00%	$468,283,144

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $444,521,024 and unrealized gains (losses) consists of:

Gross unrealized gains	$90,430,733
Gross unrealized losses	(19,556,823)

Net unrealized gains	$70,873,910

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.29%

Consumer Discretionary: 16.30%

Auto Components: 2.35%
American Axle & Manufacturing Holdings Incorporated †	130,919	$2,793,811
Dana Holding Corporation	94,200	1,997,040

		4,790,851

Automobiles: 0.76%
Thor Industries Incorporated	26,450	1,554,202

Distributors: 1.29%
Core Mark Holding Company Incorporated	43,818	2,633,900

Diversified Consumer Services: 2.11%
Apollo Group Incorporated Class A †	38,092	1,189,232
Houghton Mifflin Harcourt Company †	72,176	1,387,223
Steiner Leisure Limited †	39,089	1,730,470

		4,306,925

Hotels, Restaurants & Leisure: 1.11%
ClubCorp Holdings Incorporated	114,994	2,266,532

Household Durables: 0.59%
The Ryland Group Incorporated	30,688	1,200,821

Media: 1.14%
Scholastic Corporation	65,393	2,321,452

Specialty Retail: 3.64%
Asbury Automotive Group Incorporated †	24,709	1,870,718
DSW Incorporated Class A	82,288	2,919,578
Francescas Holdings Corporation †	100,030	1,268,380
Rent-A-Center Incorporated	39,399	1,359,266

		7,417,942

Textiles, Apparel & Luxury Goods: 3.31%
G-III Apparel Group Limited †	26,169	2,315,695
Oxford Industries Incorporated	31,997	2,119,161
Vera Bradley Incorporated †«	100,354	2,307,138

		6,741,994

Consumer Staples: 0.79%

Food Products: 0.79%
Post Holdings Incorporated †	40,077	1,603,080

Energy: 2.96%

Oil, Gas & Consumable Fuels: 2.96%
Carrizo Oil & Gas Incorporated †	38,500	1,519,210
Laredo Petroleum Holdings Incorporated †«	94,761	990,252

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy Incorporated †	40,100	$1,183,351
Rex Energy Corporation †«	164,810	1,156,966
Sanchez Energy Corporation †«	105,041	1,185,913

		6,035,692

Financials: 39.15%

Banks: 17.73%
BancorpSouth Incorporated	124,092	2,716,374
BankUnited Incorporated	63,450	1,916,190
City National Corporation	30,254	2,335,306
Columbia Banking System Incorporated	55,735	1,531,040
Great Western Bancorp Incorporated †	97,140	2,172,050
IBERIABANK Corporation	39,117	2,555,122
Independent Bank Group Incorporated	46,923	2,012,997
Investors Bancorp Incorporated	219,394	2,371,649
MB Financial Incorporated	57,448	1,809,612
National Bank Holdings Corporation Class A	111,725	2,148,472
Old National Bancorp	123,274	1,750,491
PrivateBancorp Incorporated	94,397	2,968,786
Square 1 Financial Incorporated †	22,840	488,319
ViewPoint Financial Group Incorporated	76,636	1,827,002
Webster Financial Corporation	67,837	2,134,830
Western Alliance Bancorp †	129,978	3,435,319
Wintrust Financial Corporation	44,177	1,974,270

		36,147,829

Capital Markets: 1.05%
Stifel Financial Corporation †	43,993	2,134,980

Insurance: 7.81%
American Equity Investment Life Holding Company	74,008	1,998,216
AmTrust Financial Services Incorporated	39,156	2,009,486
CNO Financial Group Incorporated	120,410	2,087,909
Employers Holdings Incorporated	93,624	1,898,695
OneBeacon Insurance Group Limited	99,656	1,586,524
Primerica Incorporated	48,663	2,551,401
Selective Insurance Group Incorporated	73,926	1,978,999
Symetra Financial Corporation	79,964	1,811,984

		15,923,214

Real Estate Management & Development: 0.78%
Alexander & Baldwin Incorporated	41,981	1,598,636

REITs: 11.78%
CareTrust REIT Incorporated †	100,624	1,627,090
Cousins Properties Incorporated	174,260	2,132,942
Education Realty Trust Incorporated	245,042	2,852,289
Gramercy Property Trust Incorporated «	308,200	1,818,380
Parkway Properties Incorporated	103,997	2,025,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	73

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Pebblebrook Hotel Trust	61,092	$2,637,342
Physicians Realty Trust	134,300	2,076,278
Ramco-Gershenson Properties Trust	117,121	2,096,466
Sabra Health Care REIT Incorporated	82,541	2,336,736
STAG Industrial Incorporated	90,459	2,156,543
Sunstone Hotel Investors Incorporated	140,367	2,247,276

		24,007,204

Health Care: 5.62%

Health Care Equipment & Supplies: 1.34%
Alere Incorporated †	68,497	2,732,345

Health Care Providers & Services: 4.28%
Ensign Group Incorporated	61,144	2,410,296
Health Net Incorporated †	64,163	3,296,695
WellCare Health Plans Incorporated †	41,013	3,024,299

		8,731,290

Industrials: 9.77%

Air Freight & Logistics: 1.09%
Atlas Air Worldwide Holdings Incorporated †	48,655	2,221,101

Commercial Services & Supplies: 3.04%
ACCO Brands Corporation †	255,684	2,239,792
Quad Graphics Incorporated	89,777	1,949,059
United Stationers Incorporated	49,119	2,016,826

		6,205,677

Construction & Engineering: 0.97%
Tutor Perini Corporation †	78,095	1,971,899

Machinery: 0.97%
Briggs & Stratton Corporation	67,031	1,343,972
Global Brass & Copper Holdings Incorporated	51,986	636,829

		1,980,801

Professional Services: 1.65%
FTI Consulting Incorporated †	66,881	2,592,976
Hill International Incorporated †	211,016	770,208

		3,363,184

Road & Rail: 1.36%
Quality Distribution Incorporated †	133,277	1,608,653
Universal Truckload Services	42,306	1,161,723

		2,770,376

Trading Companies & Distributors: 0.69%
TAL International Group Incorporated «	31,909	1,410,059

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 11.91%

Communications Equipment: 2.05%
ARRIS Group Incorporated †	95,933	$2,855,925
Extreme Networks Incorporated †	367,680	1,331,002

		4,186,927

Electronic Equipment, Instruments & Components: 5.04%
Celestica Incorporated †	184,936	1,989,911
Itron Incorporated †	46,834	1,892,094
Plexus Corporation †	52,721	2,056,646
Sanmina Corporation †	95,180	2,341,428
Tech Data Corporation †	31,958	1,991,942

		10,272,021

Semiconductors & Semiconductor Equipment: 2.14%
Advanced Energy Industries Incorporated †	114,315	2,335,455
Photronics Incorporated †	113,925	1,027,604
Xcerra Corporation †	124,511	997,333

		4,360,392

Software: 1.53%
EPIQ Systems Incorporated	97,481	1,495,359
Mentor Graphics Corporation	73,693	1,636,722

		3,132,081

Technology Hardware, Storage & Peripherals: 1.15%
QLogic Corporation †	202,559	2,337,531

Materials: 4.42%

Chemicals: 1.37%
Chemtura Corporation †	85,113	1,983,133
Zep Incorporated	59,452	809,142

		2,792,275

Metals & Mining: 3.05%
Commercial Metals Company	110,219	1,800,978
Horsehead Holding Corporation †	153,518	2,397,951
Suncoke Energy Incorporated	99,083	2,014,357

		6,213,286

Telecommunication Services: 0.50%

Diversified Telecommunication Services: 0.50%
ORBCOMM Incorporated †	157,260	1,019,045

Utilities: 4.87%

Electric Utilities: 4.87%
El Paso Electric Company	60,431	2,286,104
PNM Resources Incorporated	82,597	2,392,009

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	75

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Electric Utilities (continued)
Portland General Electric Company			73,294	$2,702,350
UIL Holdings Corporation			64,000	2,547,202

				9,927,665

Total Common Stocks (Cost $153,876,536)				196,313,209

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	6,201

Total Warrants (Cost $0)				6,201

	Yield
Short-Term Investments: 6.76%

Investment Companies: 6.76%
Securities Lending Cash Investments, LLC (u)(l)(r)	0.12%		6,184,225	6,184,225
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08		7,594,762	7,594,762

Total Short-Term Investments (Cost $13,778,987)				13,778,987

Total investments in securities (Cost $167,655,523) *	103.05%	210,098,397
Other assets and liabilities, net	(3.05)	(6,213,944)

Total net assets	100.00%	$203,884,453

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $168,006,920 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,781,875
Gross unrealized losses	(6,690,398)

Net unrealized gains	$42,091,477

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 29.23%
FHLMC	0.85-7.50%	8-1-2017 to 1-15-2045	$176,335,247	$185,188,504	6.21%
FHLMC	4.00	11-15-2039	9,514,843	10,261,882	0.34
FHLMC	5.00	8-1-2039	15,552,178	17,550,342	0.59
FNMA	0.00-7.50	9-1-2016 to 12-11-2044	249,631,627	265,832,530	8.89
FNMA	2.50	11-1-2027	14,796,323	15,143,122	0.51
FNMA ±	2.82	11-1-2044	10,766,329	11,168,639	0.37
FNMA	3.00	10-25-2042	17,211,045	17,442,327	0.58
FNMA ±	3.23	4-1-2044	14,871,672	15,580,571	0.52
FNMA %%	3.50	1-14-2045	20,700,000	21,510,210	0.72
FNMA	4.00	3-1-2032	18,152,985	19,574,150	0.65
FNMA %%	4.00	1-14-2045	33,400,000	35,547,514	1.19
FNMA %%	4.50	1-14-2045	37,100,000	40,218,719	1.35
FNMA	5.00	7-1-2041	10,584,486	11,894,460	0.40
FNMA Series 2012-130 Class DC	3.00	12-25-2042	18,092,447	18,335,573	0.61
GNMA	3.50-8.05	7-15-2019 to 12-18-2044	3,287,698	3,455,883	0.11
GNMA %%	3.00	1-21-2045	34,900,000	35,639,581	1.19
GNMA %%	3.50	1-21-2045	67,400,000	70,587,020	2.36
GNMA %%	4.00	12-18-2044	20,500,000	21,987,851	0.74
GNMA %%	4.00	1-21-2045	44,600,000	47,704,571	1.60
Other securities				9,051,151	0.30

Total Agency Securities (Cost $864,562,687)				873,674,600	29.23

Asset-Backed Securities: 15.30%
Ally Auto Receivables Trust	0.63-2.23	2-16-2016 to 1-15-2020	13,585,541	13,615,857	0.45
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	17,815,000	17,875,446	0.60
Capital Auto Receivables Asset Trust	0.46-1.83	6-20-2016 to 3-16-2020	53,424,000	53,681,611	1.80
Chase Issuance Trust	0.52-1.58	7-15-2020 to 8-16-2021	20,081,000	20,050,526	0.67
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	13,959,000	13,986,778	0.47
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	14,099,000	14,126,846	0.47
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.36	5-9-2018	15,918,000	15,918,000	0.53
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	32,537,000	32,764,173	1.10
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,664,689	0.32
SLM Student Loan Trust	0.33-2.95	1-25-2018 to 2-15-2046	81,650,356	81,304,077	2.75
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	9,637,000	9,632,422	0.32
Other securities				174,866,428	5.82

Total Asset-Backed Securities (Cost $456,083,939)				457,486,853	15.30

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 18.91%

Consumer Discretionary: 1.47%

Auto Components: 0.06%
Other securities				$1,866,917	0.06%

Automobiles: 0.46%
Other securities				13,740,624	0.46

Hotels, Restaurants & Leisure: 0.08%
Other securities				2,213,359	0.08

Media: 0.69%
Other securities				20,431,905	0.69

Multiline Retail: 0.12%
Other securities				3,663,449	0.12

Specialty Retail: 0.06%
Other securities				1,872,573	0.06

Consumer Staples: 1.15%

Beverages: 0.32%
Other securities				9,711,190	0.32

Food Products: 0.54%
Other securities				16,091,974	0.54

Tobacco: 0.29%
Other securities				8,644,910	0.29

Energy: 2.21%

Energy Equipment & Services: 0.02%
Other securities				759,848	0.02

Oil, Gas & Consumable Fuels: 2.19%
Other securities				65,416,863	2.19

Financials: 7.34%

Banks: 2.87%
Bank of America Corporation	1.50%	10-9-2015	$11,242,000	11,309,171	0.38
Other securities				74,333,179	2.49

				85,642,350	2.87

Capital Markets: 1.23%
Other securities				36,754,181	1.23

Consumer Finance: 1.03%
Other securities				30,924,184	1.03

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Diversified Financial Services: 0.19%
Other securities	$5,732,694	0.19%

Insurance: 0.92%
Other securities	27,633,687	0.92

REITs: 1.10%
Other securities	32,844,870	1.10

Health Care: 1.54%

Biotechnology: 0.58%
Other securities	17,252,876	0.58

Health Care Providers & Services: 0.32%
Other securities	9,584,490	0.32

Life Sciences Tools & Services: 0.25%
Other securities	7,547,238	0.25

Pharmaceuticals: 0.39%
Other securities	11,642,987	0.39

Industrials: 0.72%

Aerospace & Defense: 0.27%
Other securities	7,933,394	0.27

Machinery: 0.06%
Other securities	1,725,506	0.06

Road & Rail: 0.39%
Other securities	11,705,600	0.39

Information Technology: 1.10%

Electronic Equipment, Instruments & Components: 0.15%
Other securities	4,355,384	0.15

IT Services: 0.13%
Other securities	3,748,573	0.13

Semiconductors & Semiconductor Equipment: 0.02%
Other securities	725,092	0.02

Software: 0.32%
Other securities	9,646,263	0.32

Technology Hardware, Storage & Peripherals: 0.48%
Other securities	14,508,523	0.48

Materials: 0.50%

Chemicals: 0.33%
Other securities	9,930,161	0.33

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Metals & Mining: 0.17%
Other securities				$5,031,707	0.17%

Telecommunication Services: 1.31%

Diversified Telecommunication Services: 1.31%
Verizon Communications Incorporated	1.35-5.15%	6-9-2017 to 11-1-2034	$32,724,000	33,597,214	1.13
Other securities				5,503,246	0.18

				39,100,460	1.31

Utilities: 1.57%

Electric Utilities: 0.89%
Other securities				26,556,052	0.89

Gas Utilities: 0.09%
Other securities				2,608,803	0.09

Multi-Utilities: 0.59%
Other securities				17,718,580	0.59

Total Corporate Bonds and Notes (Cost $550,940,409)				565,267,267	18.91

Municipal Obligations: 0.98%

California: 0.27%
Other securities				8,188,556	0.27

Illinois: 0.05%
Other securities				1,585,771	0.05

Nevada: 0.14%
Other securities				4,240,684	0.14

New Jersey: 0.18%
Other securities				5,407,466	0.18

New York: 0.14%
Other securities				4,024,594	0.14

Ohio: 0.04%
Other securities				1,212,740	0.04

Texas: 0.16%
Other securities				4,763,967	0.16

Total Municipal Obligations (Cost $22,612,089)				29,423,778	0.98

Non-Agency Mortgage Backed Securities: 5.16%
Commercial Mortgage Trust	3.07-4.21	12-10-2044 to 12-10-2047	45,320,000	47,520,293	1.58
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,841,564	12,449,324	0.42
Other securities				94,131,398	3.16

Total Non-Agency Mortgage Backed Securities (Cost $151,195,776)				154,101,015	5.16

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 29.96%
U.S. Treasury Bond	3.13-3.75%	11-15-2041 to 11-15-2043	$7,802,000	$8,920,653	0.30%
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	21,412,044	0.72
U.S. Treasury Bond	3.13	8-15-2044	11,625,000	12,143,580	0.41
U.S. Treasury Bond	3.38	5-15-2044	13,915,000	15,226,057	0.51
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	10,260,393	0.34
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,098,380	0.60
U.S. Treasury Note ##	0.38	10-31-2016	9,873,000	9,858,348	0.33
U.S. Treasury Note %%	0.50	11-30-2016	19,946,000	19,949,183	0.67
U.S. Treasury Note	0.63-2.75	8-31-2017 to 11-15-2024	45,891,000	46,638,190	1.56
U.S. Treasury Note	0.63	9-30-2017	56,005,000	55,663,706	1.86
U.S. Treasury Note ##	0.88	5-15-2017	30,714,000	30,853,165	1.03
U.S. Treasury Note	0.88	8-15-2017	139,524,000	139,829,279	4.68
U.S. Treasury Note ##	0.88	10-15-2017	138,683,000	138,845,536	4.64
U.S. Treasury Note	1.00	9-15-2017	12,558,000	12,629,618	0.42
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,638,462	0.32
U.S. Treasury Note	1.50	5-31-2019	20,847,000	20,941,458	0.70
U.S. Treasury Note	1.50	10-31-2019	31,889,000	31,918,912	1.07
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,840,596	1.16
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,282,189	0.88
U.S. Treasury Note	1.63	7-31-2019	34,285,000	34,593,016	1.16
U.S. Treasury Note	1.63	8-31-2019	45,236,000	45,607,071	1.53
U.S. Treasury Note %%	1.63	11-30-2019	11,300,000	11,292,093	0.38
U.S. Treasury Note	1.75	9-30-2019	25,287,000	25,622,837	0.86
U.S. Treasury Note	2.00	10-31-2021	20,939,000	21,099,309	0.71
U.S. Treasury Note	2.50	5-15-2024	40,711,000	41,941,856	1.40
U.S. Treasury Note	3.13	4-30-2017	48,591,000	51,464,720	1.72

Total U.S. Treasury Securities (Cost $878,685,604)				895,570,651	29.96

Yankee Corporate Bonds and Notes: 5.21%

Consumer Discretionary: 0.34%

Media: 0.17%
Other securities				4,937,892	0.17

Textiles, Apparel & Luxury Goods: 0.17%
Other securities				5,054,241	0.17

Consumer Staples: 0.16%

Beverages: 0.16%
Other securities				4,784,078	0.16

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Other securities				36,574,843	1.22

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	81

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 2.30%

Banks: 1.88%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35%	9-8-2019	$10,515,000	$10,531,298	0.35%
Other securities				45,727,296	1.53

				56,258,594	1.88

Consumer Finance: 0.16%
Other securities				4,790,924	0.16

Diversified Financial Services: 0.26%
Other securities				7,608,191	0.26

Health Care: 0.32%

Pharmaceuticals: 0.32%
Other securities				9,694,119	0.32

Information Technology: 0.37%

Internet Software & Services: 0.37%
Other securities				11,104,517	0.37

Materials: 0.17%

Chemicals: 0.05%
Other securities				1,388,576	0.05

Metals & Mining: 0.12%
Other securities				3,633,585	0.12

Telecommunication Services: 0.23%

Diversified Telecommunication Services: 0.08%
Other securities				2,348,995	0.08

Wireless Telecommunication Services: 0.15%
Other securities				4,485,633	0.15

Utilities: 0.10%

Electric Utilities: 0.10%
Other securities				2,969,249	0.10

Total Yankee Corporate Bonds and Notes (Cost $152,240,431)				155,633,437	5.21

Yankee Government Bonds: 1.43%
Other securities				42,692,495	1.43

Total Yankee Government Bonds (Cost $40,387,654)				42,692,495	1.43

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 5.50%

Investment Companies: 5.50%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	747,555	$747,555	0.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08	163,584,955	163,584,955	5.47

			164,332,510	5.50

Total Short-Term Investments (Cost $164,332,510)			164,332,510	5.50

Total investments in securities (Cost $3,281,041,099) *			3,338,182,606	111.68%
Other assets and liabilities, net			(349,138,883)	(11.68)

Total net assets			$2,989,043,723	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $3,286,132,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,627,009
Gross unrealized losses	(8,577,313)

Net unrealized gains	$52,049,696

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.45%
FHLMC	3.50%	9-1-2032	$1,235,724	$1,299,196
FHLMC	4.00	4-1-2044	990,110	1,064,680
FHLMC	4.00	8-1-2044	826,471	886,677
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	116,745	123,699
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,263,612	1,505,487
FNMA	2.57	9-1-2019	540,555	557,925
FNMA	2.57	9-1-2019	540,831	558,198
FNMA	2.78	10-1-2020	550,000	571,164
FNMA	3.00	12-1-2032	86,526	89,514
FNMA	3.04	10-1-2022	597,384	623,052
FNMA	3.10	4-1-2021	1,100,000	1,152,824
FNMA	3.12	5-1-2022	556,314	583,613
FNMA	3.31	6-1-2021	550,000	585,430
FNMA	3.50	9-1-2032	2,428,810	2,558,629
FNMA	3.50	10-1-2032	1,142,074	1,203,122
FNMA	3.50	11-1-2042	440,545	459,812
FNMA	3.50	11-1-2042	672,049	701,846
FNMA	3.50	2-1-2043	329,119	343,851
FNMA	5.00	9-1-2033	378,294	420,724
FNMA	5.50	2-1-2036	1,002,178	1,090,804
FNMA Series 2002-90 Class A2	6.50	11-25-2042	526,640	597,797
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	250,269	289,066
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,317,753	2,584,802
FNMA Series 2003-86 Class PT	4.50	9-25-2018	416,830	437,778
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	382,614	437,243
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	1,008,084	1,134,550
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,375,444	1,562,635
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	234,290	274,674
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,300,436	1,537,644
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	555,013	652,544
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,822,740	2,025,004
GNMA	6.50	10-15-2023	38,683	44,111
GNMA	6.50	11-15-2023	23,477	26,798
GNMA	6.50	11-15-2023	17,765	20,258
GNMA	6.50	12-15-2023	30,322	34,577
GNMA	6.50	1-15-2024	59,496	67,844
GNMA	7.00	8-15-2027	130,791	153,135
SBA Series 2006-20B Class 1	5.35	2-1-2026	896,452	973,004
SBA Series 2006-20H Class 1	5.70	8-1-2026	452,817	504,562
SBA Series 2007-20J Class 1	5.57	10-1-2027	930,644	1,048,406
SBA Series 2013-10B Class1	3.64	9-10-2023	917,567	965,818
SBA Series 2013-20A Class 1	2.13	1-1-2033	573,937	560,547
SBA Series 2014-10A Class 1	3.19	3-10-2024	799,197	828,644
SBA Series 2014-20A Class 1	3.46	1-1-2034	490,577	509,141

Total Agency Securities (Cost $31,941,637)				33,650,829

Asset-Backed Securities: 3.51%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	571,670
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	579,118
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	552,479

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48%	11-20-2018	$570,000	$572,407
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	549,594
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	549,906
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	80,442	81,690
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	549,757

Total Asset-Backed Securities (Cost $3,990,014)				4,006,621

Corporate Bonds and Notes: 30.57%

Consumer Discretionary: 3.75%

Automobiles: 0.60%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	264,668
General Motors Company	4.88	10-2-2023	400,000	424,000

				688,668

Diversified Consumer Services: 2.67%
Dartmouth College	4.75	6-1-2019	440,000	493,808
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	207,269
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	847,046
Northwestern University	4.64	12-1-2044	350,000	399,294
Pepperdine University	5.45	8-1-2019	465,000	533,550
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	251,826
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	317,426

				3,050,219

Media: 0.48%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	409,310
Time Warner Incorporated	3.40	6-15-2022	140,000	141,928

				551,238

Consumer Staples: 2.31%

Food & Staples Retailing: 1.02%
CVS Caremark Corporation	4.00	12-5-2023	275,000	291,093
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	524,827
Sysco Corporation	3.50	10-2-2024	250,000	257,129
Wal-Mart Stores Incorporated	5.80	2-15-2018	84,000	96,064

				1,169,113

Food Products: 1.07%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	442,739
Cargill Incorporated 144A	4.31	5-14-2021	419,000	463,259
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	310,164

				1,216,162

Household Products: 0.22%
The Procter & Gamble Company	5.50	2-1-2034	200,000	251,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.09%

Oil, Gas & Consumable Fuels: 1.09%
Chevron Corporation	2.36%	12-5-2022	$120,000	$116,760
Chevron Corporation	3.19	6-24-2023	250,000	257,152
ConocoPhillips Company	3.35	11-15-2024	370,000	375,751
EQT Corporation	8.13	6-1-2019	400,000	489,934

				1,239,597

Financials: 13.94%

Banks: 5.78%
Bank of America Corporation	2.60	1-15-2019	155,000	157,303
Bank of America Corporation	4.00	4-1-2024	700,000	733,147
Chase Capital VI ±	0.86	8-1-2028	1,000,000	852,100
Citigroup Incorporated	6.13	11-21-2017	435,000	490,108
CoreStates Capital Trust II ±144A	0.88	1-15-2027	750,000	652,500
Credit Suisse New York	3.63	9-9-2024	250,000	255,609
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	790,197
National Capital Commerce Incorporated ±(i)	1.22	4-1-2027	400,000	332,000
National City Bank ±	0.60	6-7-2017	250,000	248,760
NTC Capital Trust Series A ±	0.75	1-15-2027	450,000	391,500
Regions Financial Corporation	5.75	6-15-2015	760,000	777,706
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	726,250
US Bancorp	2.95	7-15-2022	200,000	198,743

				6,605,923

Capital Markets: 0.94%
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	85,819
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	231,868
Morgan Stanley	3.70	10-23-2024	100,000	101,717
Morgan Stanley	5.50	7-24-2020	350,000	398,202
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	252,951

				1,070,557

Consumer Finance: 0.14%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	159,506

Diversified Financial Services: 2.60%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	550,457
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	510,000
General Electric Capital Corporation ±	0.61	5-5-2026	450,000	420,806
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,488,864

				2,970,127

Insurance: 1.47%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	819,920
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	632,940
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	229,332

				1,682,192

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs: 3.01%
AvalonBay Communities Incorporated	2.95%	9-15-2022	$190,000	$187,742
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,925
Boston Properties LP	3.70	11-15-2018	180,000	191,326
Boston Properties LP	5.88	10-15-2019	200,000	231,040
Duke Realty LP	3.88	10-15-2022	150,000	154,529
Duke Realty LP	6.75	3-15-2020	250,000	297,088
ERP Operation LP	4.63	12-15-2021	470,000	518,918
Liberty Property LP	6.63	10-1-2017	400,000	452,258
Potlatch Corporation	7.50	11-1-2019	160,000	181,600
Realty Income Corporation	4.65	8-1-2023	370,000	399,013
Simon Property Group LP	3.38	10-1-2024	300,000	304,969
UDR Incorporated	4.63	1-10-2022	260,000	282,116
Vornado Realty LP	2.50	6-30-2019	200,000	200,337

				3,442,861

Health Care: 1.30%

Health Care Providers & Services: 0.11%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,213

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	151,512

Pharmaceuticals: 1.06%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	243,258
Novartis Capital Corporation	3.40	5-6-2024	370,000	383,908
Roche Holdings Incorporated 144A	3.35	9-30-2024	400,000	413,166
Roche Holdings Incorporated 144A	6.00	3-1-2019	144,000	167,031

				1,207,363

Industrials: 2.39%

Aerospace & Defense: 0.46%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,537
Raytheon Company %%	3.15	12-15-2024	240,000	240,953
United Technologies Corporation	3.10	6-1-2022	180,000	184,760

				528,250

Air Freight & Logistics: 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	238,348

Machinery: 0.75%
Deere & Company	2.60	6-8-2022	340,000	337,294
Parker Hannifin Corporation	3.30	11-21-2024	260,000	264,749
Valmont Industries Incorporated	5.00	10-1-2044	260,000	258,388

				860,431

Road & Rail: 0.64%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	100,917
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	152,280

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.45%	9-15-2021	$250,000	$262,303
Union Pacific Corporation	7.88	1-15-2019	171,000	208,967

				724,467

Transportation Infrastructure: 0.33%
Vessel Management Service	3.43	8-15-2036	372,000	381,604

Information Technology: 1.41%

Communications Equipment: 0.09%
Cisco Systems Incorporated	2.13	3-1-2019	100,000	100,790

Electronic Equipment, Instruments & Components: 0.25%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	288,750

IT Services: 0.55%
Fiserv Incorporated	3.13	10-1-2015	500,000	510,332
Fiserv Incorporated	4.75	6-15-2021	100,000	110,992

				621,324

Software: 0.34%
Oracle Corporation	2.38	1-15-2019	160,000	163,569
Oracle Corporation	3.40	7-8-2024	220,000	226,501

				390,070

Technology Hardware, Storage & Peripherals: 0.18%
Apple Incorporated	2.85	5-6-2021	200,000	205,312

Materials: 1.30%

Chemicals: 0.99%
Ecolab Incorporated	4.35	12-8-2021	330,000	362,416
Valspar Corporation	5.10	8-1-2015	750,000	767,918

				1,130,334

Paper & Forest Products: 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	354,279

Telecommunication Services: 0.44%

Diversified Telecommunication Services: 0.44%
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,155
Verizon Communications Incorporated	5.15	9-15-2023	350,000	394,067

				504,222

Utilities: 2.64%

Electric Utilities: 2.46%
Atlantic City Electric Company	7.75	11-15-2018	255,000	310,200
Connecticut Light & Power	5.38	3-1-2017	250,000	273,117
Entergy Texas Incorporated	7.13	2-1-2019	250,000	298,802
Great River Energy 144A	5.83	7-1-2017	397,397	425,725

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
ITC Holdings Corporation	3.65%	6-15-2024	$120,000	$122,397
Kentucky Utilities Company	3.25	11-1-2020	250,000	262,346
Monongahela Power Company 144A	4.10	4-15-2024	380,000	406,755
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	399,615
PacifiCorp	3.60	4-1-2024	300,000	312,982

				2,811,939

Gas Utilities: 0.18%
Southern California Gas Company	3.15	9-15-2024	200,000	202,984

Total Corporate Bonds and Notes (Cost $33,187,226)				34,924,413

Municipal Obligations: 9.32%

Arizona: 1.02%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	239,397
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	928,168

				1,167,565

Arkansas: 0.31%
Arkansas Taxable Amendment 82 Series A (GO)	2.61	7-1-2021	350,000	359,090

California: 0.23%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	265,572

Georgia: 0.52%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	593,235

Indiana: 0.22%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	245,000	250,902

Kentucky: 0.16%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	170,000	177,385

Maryland: 0.26%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	291,276

Massachusetts: 0.87%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	438,792
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	550,460

				989,252

Minnesota: 0.25%
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	283,756

Missouri: 0.38%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	434,382	436,936

New Hampshire: 0.19%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	220,000	220,810

New Jersey: 1.09%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,242,788

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
North Carolina: 0.34%
Duke University North Carolina Series A (Education Revenue)	5.85%	4-1-2037	$300,000	$392,505

Ohio: 0.34%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	120,000	123,169
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	263,898

				387,067

Oklahoma: 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	393,611

Oregon: 0.31%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	349,115

Texas: 0.77%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	397,781
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	485,050

				882,831

Washington: 0.95%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	262,552
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	441,260
Washington Build America Bonds (GO)	5.09	8-1-2033	325,000	379,792

				1,083,604

West Virginia: 0.48%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	550,930

Wisconsin: 0.29%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO)	6.84	12-1-2028	90,000	112,780
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	210,000	214,032

				326,812

Total Municipal Obligations (Cost $9,999,575)				10,645,042

Non-Agency Mortgage Backed Securities: 13.23%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	506,838	555,949
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	763,248
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,074
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	693,786	706,801
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	545,226	564,576
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	557,620
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	581,859
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	583,346
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	212,570
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	213,301
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06	4-15-2045	483,954	491,649
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	570,000	614,217
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A4 144A	4.39	7-15-2046	510,000	561,634
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	530,000	576,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	570,397
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.84	10-25-2035	764,475	764,504
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	579,418
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	558,052
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	575,336

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50%	10-25-2034	$1,153,177	$1,170,541
Sequoia Mortgage Trust Series 10 Class 1A ±	0.96	10-20-2027	371,155	362,339
Small Business Administration Series 2014-10B Class 1	3.02	9-10-2024	1,140,000	1,165,495
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.66	8-1-2035	500,000	467,905
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.43	5-25-2047	2,181,074	1,341,360

Total Non-Agency Mortgage Backed Securities (Cost $15,818,848)				15,117,262

U.S. Treasury Securities: 5.02%
U.S. Treasury Bond	3.13	8-15-2044	550,000	574,535
U.S. Treasury Bond	3.63	2-15-2044	500,000	572,227
U.S. Treasury Bond	3.88	8-15-2040	375,000	447,539
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,664,305
U.S. Treasury Bond	4.50	2-15-2036	1,134,000	1,474,732

Total U.S. Treasury Securities (Cost $4,637,473)				5,733,338

Yankee Corporate Bonds and Notes: 5.67%

Consumer Discretionary: 0.32%

Media: 0.32%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	365,898

Energy: 2.46%

Energy Equipment & Services: 0.78%
Ensco plc	4.50	10-1-2024	80,000	80,420
Ensco plc	4.70	3-15-2021	200,000	210,163
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	415,231
Weatherford International Limited	4.50	4-15-2022	190,000	188,139

				893,953

Oil, Gas & Consumable Fuels: 1.68%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,188
BP Capital Markets plc	4.50	10-1-2020	350,000	381,776
Petroleos Mexicanos	2.29	2-15-2024	261,250	263,383
Petroleos Mexicanos	2.83	2-15-2024	546,250	563,850
Petroleos Mexicanos	6.38	1-23-2045	250,000	288,038
Statoil ASA	3.25	11-10-2024	310,000	312,057

				1,922,292

Financials: 1.22%

Banks: 0.29%
RaboBank Nederland	4.50	1-11-2021	300,000	332,736

Diversified Financial Services: 0.93%
Shell International Finance BV	3.40	8-12-2023	370,000	385,189
Total Capital International SA	3.70	1-15-2024	200,000	207,803
Tyco Electronics Group SA	3.50	2-3-2022	450,000	465,200

				1,058,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.45%

Aerospace & Defense: 0.45%
BAE Systems plc 144A	4.75%	10-11-2021	$470,000	$517,195

Information Technology: 0.33%

Semiconductors & Semiconductor Equipment: 0.33%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	377,123

Materials: 0.55%

Metals & Mining: 0.55%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	384,792
Teck Resources Limited	3.00	3-1-2019	240,000	239,993

				624,785

Telecommunication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	391,251

Total Yankee Corporate Bonds and Notes (Cost $6,213,795)				6,483,425

Yankee Government Bonds: 0.43%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	487,449

Total Yankee Government Bonds (Cost $475,000)				487,449

	Yield		Shares
Short-Term Investments: 2.21%

Investment Companies: 2.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		2,531,162	2,531,162

Total Short-Term Investments (Cost $2,531,162)				2,531,162

Total investments in securities (Cost $108,794,730) *	99.41%	113,579,541
Other assets and liabilities, net	0.59	679,284

Total net assets	100.00%	$114,258,825

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $108,794,730 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,272,712
Gross unrealized losses	(1,487,901)

Net unrealized gains	$4,784,811

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 99.58%
TIPS	0.13%	4-15-2016	$2,081,216	$2,095,849
TIPS	0.13	4-15-2017	2,378,869	2,409,906
TIPS	0.13	4-15-2018	453,068	457,847
TIPS	0.13	4-15-2019	863,439	868,093
TIPS	0.13	1-15-2022	2,692,224	2,663,199
TIPS	0.13	7-15-2022	2,748,084	2,721,892
TIPS	0.13	1-15-2023	1,448,850	1,422,477
TIPS	0.13	7-15-2024	877,135	855,343
TIPS	0.38	7-15-2023	1,135,308	1,139,388
TIPS	0.63	7-15-2021	2,302,276	2,372,783
TIPS	0.63	1-15-2024	1,025,221	1,044,284
TIPS	0.63	2-15-2043	740,232	685,467
TIPS	0.75	2-15-2042	995,454	955,091
TIPS	1.13	1-15-2021	1,768,163	1,870,246
TIPS	1.25	7-15-2020	1,653,516	1,767,454
TIPS	1.38	7-15-2018	1,335,610	1,420,547
TIPS	1.38	1-15-2020	1,260,313	1,346,368
TIPS	1.38	2-15-2044	801,728	895,054
TIPS	1.63	1-15-2018	613,537	651,404
TIPS	1.75	1-15-2028	886,220	1,011,606
TIPS	1.88	7-15-2019	1,137,076	1,242,610
TIPS	2.00	1-15-2016	947,408	972,943
TIPS	2.00	1-15-2026	995,378	1,154,249
TIPS	2.13	1-15-2019	1,202,874	1,314,892
TIPS	2.13	2-15-2040	390,947	501,970
TIPS	2.13	2-15-2041	592,371	766,056
TIPS	2.38	1-15-2017	944,240	1,004,141
TIPS	2.38	1-15-2025	1,755,223	2,086,658
TIPS	2.38	1-15-2027	849,816	1,027,348
TIPS	2.50	7-15-2016	925,217	975,742
TIPS	2.50	1-15-2029	803,764	1,005,019
TIPS	2.63	7-15-2017	597,199	648,754
TIPS	3.38	4-15-2032	348,657	497,463
TIPS	3.63	4-15-2028	743,183	1,030,470
TIPS	3.88	4-15-2029	680,513	981,746

Total U.S. Treasury Securities (Cost $42,000,296)				43,864,359

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	93

REAL RETURN PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.12%

Investment Companies: 0.12%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01%	51,224	$51,224

Total Short-Term Investments (Cost $51,224)			51,224

Total investments in securities (Cost $42,051,520) *	99.70%	43,915,583
Other assets and liabilities, net	0.30	131,758

Total net assets	100.00%	$44,047,341

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $42,051,520 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,401,906
Gross unrealized losses	(537,843)

Net unrealized gains	$1,864,063

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 35.29%
FHLMC	6.00%	7-1-2017	$24,828	$25,779
FHLMC	7.50	7-1-2017	25,705	26,550
FHLMC Series T-54 Class 4A ±	3.03	2-25-2043	511,839	542,918
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	604,102	702,538
FHLMC Series T-63 Class 1A1 ±	1.31	2-25-2045	439,402	452,894
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	451,408	552,758
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	673,248	753,438
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	742,372	884,473
FNMA ±	1.32	10-1-2034	310,528	317,929
FNMA ±	1.32	4-1-2044	225,801	230,649
FNMA ±	1.32	10-1-2044	268,429	274,864
FNMA ±	1.36	4-1-2037	271,511	284,359
FNMA ±	1.75	9-1-2033	194,295	202,044
FNMA ±	1.78	10-1-2033	451,723	474,237
FNMA ±	1.92	4-1-2034	393,035	415,382
FNMA ±	1.93	6-1-2033	364,141	389,973
FNMA ±	1.95	8-1-2035	323,810	341,744
FNMA ±	2.01	12-1-2033	290,081	309,497
FNMA ±	2.03	1-1-2036	199,988	212,620
FNMA ±	2.04	6-1-2033	274,651	286,296
FNMA ±	2.08	7-1-2035	230,352	246,887
FNMA ±	2.20	7-1-2017	7,941	7,990
FNMA	5.50	2-1-2017	66,206	70,250
FNMA	6.50	12-1-2015	74	74
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	319,695	365,341
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	238,347	276,261
FNMA Series 2007-88 Class HC ±	2.31	9-25-2037	304,817	316,268

Total Agency Securities (Cost $8,376,288)				8,964,013

Asset-Backed Securities: 20.72%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,125
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,948
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.46	3-20-2017	125,000	125,003
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,401
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,134
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,930
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	125,153
Bank of The West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	125,210
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	110,025
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	110,000	110,083
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,394
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,892
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,138
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	100,047
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	99,926
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.42	4-25-2024	110,000	109,323
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	99,983
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	130,064
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	99,999
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,123

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	95

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79%	5-15-2018	$220,000	$220,309
Ford Credit Auto Owner Trust Series 2014-B A3	0.90	10-15-2018	120,000	120,184
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,190
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	70,492	70,549
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,413
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,298
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,402
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.50	1-25-2045	264,185	258,451
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,102
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,921
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,982
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.32	1-20-2036	418,395	415,900
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	125,551
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	100,057
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,638
Mercedes-Benz Auto Lease Trust Series 2014-A Class A3	0.68	12-15-2016	115,000	115,086
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,956
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,264
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	100,048
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	110,061
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,104

Total Asset-Backed Securities (Cost $5,266,829)				5,264,367

Corporate Bonds and Notes: 23.15%

Consumer Discretionary: 2.47%

Automobiles: 0.96%
BMW Bank North America	0.70	7-18-2016	245,000	244,191

Diversified Consumer Services: 0.41%
Stanford University	4.25	5-1-2016	100,000	104,854

Specialty Retail: 1.10%
Home Depot Incorporated	5.40	3-1-2016	110,000	116,567
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,660

				278,227

Consumer Staples: 3.73%

Beverages: 1.19%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	80,340
Brown-Forman Corporation	2.50	1-15-2016	120,000	122,462
Coca-Cola Company	0.75	3-13-2015	100,000	100,149

				302,951

Food & Staples Retailing: 0.32%
CVS Health Corporation	3.25	5-18-2015	80,000	81,023

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.75%
General Mills Incorporated	5.20%	3-17-2015	$150,000	$152,039
Ingredion Incorporated	3.20	11-1-2015	91,000	92,825
Kellogg Company	4.45	5-30-2016	94,000	98,900
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	100,505

				444,269

Household Products: 0.47%
Procter & Gamble Company	4.85	12-15-2015	115,000	120,144

Energy: 0.83%

Oil, Gas & Consumable Fuels: 0.83%
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	129,920
Phillips 66	1.95	3-5-2015	80,000	80,299

				210,219

Financials: 8.77%

Banks: 3.43%
Ally Bank	0.90	9-18-2015	74,000	74,192
Bank of America Corporation	1.25	1-11-2016	70,000	70,278
Bank of America Corporation	4.50	4-1-2015	80,000	81,045
Branch Banking & Trust Company ±	0.55	9-13-2016	250,000	249,476
Citigroup Incorporated	4.59	12-15-2015	90,000	93,350
Citigroup Incorporated	4.75	5-19-2015	40,000	40,766
HSBC USA Incorporated	2.38	2-13-2015	100,000	100,396
KeyBank NA	4.95	9-15-2015	157,000	162,293

				871,796

Capital Markets: 1.36%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	117,554
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	94,446
Morgan Stanley	3.45	11-2-2015	92,000	94,213
State Street Corporation	2.88	3-7-2016	37,000	38,059

				344,272

Consumer Finance: 2.17%
American Express Credit Corporation	2.75	9-15-2015	77,000	78,369
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,414
Discover Bank	0.85	9-25-2015	125,000	125,270
Sallie Mae Bank	0.85	10-30-2015	175,000	175,361
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	122,949

				552,363

Diversified Financial Services: 0.20%
General Electric Capital Corporation ±	0.88	7-12-2016	50,000	50,403

Insurance: 0.41%
MetLife Global Funding 144A	3.13	1-11-2016	100,000	102,932

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	97

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs: 1.20%
AvalonBay Communities Incorporated	5.70%	3-15-2017	$80,000	$88,039
Boston Properties LP	5.00	6-1-2015	70,000	71,523
Boston Properties LP	5.63	4-15-2015	45,000	45,851
Vornado Realty Trust	4.25	4-1-2015	100,000	100,276

				305,689

Health Care: 1.06%

Life Sciences Tools & Services: 0.70%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	178,690

Pharmaceuticals: 0.36%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,326

Industrials: 2.44%

Aerospace & Defense: 0.43%
United Technologies Corporation	4.88	5-1-2015	108,000	110,027

Commercial Services & Supplies: 0.81%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	82,307
Cooper US Incorporated	2.38	1-15-2016	120,000	122,079

				204,386

Electrical Equipment: 0.12%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	30,000	30,752

Industrial Conglomerates: 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,263

Machinery: 0.40%
Caterpillar Incorporated	4.63	6-1-2015	100,000	102,114

Road & Rail: 0.44%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	111,850

Information Technology: 0.35%

Software: 0.35%
Oracle Corporation ±	0.43	7-7-2017	90,000	90,046

Materials: 1.21%

Chemicals: 1.21%
Ecolab Incorporated	2.38	12-8-2014	65,000	65,020
Ecolab Incorporated	4.88	2-15-2015	125,000	126,076
Sherwin-Williams Company	3.13	12-15-2014	115,000	115,111

				306,207

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.29%

Electric Utilities: 1.30%
Kentucky Utilities Company	1.63%	11-1-2015	$110,000	$111,030
Sierra Pacific Power Company	6.00	5-15-2016	120,000	128,972
Southern California Edison Company	1.13	5-1-2017	90,000	89,993

				329,995

Gas Utilities: 0.58%
Questar Corporation	2.75	2-1-2016	144,000	147,504

Multi-Utilities: 0.41%
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	104,306

Total Corporate Bonds and Notes (Cost $5,868,947)				5,879,799

Municipal Obligations: 1.43%

Arizona: 0.28%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,212

Colorado: 0.40%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	101,051

Maine: 0.75%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	191,843

Total Municipal Obligations (Cost $362,045)				363,106

Non-Agency Mortgage Backed Securities: 4.48%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	99,410	100,176
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	87,852	96,365
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.35	3-15-2026	112,539	111,562
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	125,042
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	120,177
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,165
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	106,290	114,708
SLMA Series 2012-7 Class A1 ±	0.32	2-27-2017	19,860	19,847
SLMA Series 2014-1 Class A1 ±	0.44	5-28-2019	74,390	74,361
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	165,302	165,766
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	100,020

Total Non-Agency Mortgage Backed Securities (Cost $1,142,042)				1,138,189

Yankee Corporate Bonds and Notes: 5.61%

Consumer Staples: 0.43%

Beverages: 0.43%
SABMiller plc 144A	6.50	7-1-2016	100,000	109,479

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	99

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.69%

Oil, Gas & Consumable Fuels: 1.69%
BP Capital Markets plc ±	0.56%	11-6-2015	$100,000	$100,149
Schlumberger SA 144A	2.65	1-15-2016	100,000	102,274
Shell International	3.10	6-28-2015	73,000	74,149
Total Capital SA	2.30	3-15-2016	150,000	153,297

				429,869

Financials: 1.97%

Banks: 1.14%
Barclays Bank plc	2.75	2-23-2015	110,000	110,540
BNP Paribas	3.60	2-23-2016	75,000	77,503
Royal Bank of Canada	0.80	10-30-2015	100,000	100,362

				288,405

Diversified Financial Services: 0.83%
ConocoPhillips Canada Funding Company	5.63	10-15-2016	100,000	109,111
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	102,710

				211,821

Health Care: 0.32%

Health Care Equipment & Supplies: 0.32%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,306

Industrials: 0.67%

Machinery: 0.31%
Pentair Finance SA	1.35	12-1-2015	80,000	80,298

Road & Rail: 0.36%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,953

Materials: 0.53%

Metals & Mining: 0.53%
Rio Tinto Finance USA Limited	1.88	11-2-2015	132,000	133,365

Total Yankee Corporate Bonds and Notes (Cost $1,421,701)				1,424,496

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 9.76%

Investment Companies: 9.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	2,480,589	2,480,589

Total Short-Term Investments (Cost $2,480,589)			2,480,589

Total investments in securities (Cost $24,918,441) *	100.44%	25,514,559
Other assets and liabilities, net	(0.44)	(110,643)

Total net assets	100.00%	$25,403,916

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $24,918,930 and unrealized gains (losses) consists of:

Gross unrealized gains	$613,252
Gross unrealized losses	(17,623)

Net unrealized gains	$595,629

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

102	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unffiliated securities (including securities on loan), at value (see cost below)	$310,964,050	$133,173,819
In affiliated securities, at value (see cost below)	24,831,887	3,251,523

Total investments, at value (see cost below)	335,795,937	136,425,342
Cash	21,207	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,943,425	340,761
Receivable for dividends	604,712	114,298
Receivable for securities lending income	1,086	532
Prepaid expenses and other assets	2,561	2,947

Total assets	338,368,928	136,883,880

Liabilities
Payable for investments purchased	0	655,678
Payable upon receipt of securities loaned	0	1,815,925
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	178,278	60,737
Professional fees payable	16,958	17,739
Accrued expenses and other liabilities	8,716	7,928

Total liabilities	203,952	2,558,007

Total net assets	$338,164,976	$134,325,873

Investments in unaffiliated securities, at cost	$215,386,586	$87,975,922

Investments in affiliated securities, at cost	$24,831,887	$3,251,523

Total investments, at cost	$240,218,473	$91,227,445

Securities on loan, at value	$0	$1,778,336

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	103

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,114,960,030	$2,810,788,830	$155,769,579	$477,975,923	$87,737,524	$450,161,995	$196,319,410
136,874,464	90,992,556	3,267,843	20,812,181	2,138,692	65,232,939	13,778,987

1,251,834,494	2,901,781,386	159,037,422	498,788,104	89,876,216	515,394,934	210,098,397
0	28,990	0	0	3,689	393,687	0
0	0	55,063	4,178,048	0	0	0
0	166,343	764,583	573,001	284,855	1,585,820	22,974
91,511	6,383,242	122,568	1,791,356	176,754	123,201	102,705
67,854	8,277	5,238	8,917	861	47,786	2,475
8,347	0	6,623	9,115	3,923	6,970	3,672

1,252,002,206	2,908,368,238	159,991,497	505,348,541	90,346,298	517,552,398	210,230,223

263,144	6,816,649	771,940	402,008	1,068,145	556,489	0
130,887,098	15,878,700	1,787,826	14,194,341	404,950	48,391,400	6,184,225
0	107,505	0	0	0	0	0
725,530	196,742	107,687	340,113	47,352	296,191	135,488
18,223	21,955	20,091	11,622	18,872	17,994	17,459
19,275	192,651	20,547	7,079	4,261	7,180	8,598

131,913,270	23,214,202	2,708,091	14,955,163	1,543,580	49,269,254	6,345,770

$1,120,088,936	$2,885,154,036	$157,283,406	$490,393,378	$88,802,718	$468,283,144	$203,884,453

$797,241,970	$1,406,154,669	$120,672,186	$474,823,132	$69,483,953	$377,232,425	$153,876,536

$136,874,464	$71,256,768	$3,267,843	$20,812,181	$2,138,692	$65,232,939	$13,778,987

$934,116,434	$1,477,411,437	$123,940,029	$495,635,313	$71,622,645	$442,465,364	$167,655,523

$127,774,235	$15,509,047	$1,708,610	$13,451,572	$394,849	$47,226,460	$6,024,011

$0	$0	$55,510	$4,477,747	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,173,850,096	$111,048,379
In affiliated securities, at value (see cost below)	164,332,510	2,531,162

Total investments, at value (see cost below)	3,338,182,606	113,579,541
Cash	717,939	0
Segregated cash	0	0
Receivable for investments sold	459,991,077	143,250
Principal paydown receivable	118,453	0
Receivable for interest	12,074,876	828,436
Receivable for securities lending income	380	0
Prepaid expenses and other assets	5,061	3,341

Total assets	3,811,090,392	114,554,568

Liabilities
Payable for investments purchased	820,351,809	238,505
Payable upon receipt of securities loaned	747,555	0
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	827,141	28,780
Shareholder report expenses payable	4,027	2,220
Custodian and accounting fees payable	88,929	3,857
Professional fees payable	27,208	22,381

Total liabilities	822,046,669	295,743

Total net assets	$2,989,043,723	$114,258,825

Investments in unaffiliated securities, at cost	$3,116,708,589	$106,263,568

Investments in affiliated securities, at cost	$164,332,510	$2,531,162

Total investments, at cost	$3,281,041,099	$108,794,730

Securities on loan, at value	$731,946	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	105

Real Return Portfolio	Stable Income Portfolio

$43,864,359	$23,033,970
51,224	2,480,589

43,915,583	25,514,559
0	0
0	18,000
0	0
0	0
160,282	92,288
0	0
2,497	5,914

44,078,362	25,630,761

0	195,554
0	0
0	4,063
9,762	1,474
1,990	2,267
2,838	3,782
16,431	19,705

31,021	226,845

$44,047,341	$25,403,916

$42,000,296	$22,437,852

$51,224	$2,480,589

$42,051,520	$24,918,441

$0	$0

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends *	$2,952,791	$564,374
Income from affiliated securities	5,107	497
Securities lending income, net	2,949	9,176
Interest	0	0

Total investment income	2,960,847	574,047

Expenses
Advisory fee	1,046,467	438,979
Custody and accounting fees	11,970	12,455
Professional fees	21,960	24,024
Shareholder report expenses	726	690
Trustees’ fees and expenses	5,547	6,445
Other fees and expenses	4,677	2,848

Total expenses	1,091,347	485,441
Less: Fee waivers and/or expense reimbursements	0	(65,304)

Net expenses	1,091,347	420,137

Net investment income (loss)	1,869,500	153,910

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	23,094,390	7,393,125
Affiliated securities	0	0
Futures transactions	0	0

Net realized gains on investments	23,094,390	7,393,125

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,132,467)	3,667,923
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(4,132,467)	3,667,923

Net realized and unrealized gains (losses) on investments	18,961,923	11,061,048

Net increase (decrease) in net assets resulting from operations	$20,831,423	$11,214,958

* Net of foreign dividend withholding taxes in the amount of	$20,746	$651

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$624,501	$28,243,948	$879,653	$6,450,877	$757,243	$788,155	$1,396,484
5,890	534,595	915	1,849	566	6,680	2,202
333,659	44,926	18,769	155,455	6,389	246,662	23,906
0	278	28	2,789	0	0	0

964,050	28,823,747	899,365	6,610,970	764,198	1,041,497	1,422,592

4,330,904	1,174,627	649,796	2,131,768	292,151	1,588,944	817,710
33,307	79,054	54,322	69,747	6,499	16,838	11,082
23,784	27,282	26,265	28,075	24,128	23,114	22,002
2,391	4,099	1,867	1,884	639	1,411	1,760
6,092	6,093	6,366	6,372	6,556	6,095	6,252
10,481	200,397	11,053	25,291	3,231	3,666	3,021

4,406,959	1,491,552	749,669	2,263,137	333,204	1,640,068	861,827
0	0	0	0	(1,326)	0	0

4,406,959	1,491,552	749,669	2,263,137	331,878	1,640,068	861,827

(3,442,909)	27,332,195	149,696	4,347,833	432,320	(598,571)	560,765

48,390,077	52,004,846	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624
0	834,634	0	0	0	0	0
0	1,606,123	0	0	0	0	0

48,390,077	54,445,603	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624

80,834,486	147,070,069	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)
0	1,958,013	0	0	0	0	0
0	752,525	0	0	0	0	0

80,834,486	149,780,607	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)

129,224,563	204,226,210	3,184,002	(36,984,391)	3,279,585	22,141,577	461,196

$125,781,654	$231,558,405	$3,333,698	$(32,636,558)	$3,711,905	$21,543,006	$1,021,961

$0	$8,312	$123,755	$662,904	$13,441	$4,747	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest **	$33,167,125	$2,051,454
Securities lending income, net	138,443	968
Income from affiliated securities	40,846	629

Total investment income	33,346,414	2,053,051

Expenses
Advisory fee	5,273,560	226,815
Custody and accounting fees	85,556	6,205
Professional fees	32,629	27,702
Shareholder report expenses	3,758	1,776
Trustees’ fees and expenses	6,095	6,095
Other fees and expenses	32,258	2,268

Total expenses	5,433,856	270,861
Less: Fee waivers and/or expense reimbursements	(358,908)	(50,397)

Net expenses	5,074,948	220,464

Net investment income	28,271,466	1,832,587

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	25,152,081	521,601
Futures transactions	0	0
TBA sale commitments	(2,043)	0

Net realized gain (losses) on investments	25,150,038	521,601

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,723,076	484,836
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	8,723,076	484,836

Net realized and unrealized gains (losses) on investments	33,873,114	1,006,437

Net increase (decrease) in net assets resulting from operations	$62,144,580	$2,839,024

** Net of foreign interest withholding taxes in the amount of	$0	$1,249

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	109

Real Return Portfolio	Stable Income Portfolio

$460,129	$206,194
0	0
13	677

460,142	206,871

91,084	37,690
4,812	5,398
22,364	24,978
1,207	1,294
6,370	6,355
2,492	4,038

128,329	79,753
(28,455)	(28,809)

99,874	50,944

360,268	155,927

180,621	1,731
(1,641)	(14,336)
0	0

178,980	(12,605)

(826,904)	(37,085)
0	(13,126)

(826,904)	(50,211)

(647,924)	(62,816)

$(287,656)	$93,111

$0	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$1,869,500	$4,519,408
Net realized gains on investments	23,094,390	41,555,935
Net change in unrealized gains (losses) on investments	(4,132,467)	9,188,214

Net increase in net assets resulting from operations	20,831,423	55,263,557

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	21,003,541	24,307,963
Withdrawals	(20,618,443)	(109,777,604)

Net increase (decrease) in net assets resulting from capital share transactions	385,098	(85,469,641)

Total increase (decrease) in net assets	21,216,521	(30,206,084)

Net assets
Beginning of period	316,948,455	347,154,539

End of period	$338,164,976	$316,948,455

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$153,910	$217,848
Net realized gains on investments	7,393,125	17,206,881
Net change in unrealized gains (losses) on investments	3,667,923	12,006,669

Net increase in net assets resulting from operations	11,214,958	29,431,398

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	257,917	4,540,444
Withdrawals	(20,595,346)	(38,368,891)

Net decrease in net assets resulting from capital share transactions	(20,337,429)	(33,828,447)

Total decrease in net assets	(9,122,471)	(4,397,049)

Net assets
Beginning of period	143,448,344	147,845,393

End of period	$134,325,873	$143,448,344

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(3,442,909)	$(7,250,579)
Net realized gains on investments	48,390,077	126,561,844
Net change in unrealized gains (losses) on investments	80,834,486	2,831,625

Net increase in net assets resulting from operations	125,781,654	122,142,890

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,755,111	100,196,552
Withdrawals	(124,646,482)	(172,012,866)

Net decrease in net assets resulting from capital share transactions	(101,891,371)	(71,816,314)

Total increase in net assets	23,890,283	50,326,576

Net assets
Beginning of period	1,096,198,653	1,045,872,077

End of period	$1,120,088,936	$1,096,198,653

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	113

	Index Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$27,332,195	$54,636,691
Net realized gains on investments	54,445,603	10,828,401
Net change in unrealized gains (losses) on investments	149,780,607	446,135,782

Net increase in net assets resulting from operations	231,558,405	511,600,874

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	68,698,638	110,111,813
Withdrawals	(252,454,175)	(397,250,633)

Net decrease in net assets resulting from capital share transactions	(183,755,537)	(287,138,820)

Total increase in net assets	47,802,868	224,462,054

Net assets
Beginning of period	2,837,351,168	2,612,889,114

End of period	$2,885,154,036	$2,837,351,168

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$149,696	$1,665,920
Net realized gains on investments	2,894,828	7,645,552
Net change in unrealized gains (losses) on investments	289,174	13,428,833

Net increase in net assets resulting from operations	3,333,698	22,740,305

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,575,581	13,505,034
Withdrawals	(6,734,073)	(18,531,879)

Net decrease in net assets resulting from capital share transactions	(2,158,492)	(5,026,845)

Total increase in net assets	1,175,206	17,713,460

Net assets
Beginning of period	156,108,200	138,394,740

End of period	$157,283,406	$156,108,200

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	115

	International Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$4,347,833	$14,388,396
Net realized gains on investments	4,321,304	8,585,816
Net change in unrealized gains (losses) on investments	(41,305,695)	54,753,421

Net increase (decrease) in net assets resulting from operations	(32,636,558)	77,727,633

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,007,628	31,602,874
Withdrawals	(6,213,028)	(19,826,023)

Net increase in net assets resulting from capital share transactions	10,794,600	11,776,851

Total increase (decrease) in net assets	(21,841,958)	89,504,484

Net assets
Beginning of period	512,235,336	422,730,852

End of period	$490,393,378	$512,235,336

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$432,320	$971,468
Net realized gains on investments	3,929,387	9,554,727
Net change in unrealized gains (losses) on investments	(649,802)	7,711,461

Net increase in net assets resulting from operations	3,711,905	18,237,656

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	742,073	1,607,068
Withdrawals	(11,701,655)	(22,199,921)

Net decrease in net assets resulting from capital share transactions	(10,959,582)	(20,592,853)

Total decrease in net assets	(7,247,677)	(2,355,197)

Net assets
Beginning of period	96,050,395	98,405,592

End of period	$88,802,718	$96,050,395

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(598,571)	$(977,131)
Net realized gains on investments	9,808,746	25,678,045
Net change in unrealized gains (losses) on investments	12,332,831	21,247,400

Net increase in net assets resulting from operations	21,543,006	45,948,314

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	118,459,319	152,768,112
Withdrawals	(27,634,709)	(39,286,894)

Net increase in net assets resulting from capital share transactions	90,824,610	113,481,218

Total increase in net assets	112,367,616	159,429,532

Net assets
Beginning of period	355,915,528	196,485,996

End of period	$468,283,144	$355,915,528

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$560,765	$1,830,396
Net realized gains on investments	8,398,624	23,264,792
Net change in unrealized gains (losses) on investments	(7,937,428)	9,025,443

Net increase in net assets resulting from operations	1,021,961	34,120,631

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,926,173	18,725,149
Withdrawals	(16,411,190)	(50,335,526)

Net decrease in net assets resulting from capital share transactions	(3,485,017)	(31,610,377)

Total increase (decrease) in net assets	(2,463,056)	2,510,254

Net assets
Beginning of period	206,347,509	203,837,255

End of period	$203,884,453	$206,347,509

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	119

	Core Bond Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$28,271,466	$57,008,763
Net realized gains (losses) on investments	25,150,038	(25,731,456)
Net change in unrealized gains (losses) on investments	8,723,076	45,003,848

Net increase in net assets resulting from operations	62,144,580	76,281,155

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	304,034,567	222,957,263
Withdrawals	(273,677,183)	(751,133,453)

Net increase (decrease) in net assets resulting from capital share transactions	30,357,384	(528,176,190)

Total increase (decrease) in net assets	92,501,964	(451,895,035)

Net assets
Beginning of period	2,896,541,759	3,348,436,794

End of period	$2,989,043,723	$2,896,541,759

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$1,832,587	$3,708,418
Net realized gains (losses) on investments	521,601	(2,367,336)
Net change in unrealized gains (losses) on investments	484,836	2,165,201

Net increase in net assets resulting from operations	2,839,024	3,506,283

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,617,707	21,095,774
Withdrawals	(7,695,914)	(21,367,204)

Net decrease in net assets resulting from capital share transactions	(1,078,207)	(271,430)

Total increase in net assets	1,760,817	3,234,853

Net assets
Beginning of period	112,498,008	109,263,155

End of period	$114,258,825	$112,498,008

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	121

	Real Return Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$360,268	$781,968
Net realized gains on investments	178,980	518,616
Net change in unrealized gains (losses) on investments	(826,904)	(2,086,498)

Net decrease in net assets resulting from operations	(287,656)	(785,914)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,260,422	5,773,010
Withdrawals	(5,125,842)	(24,418,897)

Net decrease in net assets resulting from capital share transactions	(2,865,420)	(18,645,887)

Total decrease in net assets	(3,153,076)	(19,431,801)

Net assets
Beginning of period	47,200,417	66,632,218

End of period	$44,047,341	$47,200,417

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$155,927	$346,645
Net realized losses on investments	(12,605)	(3,556)
Net change in unrealized gains (losses) on investments	(50,211)	20,195

Net increase in net assets resulting from operations	93,111	363,284

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,119,538	4,319,001
Withdrawals	(617,267)	(3,937,958)

Net increase in net assets resulting from capital share transactions	502,271	381,043

Total increase in net assets	595,382	744,327

Net assets
Beginning of period	24,808,534	24,064,207

End of period	$25,403,916	$24,808,534

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	123

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.16%	0.68%	0.68%	6.60%	17%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
Year ended September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.23%	0.72%	0.62%	8.68%	23%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
Year ended September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%

Emerging Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.62)%	0.80%	0.80%	11.98%	26%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
Year ended September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%

Index Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.11%	0.11%	8.52%	2%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
Year ended September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%

International Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.20%	0.98%	0.98%	2.09%	25%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
Year ended September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%

International Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.73%	0.90%	0.90%	(6.43)%	7%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
Year ended September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%

Please see footnotes on page 125.

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.96%	0.74%	0.74%	4.19%	39%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
Year ended September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%

Small Company Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.30)%	0.83%	0.83%	5.46%	30%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
Year ended September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%

Small Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.55%	0.84%	0.84%	0.38%	24%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
Year ended September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%

Core Bond Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.37%	0.35%	2.13%	286%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
Year ended May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%

Managed Fixed Income Portfolio
Six months ended November 30, 2014 (unaudited)	3.23%	0.48%	0.39%	2.50%	13%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
Year ended May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%

Real Return Portfolio
Six months ended November 30, 2014 (unaudited)	1.58%	0.56%	0.44%	(0.65)%	3%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
Year ended May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%

Please see footnotes on page 125.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	125

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Stable Income Portfolio
Six months ended November 30, 2014 (unaudited)	1.24%	0.63%	0.41%	0.39%	13%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
Year ended May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), the Wells Fargo Advantage Real Return Portfolio (“Real Return Portfolio”) (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	127

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

128	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing their investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	129

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

130	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$42,500,097	$0	$0	$42,500,097
Consumer staples	35,992,489	0	0	35,992,489
Energy	29,407,489	0	0	29,407,489
Financials	80,741,873	0	0	80,741,873
Health care	46,642,321	0	0	46,642,321
Industrials	31,949,489	0	0	31,949,489
Information technology	22,448,373	0	0	22,448,373
Materials	19,774,604	0	0	19,774,604

Preferred stocks
Consumer staples	1,507,315	0	0	1,507,315

Short-term investments
Investment companies	24,831,887	0	0	24,831,887
Total assets	$335,795,937	$0	$0	$335,795,937
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$34,369,514	$0	$0	$34,369,514
Consumer staples	5,286,554	0	0	5,286,554
Energy	5,898,125	0	0	5,898,125
Financials	8,492,110	0	0	8,492,110
Health care	21,264,089	0	0	21,264,089
Industrials	15,002,610	0	0	15,002,610
Information technology	37,159,209	0	0	37,159,209
Materials	4,201,052	0	0	4,201,052
Telecommunication	1,500,556	0	0	1,500,556

Short-term investments
Investment companies	1,435,598	1,815,925	0	3,251,523
Total assets	$134,609,417	$1,815,925	$0	$136,425,342
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$142,492,106	$0	$0	$142,492,106
Consumer staples	16,499,666	0	0	16,499,666
Energy	32,516,507	0	0	32,516,507
Financials	86,291,617	0	0	86,291,617
Health care	348,224,013	0	0	348,224,013
Industrials	118,632,477	0	0	118,632,477
Information technology	364,694,144	0	0	364,694,144
Materials	5,609,500	0	0	5,609,500

Short-term investments
Investment companies	5,987,366	130,887,098	0	136,874,464
Total assets	$1,120,947,396	$130,887,098	$0	$1,251,834,494

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	131

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$340,482,207	$0	$0	$340,482,207
Consumer staples	281,549,124	0	0	281,549,124
Energy	238,844,080	0	0	238,844,080
Financials	464,060,319	0	0	464,060,319
Health care	408,205,947	0	0	408,205,947
Industrials	297,747,015	0	0	297,747,015
Information technology	568,771,683	0	0	568,771,683
Materials	91,523,247	0	0	91,523,247
Telecommunication services	68,620,168	0	0	68,620,168
Utilities	88,365,228	0	0	88,365,228

Short-term investments
Investment companies	35,068,768	15,878,700	0	50,947,468
U.S. Treasury securities	179,998	2,484,902	0	2,664,900
Total assets	$2,883,417,784	$18,363,602	$0	$2,901,781,386
Liabilities
Futures contracts	$107,505	$0	$0	$107,505
Total liabilities	$107,505	$0	$0	$107,505
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$6,246,315	$0	$0	$6,246,315
Brazil	276,338	0	0	276,338
China	16,433,660	0	0	16,433,660
Denmark	300,679	0	0	300,679
France	9,048,967	0	0	9,048,967
Germany	18,619,765	0	0	18,619,765
Hong Kong	10,056,539	0	0	10,056,539
Ireland	5,639,335	0	0	5,639,335
Japan	23,280,134	0	0	23,280,134
Mexico	4,797,608	0	0	4,797,608
Netherlands	6,996,537	0	0	6,996,537
South Korea	591,785	0	0	591,785
Spain	3,097,829	0	0	3,097,829
Sweden	1,306,046	0	0	1,306,046
Switzerland	13,918,128	0	0	13,918,128
United Kingdom	28,442,832	28,926	0	28,471,758
United States	3,364,188	0	0	3,364,188

Participation notes
United Kingdom	0	1,232,086	0	1,232,086

Preferred stocks
Germany	2,091,882	0	0	2,091,882

Short-term investments
Investment companies	1,480,017	1,787,826	0	3,267,843
Total assets	$155,988,584	$3,048,838	$0	$159,037,422

132	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$27,014,669	$0	$0	$27,014,669
Austria	6,371,621	0	0	6,371,621
Belgium	2,882,203	0	0	2,882,203
Brazil	4,834,284	0	0	4,834,284
Canada	14,282,460	0	0	14,282,460
China	12,063,480	0	0	12,063,480
Czech Republic	1,602,829	0	0	1,602,829
Finland	4,607,457	0	0	4,607,457
France	41,171,510	0	0	41,171,510
Germany	38,576,589	0	0	38,576,589
Hong Kong	9,299,596	0	0	9,299,596
Hungary	59,155	0	0	59,155
India	7,659,525	0	0	7,659,525
Ireland	3,026,529	0	0	3,026,529
Israel	5,629,578	0	0	5,629,578
Italy	6,388,885	0	0	6,388,885
Japan	97,017,609	0	0	97,017,609
Liechtenstein	634,823	0	0	634,823
Netherlands	13,757,049	0	0	13,757,049
Norway	8,113,989	0	0	8,113,989
Poland	2,963,675	0	0	2,963,675
Russia	5,216,958	0	0	5,216,958
Singapore	5,534,728	0	0	5,534,728
South Africa	3,224,974	0	0	3,224,974
South Korea	12,332,599	0	0	12,332,599
Spain	7,495,983	0	0	7,495,983
Sweden	10,895,637	0	0	10,895,637
Switzerland	24,816,570	0	0	24,816,570
Taiwan	2,401,260	0	0	2,401,260
Thailand	3,878,063	0	0	3,878,063
United Kingdom	89,590,278	0	0	89,590,278

Preferred stocks
Brazil	4,607,364	0	0	4,607,364

Rights
Spain	0	23,994	0	23,994

Short-term investments
Investment companies	6,617,840	14,194,341	0	20,812,181
Total assets	$484,569,769	$14,218,335	$0	$498,788,104

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	133

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$7,755,163	$0	$0	$7,755,163
Consumer staples	4,276,180	0	0	4,276,180
Energy	8,038,409	0	0	8,038,409
Financials	26,069,684	0	0	26,069,684
Health care	12,037,660	0	0	12,037,660
Industrials	10,215,162	0	0	10,215,162
Information technology	11,300,967	0	0	11,300,967
Materials	3,218,719	0	0	3,218,719
Telecommunication services	1,714,924			1,714,924
Utilities	3,110,656	0	0	3,110,656

Short-term investments
Investment companies	1,733,742	404,950	0	2,138,692
Total assets	$89,471,266	$404,950	$0	$89,876,216
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$60,694,683	$0	$0	$60,694,683
Consumer staples	7,018,745	0	0	7,018,745
Energy	19,010,001	0	0	19,010,001
Financials	46,837,094	0	0	46,837,094
Health care	118,858,478	0	0	118,858,478
Industrials	63,945,047	0	0	63,945,047
Information technology	113,413,281	0	0	113,413,281
Materials	20,384,666	0	0	20,384,666

Short-term investments
Investment companies	16,841,539	48,391,400	0	65,232,939
Total assets	$467,003,534	$48,391,400	$0	$515,394,934
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$33,234,619	$0	$0	$33,234,619
Consumer staples	1,603,080	0	0	1,603,080
Energy	6,035,692	0	0	6,035,692
Financials	79,811,863	0	0	79,811,863
Health care	11,463,635	0	0	11,463,635
Industrials	19,923,097	0	0	19,923,097
Information technology	24,288,952	0	0	24,288,952
Materials	9,005,561	0	0	9,005,561
Telecommunication services	1,019,045	0	0	1,019,045
Utilities	9,927,665	0	0	9,927,665

Warrants
Health care	0	6,201	0	6,201

Short-term investments
Investment companies	7,594,762	6,184,225	0	13,778,987
Total assets	$203,907,971	$6,190,426	$0	$210,098,397

134	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$873,674,600	$0	$873,674,600

Asset-backed securities	0	457,486,853	0	457,486,853

Corporate bonds and notes	0	565,267,267	0	565,267,267

Municipal obligations	0	29,423,778	0	29,423,778

Non-agency mortgage backed securities	0	154,101,015	0	154,101,015

U.S. Treasury securities	895,570,651	0	0	895,570,651

Yankee corporate bonds and notes	0	155,633,437	0	155,633,437

Yankee government bonds	0	42,692,495	0	42,692,495

Short-term investments
Investment companies	163,584,955	747,555	0	164,332,510
Total assets	$1,059,155,606	$2,279,027,000	$0	$3,338,182,606
Managed Fixed Income Portfolio
Assets
Investments in:

Agency securities	$0	$33,650,829	$0	$33,650,829

Asset-backed securities	0	4,006,621	0	4,006,621

Corporate bonds and notes	0	34,924,413	0	34,924,413

Municipal obligations	0	10,645,042	0	10,645,042

Non-agency mortgage backed securities	0	13,775,902	1,341,360	15,117,262

U.S. Treasury securities	5,733,338	0	0	5,733,338

Yankee corporate bonds and notes	0	6,483,425	0	6,483,425

Yankee government bonds	0	487,449	0	487,449

Short-term investments
Investment companies	2,531,162	0	0	2,531,162
Total assets	$8,264,500	$103,973,681	$1,341,360	$113,579,541
Real Return Portfolio
Assets
Investments in:
U.S. Treasury securities	$43,864,359	$0	$0	$43,864,359

Short-term investments
Investment companies	51,224	0	0	51,224
Total assets	$43,915,583	$0	$0	$43,915,583

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	135

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stable Income Portfolio
Assets
Investments in:
Agency securities	$0	$8,964,013	$0	$8,964,013

Asset-backed securities	0	5,264,367	0	5,264,367

Corporate bonds and notes	0	5,879,799	0	5,879,799

Municipal obligations	0	363,106	0	363,106

Non-agency mortgage backed securities	0	1,138,189	0	1,138,189

Yankee corporate bonds and notes	0	1,424,496	0	1,424,496

Short-term investments
Investment companies	2,480,589	0	0	2,480,589
Total assets	$2,480,589	$23,033,970	$0	$25,514,559
Liabilities
Futures contracts	$4,063	$0	$0	$4,063
Total liabilities	$4,063	$0	$0	$4,063

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage backed securities

Balance as of May 31, 2014	$1,400,534
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	57,216
Purchases	0
Sales	(116,390)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of November 30, 2014	$1,341,360
Change in unrealized gains (losses) relating to securities still held at November 30, 2014.	$11,778

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

136	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Porfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Porfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadviser’s portion of the Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2014	Subadviser	Subadvisory Fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Cooke & Bieler, L.P.	0.45%	0.30%
Diversified Large Cap Growth Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%	0.68%	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%
Core Bond Portfolio	0.40%	0.30%	0.36%	WellsCap	0.20%	0.10%
Managed Fixed Income Portfolio	0.40%	0.30%	0.40%	Galliard Capital Management, Inc.	0.20%	0.10%
Real Return Portfolio	0.40%	0.30%	0.40%	WellsCap	0.20%	0.10%
Stable Income Portfolio	0.30%	0.225%	0.30%	Galliard Capital Management, Inc.	0.15%	0.05%

1.	Prior to October 1, 2014, Funds Management received an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	137

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$50,922,608	$0	$58,360,404
Diversified Large Cap Growth Portfolio	0	30,576,822	0	41,819,044
Emerging Growth Portfolio	0	289,640,396	0	366,303,121
Index Portfolio	0	56,116,557	0	219,537,688
International Growth Portfolio	0	37,678,197	0	39,067,441
International Value Portfolio	0	52,587,974	0	35,289,731
Large Company Value Portfolio	0	34,795,753	0	42,038,264
Small Company Growth Portfolio	0	207,779,771	0	117,145,296
Small Company Value Portfolio	0	47,146,848	0	54,932,659
Core Bond Portfolio	7,725,789,756	1,311,708,402	7,714,390,320	1,209,803,078
Managed Fixed Income Portfolio	3,178,344	15,854,177	10,545,300	4,198,013
Real Return Portfolio	1,433,360	0	4,059,988	0
Stable Income Portfolio	0	3,995,303	0	2,959,500

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, Index Portfolio entered into futures contracts to gain market exposure. During the six months ended November 30, 2014, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2014, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
Index Portfolio	12/18/2014	Jefferies Bache	71 Long	S&P 500 Index	$36,676,825	$1,535,370
Stable Income Portfolio	3/31/2015	JPMorgan	20 Short	5 Year U.S. Treasury Notes	2,389,844	(10,353)

At November 30, 2014, Real Return Portfolio did not have any open futures contracts.

At November 30, 2014, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2014 as follows:

	Long contracts	Short contracts
Index Portfolio	$56,300,311	$0
Real Return Portfolio	0	58,023
Stable Income Portfolio	0	2,405,457

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with

138	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged [1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Jefferies Bache	$107,505	$0	$(107,505)	$0
Stable Income Portfolio	Futures – variation margin	JPMorgan	4,063	0	(4,063)	0

1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	139

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

140	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	141

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 56 other funds and Assistant Treasurer of 62 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

142	Wells Fargo Advantage Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229720 01-15 SAAFNLD/SAR109 11-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio are filed under this Item.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.72%

Consumer Discretionary: 11.80%

Auto Components: 0.41%
BorgWarner Incorporated	35,342	$1,998,944
Delphi Automotive plc	46,361	3,382,035
Johnson Controls Incorporated	103,048	5,152,400
The Goodyear Tire & Rubber Company	42,598	1,167,611

		11,700,990

Automobiles: 0.65%
Ford Motor Company	600,103	9,439,620
General Motors Company	208,562	6,972,228
Harley-Davidson Incorporated	33,648	2,344,593

		18,756,441

Distributors: 0.08%
Genuine Parts Company	23,687	2,434,550

Diversified Consumer Services: 0.05%
H&R Block Incorporated	42,564	1,431,853

Hotels, Restaurants & Leisure: 1.58%
Carnival Corporation	69,688	3,077,422
Chipotle Mexican Grill Incorporated †	4,799	3,184,712
Darden Restaurants Incorporated	20,473	1,166,756
Marriott International Incorporated Class A	33,719	2,656,720
McDonald’s Corporation	151,931	14,708,440
Starbucks Corporation	116,231	9,439,120
Starwood Hotels & Resorts Worldwide Incorporated	27,630	2,182,770
Wyndham Worldwide Corporation	19,366	1,614,350
Wynn Resorts Limited	12,545	2,240,662
Yum! Brands Incorporated	68,026	5,255,009

		45,525,961

Household Durables: 0.42%
D.R. Horton Incorporated	51,318	1,308,096
Garmin Limited «	18,776	1,075,865
Harman International Industries Incorporated	10,538	1,143,689
Leggett & Platt Incorporated	21,238	893,907
Lennar Corporation	27,519	1,299,998
Mohawk Industries Incorporated †	9,579	1,471,239
Newell Rubbermaid Incorporated	42,364	1,538,237
Pulte Homes Incorporated	52,352	1,132,374
Whirlpool Corporation	12,067	2,246,513

		12,109,918

Internet & Catalog Retail: 1.22%
Amazon.com Incorporated †	58,621	19,851,415
Expedia Incorporated	15,350	1,337,139
Netflix Incorporated †	9,298	3,222,594
The Priceline Group Incorporated †	8,113	9,412,621
TripAdvisor Incorporated †	17,232	1,269,137

		35,092,906

Leisure Products: 0.09%
Hasbro Incorporated	17,753	1,050,978

2	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Leisure Products (continued)
Mattel Incorporated	52,274	$1,649,245

		2,700,223

Media: 3.47%
Cablevision Systems Corporation New York Group Class A	33,561	681,960
CBS Corporation Class B	74,992	4,115,561
Comcast Corporation Class A	400,450	22,841,668
DIRECTV Group Incorporated †	77,708	6,815,769
Discovery Communications Incorporated Class A †	22,893	798,966
Discovery Communications Incorporated Class C †	42,281	1,437,977
Gannett Company Incorporated	34,914	1,136,451
Interpublic Group of Companies Incorporated	65,202	1,322,949
News Corporation Class A †	77,049	1,195,800
Omnicom Group Incorporated	38,861	3,002,789
Scripps Networks Interactive Incorporated	16,044	1,254,159
The Walt Disney Company	244,348	22,604,633
Time Warner Cable Incorporated	43,109	6,435,312
Time Warner Incorporated	132,266	11,258,482
Twenty-First Century Fox Incorporated	291,421	10,724,293
Viacom Incorporated Class B	58,909	4,455,288

		100,082,057

Multiline Retail: 0.72%
Dollar General Corporation †	46,944	3,133,043
Dollar Tree Incorporated †	31,816	2,174,942
Family Dollar Stores Incorporated	14,810	1,170,731
Kohl’s Corporation	31,668	1,888,046
Macy’s Incorporated	54,638	3,546,553
Nordstrom Incorporated	22,054	1,684,043
Target Corporation	98,053	7,255,922

		20,853,280

Specialty Retail: 2.25%
AutoNation Incorporated †	12,105	719,521
AutoZone Incorporated †	5,044	2,913,969
Bed Bath & Beyond Incorporated †	28,662	2,102,931
Best Buy Company Incorporated	44,899	1,769,470
CarMax Incorporated †	33,921	1,932,819
GameStop Corporation Class A «	17,433	659,142
Gap Incorporated	42,390	1,678,644
Home Depot Incorporated	208,251	20,700,149
L Brands Incorporated	37,997	3,073,957
Lowe’s Companies Incorporated	152,733	9,748,947
O’Reilly Automotive Incorporated †	16,056	2,934,073
PetSmart Incorporated	15,369	1,210,462
Ross Stores Incorporated	32,467	2,970,081
Staples Incorporated	99,675	1,401,431
Tiffany & Company	17,405	1,878,348
TJX Companies Incorporated	107,217	7,093,477

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
Tractor Supply Company	21,302	$1,638,763
Urban Outfitters Incorporated †	15,797	510,559

		64,936,743

Textiles, Apparel & Luxury Goods: 0.86%
Coach Incorporated	42,493	1,577,340
Fossil Group Incorporated †	7,204	804,831
Michael Kors Holdings Limited †	31,758	2,436,156
Nike Incorporated Class B	108,823	10,805,036
PVH Corporation	12,748	1,620,781
Ralph Lauren Corporation	9,389	1,736,026
Under Armour Incorporated Class A †	25,740	1,865,893
VF Corporation	53,362	4,011,222

		24,857,285

Consumer Staples: 9.76%

Beverages: 2.21%
Brown-Forman Corporation Class B	24,445	2,372,387
Coca-Cola Enterprises Incorporated	34,952	1,535,791
Constellation Brands Incorporated Class A †	25,927	2,499,363
Dr Pepper Snapple Group Incorporated	30,191	2,234,134
Molson Coors Brewing Company	24,630	1,905,131
Monster Beverage Corporation †	22,245	2,494,777
PepsiCo Incorporated	233,141	23,337,414
The Coca-Cola Company	610,759	27,380,326

		63,759,323

Food & Staples Retailing: 2.39%
Costco Wholesale Corporation	67,816	9,638,010
CVS Health Corporation	179,194	16,371,164
Safeway Incorporated	35,649	1,242,011
Sysco Corporation	90,789	3,655,165
The Kroger Company	75,649	4,526,836
Wal-Mart Stores Incorporated	244,319	21,387,685
Walgreen Company	136,165	9,342,281
Whole Foods Market Incorporated	55,894	2,740,483

		68,903,635

Food Products: 1.62%
Archer Daniels Midland Company	99,880	5,261,678
Campbell Soup Company	27,685	1,253,577
ConAgra Foods Incorporated	65,372	2,387,385
General Mills Incorporated	94,772	4,999,223
Hormel Foods Corporation	20,790	1,103,533
JM Smucker Company	15,754	1,615,888
Kellogg Company	39,562	2,620,983
Keurig Green Mountain Incorporated	18,848	2,679,055
Kraft Foods Group Incorporated	91,903	5,529,804
McCormick & Company Incorporated	20,085	1,492,918

4	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Food Products (continued)
Mead Johnson Nutrition Company	31,281	$3,248,219
Mondelez International Incorporated Class A	260,853	10,225,438
The Hersey Company	23,087	2,315,164
Tyson Foods Incorporated Class A	45,319	1,918,806

		46,651,671

Household Products: 1.94%
Clorox Company	19,936	2,025,896
Colgate-Palmolive Company	132,835	9,243,988
Kimberly-Clark Corporation	57,856	6,745,431
The Procter & Gamble Company	418,947	37,885,377

		55,900,692

Personal Products: 0.11%
Avon Products Incorporated	67,248	657,685
Estee Lauder Companies Incorporated Class A	34,809	2,580,739

		3,238,424

Tobacco: 1.49%
Altria Group Incorporated	306,893	15,424,442
Lorillard Incorporated	55,704	3,517,151
Philip Morris International	241,704	21,011,329
Reynolds American Incorporated	47,678	3,142,457

		43,095,379

Energy: 8.28%

Energy Equipment & Services: 1.37%
Baker Hughes Incorporated	67,313	3,836,841
Cameron International Corporation †	31,394	1,609,884
Diamond Offshore Drilling Incorporated «	10,398	305,389
Ensco plc Class A ADR	36,162	1,222,276
FMC Technologies Incorporated †	36,339	1,735,914
Halliburton Company	131,600	5,553,520
Helmerich & Payne Incorporated	16,746	1,164,684
Nabors Industries Limited	44,773	587,422
National Oilwell Varco Incorporated	66,570	4,462,853
Noble Corporation plc	39,341	707,745
Schlumberger Limited	200,594	17,241,054
Transocean Limited «	52,677	1,106,744

		39,534,326

Oil, Gas & Consumable Fuels: 6.91%
Anadarko Petroleum Corporation	78,286	6,196,337
Apache Corporation	59,179	3,792,782
Cabot Oil & Gas Corporation	64,567	2,133,294
Chesapeake Energy Corporation	80,351	1,627,911
Chevron Corporation	293,816	31,987,748
Cimarex Energy Company	13,465	1,413,152

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Company	190,248	$12,569,685
CONSOL Energy Incorporated	35,613	1,393,537
Denbury Resources Incorporated	54,509	450,244
Devon Energy Corporation	59,501	3,508,774
EOG Resources Incorporated	84,706	7,345,704
EQT Corporation	23,441	2,132,662
Exxon Mobil Corporation	659,864	59,744,087
Hess Corporation	40,471	2,951,550
Kinder Morgan Incorporated «	262,901	10,870,956
Marathon Oil Corporation	104,361	3,018,120
Marathon Petroleum Corporation	43,838	3,949,365
Murphy Oil Corporation	25,827	1,250,543
Newfield Exploration Company †	21,144	575,751
Noble Energy Incorporated	55,740	2,741,293
Occidental Petroleum Corporation	120,630	9,622,655
ONEOK Incorporated	32,184	1,743,085
Phillips 66	86,475	6,314,405
Pioneer Natural Resources Company	22,141	3,171,255
QEP Resources Incorporated	25,636	524,000
Range Resources Corporation	26,102	1,713,596
Southwestern Energy Company †	54,642	1,758,380
Spectra Energy Corporation	103,806	3,932,171
Tesoro Corporation	19,842	1,520,294
The Williams Companies Incorporated	104,067	5,385,467
Valero Energy Corporation	81,690	3,970,951

		199,309,754

Financials: 16.09%

Banks: 5.82%
Bank of America Corporation	1,627,090	27,725,614
Branch Banking & Trust Corporation	111,339	4,185,233
Citigroup Incorporated	469,098	25,317,219
Comerica Incorporated	27,979	1,304,101
Fifth Third Bancorp	129,079	2,597,069
Huntington Bancshares Incorporated	126,412	1,278,025
JPMorgan Chase & Company	581,972	35,011,436
KeyCorp	135,668	1,831,518
M&T Bank Corporation «	20,419	2,573,202
PNC Financial Services Group Incorporated	83,640	7,315,991
Regions Financial Corporation	213,292	2,147,850
SunTrust Banks Incorporated	82,150	3,227,674
US Bancorp	278,807	12,323,269
Wells Fargo & Company (l)	735,042	40,045,088
Zions Bancorporation	31,376	880,411

		167,763,700

Capital Markets: 2.21%
Affiliated Managers Group Incorporated †	8,596	1,750,060
Ameriprise Financial Incorporated	28,965	3,816,718

6	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corporation	175,089	$7,008,813
BlackRock Incorporated	19,519	7,008,883
Charles Schwab Corporation	177,465	5,025,809
E*TRADE Financial Corporation †	44,673	1,018,991
Franklin Resources Incorporated	60,952	3,465,731
Goldman Sachs Group Incorporated	63,398	11,944,817
Invesco Limited	66,947	2,701,981
Legg Mason Incorporated	15,769	894,891
Morgan Stanley	236,952	8,335,971
Northern Trust Corporation	34,264	2,320,701
State Street Corporation	65,530	5,028,117
T. Rowe Price Group Incorporated	40,702	3,397,396

		63,718,879

Consumer Finance: 0.91%
American Express Company	139,262	12,870,594
Capital One Financial Corporation	86,851	7,226,003
Discover Financial Services	71,469	4,684,793
Navient Corporation	64,898	1,360,262

		26,141,652

Diversified Financial Services: 2.04%
Berkshire Hathaway Incorporated Class B †	282,071	41,941,137
CME Group Incorporated	48,872	4,136,526
IntercontinentalExchange Group Incorporated	17,553	3,966,802
Leucadia National Corporation	49,039	1,134,272
McGraw Hill Financial Incorporated	41,916	3,917,469
Moody’s Corporation	28,757	2,904,745
The NASDAQ OMX Group Incorporated	18,276	820,775

		58,821,726

Insurance: 2.73%
ACE Limited	51,942	5,939,048
AFLAC Incorporated	70,099	4,187,013
Allstate Corporation	67,059	4,570,071
American International Group Incorporated	220,778	12,098,634
Aon plc	44,941	4,156,593
Assurant Incorporated	11,044	746,464
Chubb Corporation	37,209	3,834,387
Cincinnati Financial Corporation	22,789	1,161,100
Genworth Financial Incorporated †	76,838	698,457
Lincoln National Corporation	40,395	2,287,569
Loews Corporation	47,174	1,964,325
Marsh & McLennan Companies Incorporated	84,221	4,766,066
MetLife Incorporated	174,025	9,677,530
Principal Financial Group Incorporated	42,292	2,252,895
Prudential Financial Incorporated	71,174	6,048,367
The Hartford Financial Services Group Incorporated	69,286	2,861,512
The Progressive Corporation	83,280	2,268,547
The Travelers Companies Incorporated	52,459	5,479,343

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
Torchmark Corporation	20,206	$1,086,073
Unum Group	39,424	1,309,665
XL Group plc	41,080	1,459,162

		78,852,821

Real Estate Management & Development: 0.05%
CBRE Group Incorporated †	43,166	1,456,421

REITs: 2.28%
American Tower Corporation	61,294	6,436,483
Apartment Investment & Management Company Class A	22,606	842,074
AvalonBay Communities Incorporated	20,298	3,263,715
Boston Properties Incorporated	23,688	3,070,912
Crown Castle International Corporation	51,657	4,292,180
Equity Residential Company Limited	55,971	3,964,986
Essex Property Trust Incorporated	9,823	1,988,273
General Growth Properties Incorporated	97,094	2,598,235
HCP Incorporated	70,992	3,180,442
Health Care REIT Incorporated	50,139	3,693,239
Host Hotels & Resorts Incorporated	117,119	2,721,846
Kimco Realty Corporation	63,596	1,618,518
Plum Creek Timber Company	27,406	1,142,282
Prologis Incorporated	77,362	3,270,865
Public Storage Incorporated	22,438	4,210,042
Simon Property Group Incorporated	48,084	8,693,587
The Macerich Company	21,769	1,721,493
Ventas Incorporated	45,542	3,258,530
Vornado Realty Trust	27,004	3,012,566
Weyerhaeuser Company	81,743	2,886,345

		65,866,613

Thrifts & Mortgage Finance: 0.05%
Hudson City Bancorp Incorporated	74,451	728,875
People’s United Financial Incorporated	48,013	709,632

		1,438,507

Health Care: 14.15%

Biotechnology: 2.89%
Alexion Pharmaceuticals Incorporated †	30,607	5,965,304
Amgen Incorporated	117,532	19,429,215
Biogen Idec Incorporated †	36,538	11,242,377
Celgene Corporation †	123,706	14,064,135
Gilead Sciences Incorporated †	233,896	23,464,447
Regeneron Pharmaceuticals Incorporated †	11,415	4,749,896
Vertex Pharmaceuticals Incorporated †	36,838	4,342,463

		83,257,837

8	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 2.19%
Abbott Laboratories	232,663	$10,355,830
Baxter International Incorporated	83,812	6,118,276
Becton Dickinson & Company	29,682	4,165,275
Boston Scientific Corporation †	205,123	2,639,933
C.R. Bard Incorporated	11,548	1,932,558
CareFusion Corporation †	31,389	1,857,287
Covidien plc	69,899	7,059,799
DENTSPLY International Incorporated	21,937	1,206,096
Edwards Lifesciences Corporation †	16,406	2,127,530
Intuitive Surgical Incorporated †	5,563	2,880,355
Medtronic Incorporated	151,558	11,195,589
St. Jude Medical Incorporated	44,050	2,993,638
Stryker Corporation	46,276	4,299,503
Varian Medical Systems Incorporated †	15,968	1,413,328
Zimmer Holdings Incorporated	26,136	2,934,811

		63,179,808

Health Care Providers & Services: 2.24%
Aetna Incorporated	54,866	4,786,510
AmerisourceBergen Corporation	32,982	3,003,011
Anthem Incorporated	42,433	5,427,605
Cardinal Health Incorporated	52,090	4,281,277
CIGNA Corporation	40,820	4,199,970
DaVita HealthCare Partners Incorporated †	26,583	2,034,397
Express Scripts Holding Company †	115,341	9,590,604
Humana Incorporated	23,867	3,292,930
Laboratory Corporation of America Holdings †	13,136	1,374,551
McKesson Corporation	35,835	7,552,585
Patterson Companies Incorporated	13,389	645,082
Quest Diagnostics Incorporated	22,345	1,459,352
Tenet Healthcare Corporation †	15,150	727,958
UnitedHealth Group Incorporated	150,337	14,827,738
Universal Health Services Incorporated Class B	14,115	1,476,711

		64,680,281

Health Care Technology: 0.11%
Cerner Corporation †	46,966	3,024,610

Life Sciences Tools & Services: 0.43%
Agilent Technologies Incorporated	51,604	2,205,555
PerkinElmer Incorporated	17,472	794,452
Thermo Fisher Scientific Incorporated	61,727	7,980,684
Waters Corporation †	12,992	1,505,773

		12,486,464

Pharmaceuticals: 6.29%
Abbvie Incorporated	246,279	17,042,507
Actavis plc †	40,888	11,064,702
Allergan Incorporated	45,982	9,835,090

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	256,523	$15,147,683
Eli Lilly & Company	152,133	10,363,300
Hospira Incorporated †	26,107	1,557,021
Johnson & Johnson	436,375	47,237,594
Mallinckrodt plc †	17,526	1,616,248
Merck & Company Incorporated	446,331	26,958,392
Mylan Laboratories Incorporated †	57,875	3,392,054
Perrigo Company plc	20,705	3,316,734
Pfizer Incorporated	981,104	30,561,390
Zoetis Incorporated	77,548	3,484,232

		181,576,947

Industrials: 10.32%

Aerospace & Defense: 2.63%
Boeing Company	103,694	13,932,326
General Dynamics Corporation	49,141	7,143,136
Honeywell International Incorporated	121,081	11,995,495
L-3 Communications Holdings Incorporated	13,342	1,662,413
Lockheed Martin Corporation	41,742	7,996,098
Northrop Grumman Corporation	32,174	4,534,282
Precision Castparts Corporation	22,199	5,281,142
Raytheon Company	48,077	5,129,816
Rockwell Collins Incorporated	20,903	1,787,834
Textron Incorporated	43,200	1,871,424
United Technologies Corporation	131,638	14,490,711

		75,824,677

Air Freight & Logistics: 0.78%
C.H. Robinson Worldwide Incorporated	22,769	1,678,986
Expeditors International of Washington Incorporated	30,189	1,413,449
FedEx Corporation	41,071	7,318,031
United Parcel Service Incorporated Class B	108,835	11,963,143

		22,373,609

Airlines: 0.37%
Delta Air Lines Incorporated	130,436	6,087,448
Southwest Airlines Company	106,010	4,433,338

		10,520,786

Building Products: 0.07%
Allegion plc	14,866	800,534
Masco Corporation	55,153	1,334,703

		2,135,237

Commercial Services & Supplies: 0.46%
Cintas Corporation	14,949	1,093,519
Iron Mountain Incorporated	28,769	1,093,510
Pitney Bowes Incorporated	31,381	772,600
Republic Services Incorporated	39,076	1,547,800
Stericycle Incorporated †	13,122	1,691,688

10	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
The ADT Corporation «	26,924	$940,725
Tyco International plc	64,748	2,777,689
Waste Management Incorporated	67,113	3,270,416

		13,187,947

Construction & Engineering: 0.12%
Fluor Corporation	24,372	1,510,820
Jacobs Engineering Group Incorporated †	20,588	956,313
Quanta Services Incorporated †	33,544	1,023,092

		3,490,225

Electrical Equipment: 0.56%
AMETEK Incorporated	38,029	1,937,958
Eaton Corporation plc	73,635	4,994,662
Emerson Electric Company	107,986	6,884,108
Rockwell Automation Incorporated	21,333	2,462,042

		16,278,770

Industrial Conglomerates: 2.34%
3M Company	100,258	16,050,303
Danaher Corporation	94,321	7,881,463
General Electric Company	1,552,517	41,126,175
Roper Industries Incorporated	15,478	2,442,738

		67,500,679

Machinery: 1.56%
Caterpillar Incorporated	97,145	9,772,787
Cummins Incorporated	26,464	3,853,688
Deere & Company	55,457	4,803,685
Dover Corporation	25,770	1,984,032
Flowserve Corporation	21,167	1,246,101
Illinois Tool Works Incorporated	56,443	5,358,134
Ingersoll-Rand plc	41,391	2,610,116
Joy Global Incorporated	15,190	744,918
Paccar Incorporated	54,892	3,678,862
Pall Corporation	16,525	1,588,218
Parker Hannifin Corporation	23,023	2,970,658
Pentair plc	29,794	1,927,970
Snap-on Incorporated	8,992	1,216,887
Stanley Black & Decker Incorporated	24,180	2,283,559
Xylem Incorporated	28,266	1,083,718

		45,123,333

Professional Services: 0.19%
Dun & Bradstreet Corporation	5,627	714,348
Equifax Incorporated	18,842	1,498,881
Nielsen Holdings NV «	47,074	1,966,281
Robert Half International Incorporated	21,273	1,208,094

		5,387,604

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	11

Security name	Shares	Value

Road & Rail: 1.04%
CSX Corporation	154,661	$5,643,580
Kansas City Southern	17,072	2,030,544
Norfolk Southern Corporation	47,890	5,346,440
Ryder System Incorporated	8,211	784,315
Union Pacific Corporation	138,856	16,214,215

		30,019,094

Trading Companies & Distributors: 0.20%
Fastenal Company	42,245	1,909,474
United Rentals Incorporated †	14,840	1,681,520
W.W. Grainger Incorporated	9,419	2,314,060

		5,905,054

Information Technology: 19.71%

Communications Equipment: 1.63%
Cisco Systems Incorporated	788,985	21,807,545
F5 Networks Incorporated †	11,463	1,480,905
Harris Corporation	16,211	1,161,842
Juniper Networks Incorporated	62,132	1,376,845
Motorola Solutions Incorporated	34,160	2,244,995
QUALCOMM Incorporated	259,326	18,904,865

		46,976,997

Electronic Equipment, Instruments & Components: 0.40%
Amphenol Corporation Class A	48,530	2,602,664
Corning Incorporated	199,757	4,198,892
FLIR Systems Incorporated	21,929	695,807
TE Connectivity Limited	63,324	4,065,401

		11,562,764

Internet Software & Services: 3.22%
Akamai Technologies Incorporated †	27,567	1,781,104
eBay Incorporated †	174,765	9,591,103
Facebook Incorporated Class A †	322,352	25,046,750
Google Incorporated Class A †	43,957	24,135,910
Google Incorporated Class C †	43,954	23,815,596
VeriSign Incorporated †«	17,410	1,046,341
Yahoo! Incorporated †	143,120	7,405,029

		92,821,833

IT Services: 3.25%
Accenture plc	97,670	8,431,851
Alliance Data Systems Corporation †	9,193	2,628,003
Automatic Data Processing Incorporated	74,410	6,372,472
Cognizant Technology Solutions Corporation Class A †	94,062	5,078,407
Computer Sciences Corporation	22,445	1,422,564
Fidelity National Information Services Incorporated	44,162	2,702,273
Fiserv Incorporated †	38,561	2,756,726
International Business Machines Corporation	143,550	23,279,504
MasterCard Incorporated	152,294	13,293,743

12	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

IT Services (continued)
Paychex Incorporated	50,563	$2,397,192
Teradata Corporation †	23,983	1,082,593
Total System Services Incorporated	25,570	843,554
Visa Incorporated Class A	76,169	19,666,074
Western Union Company	81,970	1,523,003
Xerox Corporation	167,719	2,341,357

		93,819,316

Semiconductors & Semiconductor Equipment: 2.45%
Altera Corporation	47,807	1,798,499
Analog Devices Incorporated	48,617	2,656,433
Applied Materials Incorporated	188,519	4,533,882
Avago Technologies Limited	38,947	3,637,650
Broadcom Corporation Class A	83,214	3,589,020
First Solar Incorporated †	11,627	567,398
Intel Corporation	766,054	28,535,512
KLA-Tencor Corporation	25,587	1,776,761
Lam Research Corporation	25,077	2,072,363
Linear Technology Corporation	36,904	1,698,691
Microchip Technology Incorporated	31,007	1,399,966
Micron Technology Incorporated †	165,685	5,956,376
NVIDIA Corporation	79,657	1,670,407
Texas Instruments Incorporated	165,180	8,989,096
Xilinx Incorporated	41,541	1,887,623

		70,769,677

Software: 3.79%
Adobe Systems Incorporated †	73,110	5,386,745
Autodesk Incorporated †	35,160	2,179,920
CA Incorporated	49,581	1,544,448
Citrix Systems Incorporated †	25,448	1,687,457
Electronic Arts Incorporated †	48,370	2,124,894
Intuit Incorporated	43,925	4,123,240
Microsoft Corporation	1,274,928	60,954,308
Oracle Corporation	503,183	21,339,991
Red Hat Incorporated †	29,258	1,818,385
Salesforce.com Incorporated †	89,072	5,332,741
Symantec Corporation	106,834	2,787,299

		109,279,428

Technology Hardware, Storage & Peripherals: 4.97%
Apple Incorporated	926,486	110,186,980
EMC Corporation	313,888	9,526,501
Hewlett-Packard Company	288,763	11,279,083
NetApp Incorporated	49,398	2,101,885
SanDisk Corporation	34,694	3,589,441
Seagate Technology plc	50,567	3,342,984
Western Digital Corporation	34,035	3,514,794

		143,541,668

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	13

Security name	Shares	Value

Materials: 3.17%

Chemicals: 2.34%
Air Products & Chemicals Incorporated	29,663	$4,266,429
Airgas Incorporated	10,379	1,200,124
CF Industries Holdings Incorporated	7,685	2,060,733
Dow Chemical Company	173,673	8,452,665
E.I. du Pont de Nemours & Company	141,613	10,111,168
Eastman Chemical Company	23,075	1,913,379
Ecolab Incorporated	41,725	4,545,939
FMC Corporation	20,604	1,120,858
International Flavors & Fragrances Incorporated	12,558	1,270,493
LyondellBasell Industries NV Class A	65,795	5,188,594
Monsanto Company	74,899	8,981,139
Mosaic Company	49,274	2,255,271
PPG Industries Incorporated	21,327	4,666,774
Praxair Incorporated	45,185	5,800,850
Sigma-Aldrich Corporation	18,409	2,514,669
The Sherwin-Williams Company	12,861	3,149,144

		67,498,229

Construction Materials: 0.09%
Martin Marietta Materials Incorporated	9,526	1,143,501
Vulcan Materials Company	20,255	1,338,856

		2,482,357

Containers & Packaging: 0.20%
Avery Dennison Corporation	14,503	718,044
Ball Corporation	21,420	1,436,639
Bemis Company Incorporated	15,454	617,233
MeadWestvaco Corporation	26,069	1,167,891
Owens-Illinois Incorporated †	25,506	653,974
Sealed Air Corporation	32,806	1,296,821

		5,890,602

Metals & Mining: 0.42%
Alcoa Incorporated	182,009	3,146,936
Allegheny Technologies Incorporated	16,822	566,733
Freeport-McMoRan Copper & Gold Incorporated Class B	160,769	4,316,648
Newmont Mining Corporation	77,172	1,419,965
Nucor Corporation	49,334	2,645,782

		12,096,064

Paper & Forest Products: 0.12%
International Paper Company	66,072	3,555,995

Telecommunication Services: 2.38%

Diversified Telecommunication Services: 2.38%
AT&T Incorporated	802,415	28,389,443
CenturyTel Incorporated	88,220	3,596,729

14	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	155,053	$1,093,124
Level 3 Communications Incorporated †	43,014	2,150,700
Verizon Communications Incorporated	641,380	32,447,414
Windstream Holdings Incorporated «	93,250	942,758

		68,620,168

Utilities: 3.06%

Electric Utilities: 1.75%
American Electric Power Company Incorporated	75,611	4,351,413
Duke Energy Corporation	109,434	8,853,211
Edison International	50,412	3,204,187
Entergy Corporation	27,790	2,331,581
Exelon Corporation	132,941	4,808,476
FirstEnergy Corporation	65,039	2,398,638
Nextera Energy Incoporated	67,516	7,047,995
Northeast Utilities	48,891	2,475,840
Pepco Holdings Incorporated	38,840	1,068,100
Pinnacle West Capital Corporation	17,083	1,080,158
PPL Corporation	102,798	3,652,413
The Southern Company	138,589	6,573,276
Xcel Energy Incorporated	78,194	2,653,904

		50,499,192

Gas Utilities: 0.03%
AGL Resources Incorporated	18,487	967,055

Independent Power & Renewable Electricity Producers: 0.11%
AES Corporation	102,957	1,428,014
NRG Energy Incorporated	52,253	1,633,429

		3,061,443

Multi-Utilities: 1.17%
Ameren Corporation	37,542	1,618,436
CenterPoint Energy Incorporated	66,501	1,592,034
CMS Energy Corporation	42,545	1,408,240
Consolidated Edison Incorporated	45,317	2,861,769
Dominion Resources Incorporated	90,155	6,540,745
DTE Energy Company	27,386	2,230,864
Integrys Energy Group Incorporated	12,372	901,176
NiSource Incorporated	48,788	2,041,290
PG&E Corporation	72,940	3,683,470
Public Service Enterprise Group Incorporated	78,281	3,270,580
SCANA Corporation	21,979	1,253,462
Sempra Energy	35,764	3,995,912
TECO Energy Incorporated	36,097	715,804
Wisconsin Energy Corporation	34,894	1,723,756

		33,837,538

Total Common Stocks (Cost $1,423,799,062)		2,848,169,018

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Index Portfolio	15

Security name	Yield		Shares	Value

Short-Term Investments: 1.86%

Investment Companies: 1.77%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%		15,878,700	$15,878,700
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		35,068,768	35,068,768

				50,947,468

		Maturity date	Principal

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	1-8-2015	$1,900,000	1,899,975
U.S. Treasury Bill (z)#	0.02	12-18-2014	180,000	179,998
U.S. Treasury Bill (z)#	0.02	3-5-2015	360,000	359,981
U.S. Treasury Bill (z)#	0.06	4-23-2015	225,000	224,946

				2,664,900

Total Short-Term Investments (Cost $53,612,375)				53,612,368

Total investments in securities (Cost $1,477,411,437) *	100.58%	2,901,781,386
Other assets and liabilities, net	(0.58)	(16,627,350)

Total net assets	100.00%	$2,885,154,036

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,556,651,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,443,250,527
Gross unrealized losses	(98,120,464)

Net unrealized gains	$1,345,130,063

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.23%
FHLMC	2.50%	3-1-2028	$3,768,954	$3,862,587
FHLMC ±	2.58	12-1-2042	2,729,484	2,772,258
FHLMC ±	2.68	11-1-2042	2,568,154	2,656,019
FHLMC ±	2.71	7-1-2042	103,636	107,498
FHLMC ±	2.75	10-1-2044	2,524,529	2,615,582
FHLMC (a)	2.76	12-24-2044	3,971,000	4,132,005
FHLMC ±	2.76	11-1-2044	6,228,476	6,481,011
FHLMC ±	2.77	8-1-2044	2,259,727	2,341,324
FHLMC (a)	2.80	12-15-2044	4,309,000	4,464,199
FHLMC ±	2.81	9-1-2044	2,786,442	2,886,664
FHLMC ±	2.84	11-1-2044	2,430,845	2,515,833
FHLMC ±	2.84	11-1-2044	4,718,726	4,885,263
FHLMC ±	2.85	9-1-2044	3,889,032	4,027,081
FHLMC ±	2.85	10-1-2044	4,664,241	4,829,767
FHLMC (a)	2.85	1-15-2045	5,293,000	5,450,823
FHLMC ±	2.86	9-1-2044	563,239	583,526
FHLMC ±	2.87	11-1-2044	2,665,280	2,758,372
FHLMC (a)	2.88	12-15-2044	3,426,000	3,549,395
FHLMC ±	2.90	11-1-2044	4,782,854	4,951,711
FHLMC ±	2.91	11-1-2044	2,243,162	2,322,543
FHLMC ±	2.94	1-1-2044	2,327,760	2,387,641
FHLMC ±	2.95	11-1-2043	4,594,908	4,717,784
FHLMC ±	2.97	10-1-2043	1,955,017	2,008,085
FHLMC	3.00	9-1-2032	821,903	849,805
FHLMC ±	3.01	11-1-2043	2,989,989	3,076,177
FHLMC ±	3.22	6-1-2044	3,246,901	3,396,002
FHLMC ±	3.24	6-1-2044	6,096,168	6,396,970
FHLMC ±	3.42	4-1-2044	970,225	1,016,158
FHLMC	3.50	6-1-2042	3,470,149	3,614,293
FHLMC	3.50	11-1-2042	2,670,863	2,781,799
FHLMC	3.50	11-1-2042	1,631,393	1,699,156
FHLMC	3.50	11-1-2042	1,881,218	1,959,269
FHLMC	3.50	3-1-2043	2,841,052	2,958,969
FHLMC	3.50	3-1-2043	2,510,131	2,614,325
FHLMC	3.50	3-1-2043	2,739,027	2,852,705
FHLMC	3.50	4-1-2043	770,051	802,016
FHLMC	3.50	4-1-2043	1,415,153	1,473,895
FHLMC	3.50	4-1-2043	904,629	942,178
FHLMC	3.50	4-1-2043	2,839,630	2,957,491
FHLMC	3.50	5-1-2043	3,347,634	3,486,585
FHLMC	3.50	8-1-2043	1,341,689	1,397,378
FHLMC	3.50	9-1-2043	5,321,233	5,541,408
FHLMC	4.00	10-1-2029	2,303,402	2,486,563
FHLMC	4.00	9-1-2032	436,922	471,516
FHLMC	4.00	11-1-2032	4,903,354	5,307,892
FHLMC	4.00	6-1-2033	538,448	580,900
FHLMC	4.00	8-1-2033	526,963	568,516
FHLMC	4.00	11-1-2033	922,142	1,000,252
FHLMC	4.00	2-1-2034	893,355	967,137
FHLMC	4.00	5-15-2039	7,272,421	7,845,190

2	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	11-15-2039	$9,514,843	$10,261,882
FHLMC	4.50	6-1-2042	7,208,042	7,948,294
FHLMC	5.00	8-1-2039	15,552,178	17,550,342
FHLMC	5.50	7-1-2038	3,268,805	3,729,438
FHLMC	6.00	8-1-2017	25,723	27,006
FHLMC	6.00	10-1-2017	58,577	61,255
FHLMC	6.00	2-1-2023	50,419	57,021
FHLMC	6.50	4-1-2021	11,649	12,242
FHLMC Series 14-HQ1 Class M1 ±	1.81	8-25-2024	4,671,345	4,668,439
FHLMC Series 1590 Class IA ±	1.20	10-15-2023	48,699	50,085
FHLMC Series 1897 Class K	7.00	9-15-2026	1,602	1,809
FHLMC Series 1935 Class FL ±	0.85	2-15-2027	3,850	3,926
FHLMC Series 2423 Class MC	7.00	3-15-2032	24,549	28,319
FHLMC Series 2980 Class QA	6.00	5-15-2035	224,683	250,896
FHLMC Series 336 Class 300	3.00	8-15-2044	7,705,633	7,809,177
FHLMC Series 3529 Class AG	6.50	4-15-2039	2,239,301	2,504,856
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,419,540	2,553,605
FHLMC Series 3876 Class NB	5.00	8-15-2038	3,220,165	3,479,871
FHLMC Series T-48 Class 1A3 ±	5.67	7-25-2033	85,150	97,027
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,267,734	1,474,307
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	880,556	1,058,026
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,236,554	1,488,994
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,273,160	1,532,395
FNMA ¤	0.00	10-9-2019	8,100,000	7,326,361
FNMA ±	1.91	6-1-2017	1,065	1,068
FNMA	2.50	11-1-2027	7,630,859	7,809,732
FNMA	2.50	11-1-2027	14,796,323	15,143,122
FNMA	2.50	12-1-2027	3,118,969	3,192,092
FNMA	2.50	8-1-2029	1,591,899	1,629,145
FNMA ±	2.56	5-1-2043	1,726,074	1,743,367
FNMA	2.63	9-6-2024	3,242,000	3,268,494
FNMA ±	2.73	7-1-2044	1,933,781	2,004,694
FNMA ±	2.76	11-1-2044	3,425,426	3,552,265
FNMA ±	2.78	10-1-2044	6,948,735	7,179,314
FNMA ±	2.79	11-1-2044	2,822,040	2,928,240
FNMA ±	2.82	11-1-2044	10,766,329	11,168,639
FNMA ±	2.82	8-1-2044	9,148	9,491
FNMA ±	2.84	10-1-2044	4,033,142	4,182,116
FNMA ±	2.91	10-1-2044	32,193	33,435
FNMA ±	2.95	4-1-2042	2,316,858	2,404,872
FNMA ±	2.97	11-1-2044	4,658,779	4,836,955
FNMA ±	2.98	1-1-2044	1,101,120	1,133,956
FNMA %%	3.00	12-16-2029	6,400,000	6,664,500
FNMA %%	3.00	1-20-2030	3,500,000	3,636,445
FNMA	3.00	6-1-2032	1,010,326	1,045,206
FNMA	3.00	12-1-2037	447,530	452,324
FNMA	3.00	2-1-2038	279,484	282,477
FNMA	3.00	2-1-2038	246,266	248,903
FNMA	3.00	4-1-2038	300,193	303,407
FNMA	3.00	10-25-2042	17,211,045	17,442,327

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA %%	3.00%	12-11-2044	$3,700,000	$3,739,890
FNMA ±	3.12	9-1-2044	3,767,692	3,917,778
FNMA ±	3.15	7-1-2044	446,962	465,327
FNMA ±	3.19	7-1-2044	2,475,242	2,588,477
FNMA ±	3.23	4-1-2044	14,871,672	15,580,571
FNMA	3.50	9-1-2034	46,178	48,681
FNMA	3.50	7-1-2042	1,172,031	1,219,537
FNMA	3.50	8-1-2042	3,623,589	3,770,457
FNMA	3.50	9-1-2042	2,173,974	2,262,085
FNMA	3.50	4-1-2043	1,295,440	1,347,907
FNMA	3.50	7-1-2043	2,034,579	2,116,986
FNMA	3.50	6-1-2044	3,449,607	3,588,892
FNMA %%	3.50	1-14-2045	20,700,000	21,510,210
FNMA	4.00	3-1-2025	489,149	528,240
FNMA	4.00	5-1-2025	575,992	622,048
FNMA	4.00	6-1-2025	3,104,957	3,345,541
FNMA	4.00	6-1-2026	1,687,181	1,822,388
FNMA	4.00	12-1-2028	1,769,779	1,911,837
FNMA	4.00	1-1-2029	3,526,897	3,809,981
FNMA	4.00	1-1-2029	1,165,558	1,259,122
FNMA	4.00	2-1-2029	2,770,442	2,992,822
FNMA	4.00	2-1-2029	3,026,585	3,269,587
FNMA	4.00	2-1-2029	2,242,394	2,422,428
FNMA	4.00	3-1-2029	2,936,632	3,172,423
FNMA	4.00	3-1-2029	1,877,152	2,027,878
FNMA	4.00	3-1-2029	2,966,051	3,171,315
FNMA	4.00	4-1-2029	2,873,946	3,072,843
FNMA	4.00	7-1-2029	2,115,838	2,285,668
FNMA	4.00	11-1-2029	4,867,571	5,207,332
FNMA	4.00	10-1-2031	1,859,724	1,990,090
FNMA	4.00	10-1-2031	1,627,949	1,756,486
FNMA	4.00	2-1-2032	5,194,291	5,595,492
FNMA	4.00	3-1-2032	18,152,985	19,574,150
FNMA	4.00	8-1-2033	6,528,814	7,040,152
FNMA	4.00	9-1-2033	1,220,888	1,323,252
FNMA	4.00	9-1-2033	1,293,856	1,399,155
FNMA	4.00	11-1-2033	824,181	896,947
FNMA	4.00	2-1-2034	1,209,057	1,310,482
FNMA	4.00	2-1-2034	2,255,300	2,444,518
FNMA	4.00	3-1-2034	1,213,975	1,318,435
FNMA	4.00	4-1-2034	4,916,784	5,329,307
FNMA	4.00	5-1-2034	1,008,159	1,092,751
FNMA	4.00	6-1-2034	1,557,585	1,688,267
FNMA	4.00	6-1-2034	1,224,870	1,330,277
FNMA	4.00	6-1-2034	1,825,856	1,982,992
FNMA	4.00	6-1-2034	1,832,510	1,986,276
FNMA	4.00	7-1-2034	1,405,066	1,522,956
FNMA	4.00	7-1-2034	1,316,170	1,429,434
FNMA	4.00	7-1-2034	1,197,004	1,300,022
FNMA	4.00	7-1-2034	1,374,399	1,489,724

4	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	8-1-2034	$1,252,899	$1,358,025
FNMA	4.00	8-1-2034	2,304,300	2,497,649
FNMA	4.00	8-1-2034	1,673,541	1,817,569
FNMA	4.00	8-1-2034	339,794	368,307
FNMA	4.00	8-1-2034	1,743,882	1,890,206
FNMA	4.00	9-1-2034	1,116,510	1,212,598
FNMA	4.00	9-1-2034	1,942,566	2,105,562
FNMA	4.00	9-1-2034	2,061,000	2,222,496
FNMA	4.00	9-1-2034	210,501	228,164
FNMA	4.00	11-1-2034	1,472,808	1,599,560
FNMA	4.00	11-1-2034	1,078,150	1,168,616
FNMA	4.00	6-25-2039	3,817,417	4,060,846
FNMA %%	4.00	12-11-2044	2,100,000	2,242,078
FNMA %%	4.00	1-14-2045	33,400,000	35,547,514
FNMA	4.50	10-1-2033	2,166,136	2,371,760
FNMA	4.50	5-1-2034	3,077,686	3,421,013
FNMA	4.50	5-1-2034	1,148,715	1,274,031
FNMA	4.50	11-1-2044	1,387,808	1,530,851
FNMA %%	4.50	12-11-2044	8,800,000	9,563,813
FNMA %%	4.50	1-14-2045	37,100,000	40,218,719
FNMA	5.00	3-1-2041	453,775	508,551
FNMA	5.00	7-1-2041	10,584,486	11,894,460
FNMA	5.00	8-1-2041	1,748,788	1,965,244
FNMA	5.37	4-1-2017	2,460,000	2,616,661
FNMA	5.40	5-1-2017	3,116,070	3,328,831
FNMA	5.50	9-1-2034	1,233,442	1,363,401
FNMA	5.50	4-1-2036	655,695	733,384
FNMA	5.50	7-1-2039	1,528,141	1,745,347
FNMA	5.50	4-1-2040	4,507,662	5,148,921
FNMA	5.50	4-25-2042	337,624	377,158
FNMA	6.00	5-1-2017	26,084	27,121
FNMA	6.00	11-1-2017	6,689	6,962
FNMA	6.00	4-1-2022	21,665	24,521
FNMA	6.00	2-1-2029	20,545	23,558
FNMA	6.00	3-1-2033	101,356	115,998
FNMA	6.00	11-1-2033	37,030	42,349
FNMA	6.00	8-1-2034	1,605,843	1,833,532
FNMA	6.00	4-1-2035	341,864	390,695
FNMA	6.00	12-1-2035	2,369,209	2,704,887
FNMA	6.00	7-1-2037	4,305,299	4,916,254
FNMA	6.00	7-1-2037	1,278,981	1,459,966
FNMA	6.06	9-1-2016	1,316,190	1,366,659
FNMA	6.50	6-1-2017	27,570	28,657
FNMA	6.50	7-1-2017	51,153	53,383
FNMA	6.50	10-1-2036	2,110,841	2,408,758
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	679,851	750,668
FNMA Series 1999-54 Class LH	6.50	11-25-2029	24,572	27,245
FNMA Series 2002-14 Class A2	7.00	1-25-2042	509,629	590,171
FNMA Series 2002-33 Class A2	7.50	6-25-2032	920,522	1,083,100
FNMA Series 2002-95 Class DB	6.00	1-25-2033	3,488,023	3,941,856

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2003-W17 Class 1A7	5.75%	8-25-2033	$2,114,000	$2,302,267
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	86,258
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,603,739	1,734,046
FNMA Series 2006-56 Class CA	6.00	7-25-2036	763,102	844,257
FNMA Series 2009-20 Class DT	4.50	4-25-2039	871,991	940,852
FNMA Series 2012-130 Class DC	3.00	12-25-2042	18,092,447	18,335,573
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,282,226	3,324,524
GNMA %%	3.50	12-18-2044	3,000,000	3,151,406
GNMA %%	3.00	1-21-2045	34,900,000	35,639,581
GNMA %%	3.50	1-21-2045	67,400,000	70,587,020
GNMA %%	4.00	12-18-2044	20,500,000	21,987,851
GNMA %%	4.00	1-21-2045	44,600,000	47,704,571
GNMA	7.00	11-15-2029	62,989	74,698
GNMA	7.75	9-20-2020	41,067	42,090
GNMA	7.75	3-20-2021	66,893	69,939
GNMA	7.75	7-20-2021	29,253	29,383
GNMA	8.05	7-15-2019	21,048	21,502
GNMA	8.05	8-15-2019	14,036	14,103
GNMA	8.05	9-15-2019	11,562	11,618
GNMA	8.05	10-15-2019	10,280	10,329
GNMA	8.05	11-15-2019	10,038	10,086
GNMA	8.05	2-15-2020	10,191	10,338
GNMA	8.05	10-15-2020	10,341	10,391
Tennessee Valley Authority	2.88	9-15-2024	8,920,000	9,051,151

Total Agency Securities (Cost $864,562,687)				873,674,600

Asset-Backed Securities: 15.30%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	1,192,679	1,193,399
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	1,283,838	1,284,902
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	1,356,971	1,359,356
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	100,001	100,033
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	1,375,641	1,376,194
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	928,411	929,113
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	17,815,000	17,875,446
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	1,538,000	1,552,239
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,810,000	5,820,621
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	3,698,000	3,700,219
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.65	10-15-2019	8,923,000	8,923,000
American Express Credit Account Master Trust Series 2012-2 Class A	0.68	3-15-2018	9,571,000	9,583,318
American Express Credit Account Master Trust Series 2012-5 Class A	0.59	5-15-2018	6,117,000	6,120,028
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	1,680,000	1,684,373
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	6,999,000	7,020,389
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	245,849	245,851
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	6,018,000	5,997,539
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	2,374,000	2,394,917
Bank of America Credit Card Trust Series 2007-A4 Class A4 ±	0.19	11-15-2019	5,572,000	5,537,052
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	5,187,000	5,186,149
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.44	1-15-2020	8,635,000	8,636,036
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,524,000	2,528,233
Bank of the West Auto Trust Series 2014-1 Class A4 144A	1.65	3-16-2020	2,447,000	2,455,268

6	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
California Republic Auto Receivables Asset Trust Series 2014-2 Class A4	1.57%	12-16-2019	$1,643,000	$1,647,637
California Republic Auto Receivables Asset Trust Series 2014-3 Class A4	1.79	3-16-2020	1,600,000	1,609,850
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,496,870
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,762,885
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,553,477
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,079,718
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,568,320
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,649,000	3,669,274
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	3,175,000	3,201,873
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.46	6-20-2016	6,046,000	6,047,862
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,563,964
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,583,000	1,596,112
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	6,066,000	6,091,611
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	787,000	792,158
Capital One Multii-Asset Execution Trust Series 2014-A5 Class A	1.48	7-15-2020	8,060,000	8,111,278
Chase Issuance Trust Series 2012-A4 Class A4	1.58	8-16-2021	4,103,000	4,034,554
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	4,357,000	4,357,335
Chase Issuance Trust Series 2013-A6 Class A6 ±	0.57	7-15-2020	7,938,000	7,955,726
Chase Issuance Trust Series 2013-A7 Class A ±	0.58	9-15-2020	6,045,000	6,061,442
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	13,959,000	13,986,778
Chase Issuance Trust Series 2014-A5 Class A5 ±	0.52	4-15-2021	1,995,000	1,998,804
Chrysler Capital Auto Receivables Asset Trust Series 2014-BA Class A3 144A	1.27	5-15-2019	1,735,000	1,739,870
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	14,099,000	14,126,846
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.36	5-9-2018	15,918,000	15,918,000
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	32,537,000	32,764,173
Discover Card Execution Note Trust Series 2013-A5 Class A5	1.04	4-15-2019	6,041,000	6,062,192
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.58	7-15-2021	4,601,000	4,610,837
Discover Card Execution Note Trust Series 2014-A5 Class A	1.39	4-15-2020	9,183,000	9,177,600
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	4,338,193	4,339,707
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,664,689
Ford Credit Auto Owner Trust Series 2014-2A 144A	2.31	4-15-2026	4,555,000	4,590,625
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,406,509
Honda Auto Receivables Owner Trust 2013-3 Class A3	0.77	5-15-2017	3,859,000	3,866,957
Honda Auto Receivables Owner Trust 2014-4 Class A4	1.46	10-15-2020	1,322,000	1,321,901
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	2,180,455	2,192,655
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.41	8-16-2021	7,492,000	7,455,551
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	355,781	356,389
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.46	3-27-2023	3,099,000	3,078,565
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.60	4-25-2023	5,248,000	5,249,475
Navient Student Loan Trust Series 2014-AA Class A2A 144A	2.74	2-15-2029	8,981,000	9,032,793
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.41	10-27-2036	4,830,625	4,783,396
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.34	10-25-2033	2,823,000	2,746,864
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.32	11-23-2022	1,578,783	1,576,261
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	5,953,979	5,943,530
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	365,773	365,602
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.96	4-25-2046	2,175,951	2,198,366
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	227,237	227,269
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	65,735	65,736
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.33	4-25-2025	657,461	654,658
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	2,751,251	2,791,095

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.38%	10-25-2029	$8,342,000	$8,041,046
SLM Student Loan Trust Series 2005-9 Class A ±	0.35	1-27-2025	4,745,545	4,737,202
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.33	1-25-2021	5,702,000	5,607,626
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.63	5-15-2028	1,903,822	1,904,124
SLM Student Loan Trust Series 2007-2 Class B ±	0.40	7-25-2025	2,080,000	1,876,166
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.53	1-25-2018	1,408,230	1,416,877
SLM Student Loan Trust Series 2010-1 Class A ±	0.56	3-25-2025	1,721,501	1,721,473
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.91	5-26-2026	2,631,000	2,643,597
SLM Student Loan Trust Series 2012-6 Class B ±	1.16	4-27-2043	3,834,000	3,577,306
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	6,260,000	6,465,009
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.90	10-16-2023	3,893,686	3,904,791
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	7,133,000	7,339,322
SLM Student Loan Trust Series 2013-1 Class B ±	1.96	11-25-2043	1,064,000	1,066,033
SLM Student Loan Trust Series 2013-2 Class B ±	1.66	6-25-2043	1,407,000	1,375,002
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.46	5-26-2020	3,507,000	3,500,880
SLM Student Loan Trust Series 2013-3 Class B ±	1.66	9-25-2043	1,836,000	1,793,700
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.56	10-26-2020	2,590,000	2,592,396
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.66	2-25-2021	1,429,000	1,428,794
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.80	7-15-2022	1,951,080	1,951,113
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,490,514
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.54	7-26-2021	4,290,000	4,288,619
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.75	3-26-2029	4,859,000	4,888,975
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.75	7-15-2022	1,657,780	1,656,644
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,591,115
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	9,637,000	9,632,422
Trade Maps Limited Series 2013-1A Class A 144A±	0.86	12-10-2018	6,989,000	6,996,793

Total Asset-Backed Securities (Cost $456,083,939)				457,486,853

Corporate Bonds and Notes: 18.91%

Consumer Discretionary: 1.47%

Auto Components: 0.06%
Johnson Controls Incorporated	4.63	7-2-2044	915,000	924,514
Johnson Controls Incorporated	4.95	7-2-2064	920,000	942,403

				1,866,917

Automobiles: 0.46%
Daimler Finance North America LLC 144A	1.88	1-11-2018	2,804,000	2,827,248
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,040,000	4,112,530
General Motors Company	3.50	10-2-2018	3,810,000	3,905,250
Volkswagen Group America 144A	2.13	5-23-2019	2,895,000	2,895,596

				13,740,624

Hotels, Restaurants & Leisure: 0.08%
Yum! Brands Incorporated	5.35	11-1-2043	2,025,000	2,213,359

Media: 0.69%
Comcast Corporation	4.20	8-15-2034	940,000	964,139
DIRECTV Holdings LLC	3.80	3-15-2022	3,040,000	3,121,156

8	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	4.45%	4-1-2024	$3,160,000	$3,331,904
Scripps Networks Interactive Incorporated	2.75	11-15-2019	2,555,000	2,582,947
Scripps Networks Interactive Incorporated	3.90	11-15-2024	3,495,000	3,559,423
Thomson Reuters Corporation	3.85	9-29-2024	3,415,000	3,464,367
Viacom Incorporated	5.25	4-1-2044	3,205,000	3,407,969

				20,431,905

Multiline Retail: 0.12%
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	3,640,000	3,663,449

Specialty Retail: 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	1,835,000	1,872,573

Consumer Staples: 1.15%

Beverages: 0.32%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	4,790,000	4,814,664
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	2,375,000	2,302,358
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,125,000	2,594,168

				9,711,190

Food Products: 0.54%
Tyson Foods Incorporated	4.50	6-15-2022	4,757,000	5,164,822
Tyson Foods Incorporated	5.15	8-15-2044	640,000	700,031
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,205,000	1,220,442
WM Wrigley Jr Company 144A	2.40	10-21-2018	1,745,000	1,768,488
WM Wrigley Jr Company 144A	2.90	10-21-2019	3,458,000	3,529,612
WM Wrigley Jr Company 144A	3.38	10-21-2020	3,580,000	3,708,579

				16,091,974

Tobacco: 0.29%
Altria Group Incorporated	2.63	1-14-2020	3,720,000	3,745,229
Altria Group Incorporated	4.50	5-2-2043	2,025,000	1,993,052
PhilipMorris International Incorporated	3.25	11-10-2024	1,495,000	1,503,723
PhilipMorris International Incorporated	4.25	11-10-2044	1,410,000	1,402,906

				8,644,910

Energy: 2.21%

Energy Equipment & Services: 0.02%
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	885,000	759,848

Oil, Gas & Consumable Fuels: 2.19%
Access Midstream Partners LP	4.88	5-15-2023	2,765,000	2,820,300
Chevron Corporation	2.19	11-15-2019	3,000,000	3,025,332
Cimarex Energy Company	4.38	6-1-2024	3,908,000	3,859,150
ConocoPhillips Company	2.88	11-15-2021	2,415,000	2,432,642
ConocoPhillips Company	3.35	11-15-2024	1,805,000	1,833,055
ConocoPhillips Company	4.15	11-15-2034	560,000	570,518
ConocoPhillips Company	4.30	11-15-2044	1,520,000	1,566,434

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Company	4.50%	4-15-2023	$3,859,000	$3,941,174
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,355,000	3,449,500
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	3,325,000	3,324,136
Energy Transfer Partners LP	6.50	2-1-2042	760,000	869,108
Enlink Midstream Partners LP	5.05	4-1-2045	2,375,000	2,402,655
Enterprise Products Operating LLC	3.75	2-15-2025	2,695,000	2,743,841
Enterprise Products Operating LLC	4.85	3-15-2044	2,250,000	2,357,633
Kerr-McGee Corporation	6.95	7-1-2024	3,930,000	4,865,018
Kinder Morgan Energy Partners LP	4.15	2-1-2024	1,680,000	1,691,849
Kinder Morgan Energy Partners LP	4.30	6-1-2025	2,210,000	2,227,786
Kinder Morgan Energy Partners LP	5.00	8-15-2042	825,000	780,074
Kinder Morgan Energy Partners LP	5.00	3-1-2043	825,000	788,913
Kinder Morgan Energy Partners LP	5.30	12-1-2034	910,000	929,384
Kinder Morgan Energy Partners LP	5.55	6-1-2045	2,210,000	2,252,003
Newfield Exploration Company	5.63	7-1-2024	2,655,000	2,807,663
Phillips 66	4.88	11-15-2044	3,255,000	3,324,403
Rowan Companies Incorporated	5.40	12-1-2042	1,681,000	1,566,547
Southeast Supply Header LLC 144A	4.25	6-15-2024	3,125,000	3,261,278
Sunoco Logistics Partner LP	5.35	5-15-2045	3,550,000	3,668,861
TC Pipelines LP	4.65	6-15-2021	928,000	995,798
Western Gas Partners LP	5.38	6-1-2021	950,000	1,061,808

				65,416,863

Financials: 7.34%

Banks: 2.87%
Bank of America Corporation	1.50	10-9-2015	11,242,000	11,309,171
Bank of America Corporation	4.00	4-1-2024	7,245,000	7,588,072
Bank of America Corporation	4.25	10-22-2026	3,225,000	3,251,039
Bank of America Corporation	6.00	9-1-2017	3,865,000	4,307,477
Capital One NA	2.40	9-5-2019	6,235,000	6,240,412
Citigroup Incorporated	1.55	8-14-2017	5,480,000	5,479,841
Citigroup Incorporated	1.70	7-25-2016	3,870,000	3,908,166
Citigroup Incorporated	2.65	3-2-2015	2,228,000	2,240,183
Citigroup Incorporated	3.75	6-16-2024	3,115,000	3,207,544
Citigroup Incorporated	4.30	11-20-2026	3,855,000	3,900,767
Credit Suisse New York	3.63	9-9-2024	4,580,000	4,682,748
HSBC USA Incorporated	2.38	2-13-2015	4,161,000	4,177,490
HSBC USA Incorporated	2.38	11-13-2019	6,755,000	6,803,710
Inter-American Development Bank	3.88	10-28-2041	3,038,000	3,260,573
Inter-American Development Bank	4.38	1-24-2044	1,110,000	1,329,433
JPMorgan Chase & Company	2.20	10-22-2019	4,390,000	4,377,818
JPMorgan Chase & Company	3.63	5-13-2024	5,270,000	5,417,523
JPMorgan Chase & Company	4.85	2-1-2044	2,090,000	2,292,883
PNC Bank NA	2.95	1-30-2023	1,895,000	1,867,500

				85,642,350

Capital Markets: 1.23%
Ameriprise Financial Incorporated	3.70	10-15-2024	1,245,000	1,274,662
Goldman Sachs Group Incorporated	3.85	7-8-2024	1,350,000	1,384,929
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,360,000	1,710,244

10	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.75%	10-1-2037	$1,406,000	$1,745,296
Lazard Group LLC	4.25	11-14-2020	3,325,000	3,543,054
Lazard Group LLC	6.85	6-15-2017	6,583,000	7,404,210
Morgan Stanley	2.38	7-23-2019	6,630,000	6,625,545
Morgan Stanley	3.70	10-23-2024	6,590,000	6,703,177
Morgan Stanley	4.35	9-8-2026	2,830,000	2,874,776
Morgan Stanley	5.38	10-15-2015	3,350,000	3,488,288

				36,754,181

Consumer Finance: 1.03%
American Express Credit Corporation	1.75	6-12-2015	7,141,000	7,190,266
Ford Motor Credit Company LLC	3.66	9-8-2024	3,375,000	3,397,282
Murray Street Investment Trust I	4.65	3-9-2017	6,028,000	6,435,282
Synchrony Financial	4.25	8-15-2024	3,055,000	3,125,971
Toyota Motor Credit Corporation	1.13	5-16-2017	6,580,000	6,582,494
Toyota Motor Credit Corporation	2.75	5-17-2021	4,115,000	4,192,889

				30,924,184

Diversified Financial Services: 0.19%
Credit Suisse New York	3.00	10-29-2021	2,125,000	2,127,429
General Electric Capital Corporation	5.88	1-14-2038	2,895,000	3,605,265

				5,732,694

Insurance: 0.92%
ACE INA Holdings Incorporated	3.35	5-15-2024	1,960,000	1,988,148
Alleghany Corporation	4.90	9-15-2044	1,855,000	1,875,294
American International Group Incorporated	4.50	7-16-2044	1,460,000	1,486,454
American International Group Incorporated	6.40	12-15-2020	2,095,000	2,516,765
American International Group Incorporated ±	8.18	5-15-2068	835,000	1,143,950
Assurant Incorporated	2.50	3-15-2018	3,380,000	3,422,618
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	2,135,000	2,105,155
Markel Corporation	3.63	3-30-2023	1,425,000	1,435,380
Markel Corporation	4.90	7-1-2022	1,995,000	2,186,009
Metlife Incorporated	1.90	12-15-2017	1,775,000	1,786,362
Nationwide Financial Services Incorporated 144A	5.30	11-18-2044	3,185,000	3,262,497
Prudential Financial Incorporated	4.60	5-15-2044	705,000	724,615
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,475,000	1,581,355
TIAA Asset Management Finance Company LLC 144A	4.13	11-1-2024	205,000	208,540
W.R. Berkley Corporation	4.63	3-15-2022	1,774,000	1,910,545

				27,633,687

REITs: 1.10%
American Tower Corporation	3.45	9-15-2021	3,295,000	3,270,867
American Tower Corporation	3.50	1-31-2023	3,197,000	3,107,650
DDR Corporation	3.38	5-15-2023	3,910,000	3,812,524
DDR Corporation	4.63	7-15-2022	4,055,000	4,345,516
Federal Realty Investment Trust	3.00	8-1-2022	1,330,000	1,328,038
Federal Realty Investment Trust	3.95	1-15-2024	1,805,000	1,900,046
Healthcare Trust of America Holdings LP	3.38	7-15-2021	2,155,000	2,170,387

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Mid-America Apartments LP	3.75%	6-15-2024	$3,510,000	$3,542,243
Mid-America Apartments LP	4.30	10-15-2023	2,595,000	2,735,870
Tanger Properties LP	3.75	12-1-2024	1,530,000	1,542,119
Tanger Properties LP	3.88	12-1-2023	1,740,000	1,783,194
WEA Finance LLC 144A	2.70	9-17-2019	1,675,000	1,691,249
WEA Finance LLC 144A	3.75	9-17-2024	1,590,000	1,615,167

				32,844,870

Health Care: 1.54%

Biotechnology: 0.58%
Amgen Incorporated	1.25	5-22-2017	6,585,000	6,569,716
Amgen Incorporated	3.63	5-22-2024	2,470,000	2,497,548
Celgene Corporation	3.63	5-15-2024	2,690,000	2,734,789
Celgene Corporation	5.25	8-15-2043	1,455,000	1,619,750
Gilead Sciences Incorporated	3.50	2-1-2025	2,995,000	3,090,478
Gilead Sciences Incorporated	4.50	2-1-2045	705,000	740,595

				17,252,876

Health Care Providers & Services: 0.32%
McKesson Corporation	3.80	3-15-2024	1,960,000	2,008,741
WellPoint Incorporated	3.50	8-15-2024	2,185,000	2,196,744
WellPoint Incorporated	3.13	5-15-2022	4,063,000	4,063,553
WellPoint Incorporated	5.10	1-15-2044	1,205,000	1,315,452

				9,584,490

Life Sciences Tools & Services: 0.25%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	3,895,000	3,893,672
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	1,995,000	2,015,110
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	1,585,000	1,638,456

				7,547,238

Pharmaceuticals: 0.39%
AbbVie Incorporated	4.40	11-6-2042	1,910,000	1,903,903
Bayer US Finance LLC 144A	3.00	10-8-2021	4,825,000	4,885,756
Forest Laboratories Incorporated 144A	4.38	2-1-2019	3,520,000	3,747,614
Mylan Incorporated	5.40	11-29-2043	1,015,000	1,105,714

				11,642,987

Industrials: 0.72%

Aerospace & Defense: 0.27%
Northrop Grumman Corporation	3.25	8-1-2023	4,345,000	4,401,724
Northrop Grumman Corporation	4.75	6-1-2043	3,295,000	3,531,670

				7,933,394

Machinery: 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	1,740,000	1,725,506

12	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 0.39%
Burlington Northern Santa Fe LLC	4.55%	9-1-2044	$875,000	$912,664
ERAC USA Finance LLC 144A	3.85	11-15-2024	1,295,000	1,319,969
ERAC USA Finance LLC 144A	5.63	3-15-2042	4,513,000	5,227,629
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	4,240,000	4,245,338

				11,705,600

Information Technology: 1.10%

Electronic Equipment, Instruments & Components: 0.15%
Keysight Technologies 144A	4.55	10-30-2024	1,710,000	1,713,557
L-3 Communications Corporation	3.95	5-28-2024	2,630,000	2,641,827

				4,355,384

IT Services: 0.13%
Mastercard Incorporated	3.38	4-1-2024	3,645,000	3,748,573

Semiconductors & Semiconductor Equipment: 0.02%
Broadcom Corporation	4.50	8-1-2034	700,000	725,092

Software: 0.32%
Oracle Corporation	3.40	7-8-2024	4,115,000	4,236,598
Oracle Corporation	4.30	7-8-2034	3,410,000	3,564,292
Oracle Corporation	4.50	7-8-2044	1,740,000	1,845,373

				9,646,263

Technology Hardware, Storage & Peripherals: 0.48%
Apple Incorporated	2.85	5-6-2021	7,135,000	7,324,491
Apple Incorporated	3.45	5-6-2024	4,430,000	4,622,989
Apple Incorporated	4.45	5-6-2044	2,375,000	2,561,043

				14,508,523

Materials: 0.50%

Chemicals: 0.33%
Albemarle Corporation	4.15	12-1-2024	1,450,000	1,481,213
Albemarle Corporation	5.45	12-1-2044	1,380,000	1,436,011
Eastman Chemical Company	3.80	3-15-2025	3,025,000	3,098,105
Eastman Chemical Company	4.65	10-15-2044	1,395,000	1,417,448
Mosaic Company	5.45	11-15-2033	980,000	1,091,203
Mosaic Company	5.63	11-15-2043	1,235,000	1,406,181

				9,930,161

Metals & Mining: 0.17%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	3,020,000	3,039,219
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	965,000	982,496
Vale Overseas Limited	8.25	1-17-2034	815,000	1,009,992

				5,031,707

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.31%

Diversified Telecommunication Services: 1.31%
AT&T Incorporated	4.30%	12-15-2042	$1,550,000	$1,472,497
AT&T Incorporated	4.35	6-15-2045	2,629,000	2,496,987
AT&T Incorporated	4.80	6-15-2044	1,505,000	1,533,762
Verizon Communications Incorporated	1.35	6-9-2017	8,740,000	8,749,256
Verizon Communications Incorporated	3.45	3-15-2021	3,135,000	3,250,481
Verizon Communications Incorporated	3.50	11-1-2024	5,265,000	5,272,413
Verizon Communications Incorporated	4.40	11-1-2034	9,379,000	9,338,811
Verizon Communications Incorporated	5.15	9-15-2023	6,205,000	6,986,253

				39,100,460

Utilities: 1.57%

Electric Utilities: 0.89%
Alabama Power Company	4.15	8-15-2044	775,000	796,459
American Electric Power Company	1.65	12-15-2017	4,185,000	4,208,398
Connecticut Light & Power Company	4.30	4-15-2044	1,425,000	1,506,098
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	1,210,000	1,274,318
Duke Energy Ohio Incorporated	3.75	4-15-2024	1,878,000	1,965,192
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	2,055,000	2,136,078
PacifiCorp	3.60	4-1-2024	3,700,000	3,860,106
Potomac Electric Power	3.60	3-15-2024	1,675,000	1,758,438
PPL Capital Funding Incorporated	3.95	3-15-2024	1,770,000	1,846,475
Public Service Company of Colorado	4.30	3-15-2044	1,046,000	1,130,539
Public Service Electric & Gas Company	3.05	11-15-2024	1,605,000	1,615,577
Public Service Electric & Gas Company	4.00	6-1-2044	1,855,000	1,861,459
Southwestern Electric Power Company	3.55	2-15-2022	1,331,000	1,375,187
Virginia Electric & Power Company	4.45	2-15-2044	1,140,000	1,221,728

				26,556,052

Gas Utilities: 0.09%
ONEOK Partners LP	2.00	10-1-2017	2,595,000	2,608,803

Multi-Utilities: 0.59%
Ameren Illinois Company	4.30	7-1-2044	1,620,000	1,689,459
Berkshire Hathaway Energy	5.15	11-15-2043	1,170,000	1,330,629
Consumers Energy Company	4.35	8-31-2064	1,205,000	1,232,343
Dominion Resources Incorporated	4.70	12-1-2044	1,955,000	2,035,517
Dominion Resources Incorporated	8.88	1-15-2019	3,555,000	4,480,697
Pacific Gas & Electric Corporation	3.25	6-15-2023	1,583,000	1,597,972
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,351,963

				17,718,580

Total Corporate Bonds and Notes (Cost $550,940,409)				565,267,267

Municipal Obligations: 0.98%

California: 0.27%
California Build America Bonds (GO)	7.60	11-1-2040	2,540,000	3,934,460
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	2,930,000	4,254,096

				8,188,556

14	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 0.05%
Illinois Finance Authority (GO)	5.88%	3-1-2019	$1,420,000	$1,585,771

Nevada: 0.14%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	2,975,000	4,240,684

New Jersey: 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	3,782,000	5,407,466

New York: 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	3,965,000	4,024,594

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,124,000	1,212,740

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	3,370,000	4,763,967

Total Municipal Obligations (Cost $22,612,089)				29,423,778

Non-Agency Mortgage Backed Securities: 5.16%
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	7-10-2045	937,000	952,707
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,625,354
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	2,301,000	2,494,940
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class A3	3.75	3-10-2047	1,573,000	1,657,465
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	2,145,000	2,257,306
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,067,197
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,108,000	1,158,642
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	604,000	651,427
Commercial Mortgage Pass-Through Certificate Series 2014-C17 Class A4	3.70	5-10-2047	1,025,000	1,070,362
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	7,263,000	7,655,732
Commercial Mortgage Pass-Through Certificate Series 2014-C20 Class ASB	3.31	11-10-2047	1,678,000	1,726,647
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	8,443,000	8,830,610
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,823,000	1,899,400
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	3,214,000	3,368,597
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	3,107,000	3,274,940
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	3,113,000	3,286,291
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM ±%%	4.05	12-10-2047	3,527,000	3,632,689
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB %%	3.39	12-10-2047	3,637,000	3,746,032
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	3,091,000	3,370,284
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	1,692,000	1,781,443
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	1,579,366	1,604,939
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	4,689,227	4,819,588
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,076,000	4,533,947
Ford Credit Floorplan Master Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,057,898

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22%	4-10-2037	$1,964,000	$2,002,820
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2 144A	3.65	3-10-2044	2,853,134	2,929,102
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	1,237,558	1,240,944
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	1,106,335	1,110,426
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	1,469,000	1,607,916
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	2,101,000	2,261,846
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,975,316
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	4,305,000	4,546,287
GS Mortgage Securities Trust Series 2014-GC24 Class AAB	3.65	9-10-2047	5,855,000	6,175,403
GS Mortgage Securities Trust Series 2014-GC26 Class AAB (a)	3.37	11-10-2047	2,254,000	2,321,528
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,841,564	12,449,324
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	231,012	232,481
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	1,715,199	1,767,630
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,556,344	1,619,528
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class ASB	3.43	8-15-2047	1,636,000	1,704,825
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C23 Class ASB	3.66	9-15-2047	693,000	731,261
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	401,000	416,960
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,200,327
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	829,000	839,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	4,369,488	4,401,355
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	1,899,000	2,000,572
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16 Class ASB	3.48	6-15-2047	54,000	56,367
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	4,663,000	4,689,696
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,518,000	4,671,666
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	4,195,000	4,201,368
Perpetual Savings Bank Series 1990-1 Class 1 ±	4.93	3-1-2020	45,754	45,655
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68	2-25-2028	45,261	44,647
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,062,278
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class A4	3.24	4-10-2046	264,000	269,484

Total Non-Agency Mortgage Backed Securities (Cost $151,195,776)				154,101,015

U.S. Treasury Securities: 29.96%
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,795,651
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	21,412,044
U.S. Treasury Bond	3.13	8-15-2044	11,625,000	12,143,580
U.S. Treasury Bond	3.38	5-15-2044	13,915,000	15,226,057
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	10,260,393
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,098,380
U.S. Treasury Bond	3.75	11-15-2043	6,093,000	7,125,002
U.S. Treasury Note ##	0.38	10-31-2016	9,873,000	9,858,348
U.S. Treasury Note %%	0.50	11-30-2016	19,946,000	19,949,183
U.S. Treasury Note	0.63	8-31-2017	8,211,000	8,169,945
U.S. Treasury Note	0.63	9-30-2017	56,005,000	55,663,706

16	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.88%	5-15-2017	$30,714,000	$30,853,165
U.S. Treasury Note	0.88	8-15-2017	139,524,000	139,829,279
U.S. Treasury Note ##	0.88	10-15-2017	138,683,000	138,845,536
U.S. Treasury Note ##	0.88	11-15-2017	8,923,000	8,929,273
U.S. Treasury Note	1.00	9-15-2017	12,558,000	12,629,618
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,638,462
U.S. Treasury Note	1.50	5-31-2019	20,847,000	20,941,458
U.S. Treasury Note	1.50	10-31-2019	31,889,000	31,918,912
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,840,596
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,282,189
U.S. Treasury Note	1.63	7-31-2019	34,285,000	34,593,016
U.S. Treasury Note	1.63	8-31-2019	45,236,000	45,607,071
U.S. Treasury Note %%	1.63	11-30-2019	11,300,000	11,292,093
U.S. Treasury Note	1.75	9-30-2019	25,287,000	25,622,837
U.S. Treasury Note	2.00	10-31-2021	20,939,000	21,099,309
U.S. Treasury Note	2.25	7-31-2021	7,251,000	7,431,144
U.S. Treasury Note	2.25	11-15-2024	6,974,000	7,021,946
U.S. Treasury Note	2.38	8-15-2024	6,111,000	6,220,809
U.S. Treasury Note	2.50	5-15-2024	40,711,000	41,941,856
U.S. Treasury Note	2.75	2-15-2024	8,421,000	8,865,073
U.S. Treasury Note	3.13	4-30-2017	48,591,000	51,464,720

Total U.S. Treasury Securities (Cost $878,685,604)				895,570,651

Yankee Corporate Bonds and Notes: 5.21%

Consumer Discretionary: 0.34%

Media: 0.17%
British Sky Broadcasting 144A	3.75	9-16-2024	3,295,000	3,350,919
Grupo Televisa SAB	5.00	5-13-2045	1,565,000	1,586,973

				4,937,892

Textiles, Apparel & Luxury Goods: 0.17%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,007,000	5,054,241

Consumer Staples: 0.16%

Beverages: 0.16%
Pernod Ricard SA 144A	5.75	4-7-2021	4,144,000	4,784,078

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,738,000	1,969,950
Ecopetrol SA	5.88	5-28-2045	1,475,000	1,460,250
Ecopetrol SA	7.38	9-18-2043	1,435,000	1,689,713
Petrobras Global Finance Company	3.00	1-15-2019	2,190,000	2,081,135
Petrobras Global Finance Company	4.88	3-17-2020	3,105,000	3,067,988
Petroleos Mexicanos Company ±	2.25	7-18-2018	1,500,000	1,546,875
Petroleos Mexicanos Company	2.38	4-15-2025	3,885,000	3,898,897
Petroleos Mexicanos Company 144A	5.50	6-27-2044	650,000	669,500

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos Company	6.38%	1-23-2045	$3,135,000	$3,611,990
Statoil ASA	2.25	11-8-2019	2,680,000	2,696,313
Statoil ASA	2.90	11-8-2020	3,100,000	3,181,704
Talisman Energy Incorporated	3.75	2-1-2021	3,133,000	3,036,704
Total Capital International SA	2.10	6-19-2019	2,520,000	2,540,016
Total Capital International SA	2.75	6-19-2021	1,680,000	1,698,986
Weatherford International Limited	4.50	4-15-2022	1,520,000	1,505,112
Weatherford International Limited	5.95	4-15-2042	1,960,000	1,919,710

				36,574,843

Financials: 2.30%

Banks: 1.88%
ANZ Banking Group 144A	4.50	3-19-2024	3,475,000	3,588,733
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35	9-8-2019	10,515,000	10,531,298
BPCE SA 144A	5.70	10-22-2023	1,535,000	1,645,581
HSBC Holdings plc	4.25	3-14-2024	2,225,000	2,315,845
HSBC Holdings plc	5.25	3-14-2044	2,440,000	2,710,498
ING Bank NV 144A	2.50	10-1-2019	7,195,000	7,298,968
ING Bank NV 144A	5.80	9-25-2023	2,850,000	3,204,460
Intesa Sanpaolo SpA	2.38	1-13-2017	4,250,000	4,308,246
Lloyds Banking Group plc Subordinated	4.50	11-4-2024	3,300,000	3,338,693
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	8,700,000	8,752,270
Royal Bank Scotland Group plc	5.13	5-28-2024	1,225,000	1,251,037
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,030,000	5,010,665
Sumitomo Mitsui Financial Group Incorporated 144A	4.44	4-2-2024	2,200,000	2,302,300

				56,258,594

Consumer Finance: 0.16%
CNOOC Finance Corporation Limited	1.63	4-30-2017	4,790,000	4,790,924

Diversified Financial Services: 0.26%
BHP Billiton Finance USA Limited	5.00	9-30-2043	980,000	1,114,776
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,493,415

				7,608,191

Health Care: 0.32%

Pharmaceuticals: 0.32%
Actavis Funding SCS	3.85	6-15-2024	1,084,000	1,081,179
Actavis Funding SCS	4.85	6-15-2044	1,700,000	1,689,450
Perrigo Finance plc %%	3.90	12-15-2024	3,070,000	3,101,756
Perrigo Finance plc %%	4.90	12-15-2044	1,900,000	1,948,068
Teva Pharmaceutical Finance BV	3.65	11-10-2021	1,820,000	1,873,666

				9,694,119

Information Technology: 0.37%

Internet Software & Services: 0.37%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	5,350,000	5,347,480
Alibaba Group Holding Limited 144A	3.60	11-28-2024	3,875,000	3,883,703
Alibaba Group Holding Limited 144A	4.50	11-28-2034	855,000	867,246
Tencent Holdings Limited 144A	3.38	5-2-2019	985,000	1,006,088

				11,104,517

18	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.17%

Chemicals: 0.05%
LYB International Finance BV	4.88%	3-15-2044	$1,305,000	$1,388,576

Metals & Mining: 0.12%
Barrick Gold Corporation	4.10	5-1-2023	1,410,000	1,381,184
Xstrata Finance Canada 144A	2.05	10-23-2015	2,234,000	2,252,401

				3,633,585

Telecommunication Services: 0.23%

Diversified Telecommunication Services: 0.08%
Bharti Airtel International Company 144A	5.35	5-20-2024	1,700,000	1,853,119
Telefonica Chile SA 144A	3.88	10-12-2022	500,000	495,876

				2,348,995

Wireless Telecommunication Services: 0.15%
America Movil SAB de CV	3.13	7-16-2022	4,525,000	4,485,633

Utilities : 0.10%

Electric Utilities : 0.10%
Electricite de France 144A	6.00	1-22-2114	2,605,000	2,969,249

Total Yankee Corporate Bonds and Notes (Cost $152,240,431)				155,633,437

Yankee Government Bonds : 1.43%
Province of Manitoba	3.05	5-14-2024	2,470,000	2,557,771
Republic of Brazil	5.00	1-27-2045	1,605,000	1,588,950
Republic of Paraguay 144A	6.10	8-11-2044	2,220,000	2,364,300
Republic of Poland	4.00	1-22-2024	4,493,000	4,763,658
Republic of Slovenia 144A	5.25	2-18-2024	5,750,000	6,325,000
Republic of Slovenia 144A	5.50	10-26-2022	4,380,000	4,894,650
Republic of Slovenia 144A	5.85	5-10-2023	1,410,000	1,603,720
Slovak Republic 144A	4.38	5-21-2022	7,360,000	8,014,010
United Mexican States	3.60	1-30-2025	3,385,000	3,393,124
United Mexican States	5.75	10-12-2049	6,736,000	7,187,312

Total Yankee Government Bonds (Cost $40,387,654)				42,692,495

	Yield		Shares

Short-Term Investments : 5.50%

Investment Companies : 5.50%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12		747,555	747,555
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		163,584,955	163,584,955

Total Short-Term Investments (Cost $164,332,510)				164,332,510

Total investments in securities (Cost $3,281,041,099) *	111.68%	3,338,182,606
Other assets and liabilities, net	(11.68)	(349,138,883)

Total net assets	100.00%	$2,989,043,723

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	19

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $3,286,132,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,627,009
Gross unrealized losses	(8,577,313)

Net unrealized gains	$52,049,696

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 27, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 27, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 27, 2015